                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4805

                             Van Kampen Equity Trust
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end:   3/31

Date of reporting period:   9/30/03

Item 1. Report to Shareholders

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Utility Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of September 30, 2003.

       This material must be preceded or accompanied by a prospectus for the fund being offered.

       Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the fund will achieve its investment objective. The fund is subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and, therefore, the value of the fund shares may be less than what you paid for them. Accordingly, you can lose money investing in this fund. Please see the prospectus for more complete information on investment risks.

       NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Performance Summary

                               A SHARES                B SHARES                C SHARES
                            since 7/28/93           since 7/28/93           since 8/13/93
---------------------------------------------------------------------------------------------
AVERAGE ANNUAL           W/O SALES    W/SALES    W/O SALES    W/SALES    W/O SALES    W/SALES
TOTAL RETURNS             CHARGES     CHARGES     CHARGES     CHARGES     CHARGES     CHARGES

Since Inception            6.26%       5.64%       5.78%       5.78%       5.36%       5.36%

10-year                    5.91        5.28        5.42        5.42        5.12        5.12

5-year                     1.05       -0.13        0.28        0.05        0.30        0.30

1-year                    17.88       11.07       16.98       12.98       16.98       15.98

6-month                   14.16        7.59       13.64        9.64       13.64       12.64
---------------------------------------------------------------------------------------------

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, and fund shares, when redeemed, may be worth more or less than their original cost. The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 4.00 percent for Class B shares (in year one and declining to zero after year six), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B and C shares reflect their conversion into Class A shares six and 10 years after purchase, respectively. See footnote 3 in the Notes to Financial Statements for additional information. Certain non-recurring payments were made to Class C shares, resulting in an increase to the one-year return of 0.01%. Figures shown above assume reinvestment of all dividends and capital gains.

The S&P Utilities Index is a broad-based index, generally representative of the U.S. market for utility stocks. Index is unmanaged and does not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2003

       During the reporting period, Van Kampen Utility Fund was managed by the adviser's Equity Income team.(1) The following discussion reflects the Equity Income team's views on the fund's performance. As of September 30, 2003, the fund is managed by the adviser's Sector Research team. Current members include Edward Gaylor, Executive Director; Christine Drusch, Managing Director; and Ronald B. Silvestri, Vice President.

Q. BEFORE YOU DISCUSS HOW THE FUND PERFORMED, PLEASE DESCRIBE THE OVERALL MARKET ENVIRONMENT.

A. Utility stocks enjoyed overall strong performance despite an up-and-down six months for the sector.

        -- Early in the reporting period, utility stocks benefited from continued economic uncertainty, which provided investors with an incentive to favor companies with high dividend yields and stable earnings. Utilities also were helped by low interest rates, which reduced companies' expenses and added to their earnings.

        -- However, starting in the summer, increasing optimism about the economy's growth potential and a sudden rise in short-term interest rates hurt utilities. What's more, a major blackout in the Northeast highlighted weaknesses in our nation's electric grid and caused some experts to speculate about the potential for stricter regulations and government-mandated capital expenditures to upgrade the grid.

        -- By September, though, investors returned to utilities, which had been lagging the broad stock market and whose valuations began to appear increasingly attractive.

Q.     HOW DID THE FUND PERFORM DURING THE REPORTING PERIOD?

A.     The fund underperformed its benchmark index.

        -- Van Kampen Utility Fund returned 14.16 percent for the six months ended September 30, 2003. Performance figures are for Class A shares, and assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. If sales charges were included, performance would be lower. Past performance is no guarantee of future results.

        -- The fund's benchmark, the Standard & Poor's Utilities Index, returned 20.75 percent.

       See Performance Summary for additional information and index definitions.

(1)Team members may change at any time without notice.

Q.     WHAT FACTORS HINDERED PERFORMANCE?

A. In a strong environment for utility stocks, few of the fund's holdings had negative or flat returns. Several of those that did--Telefonos de Mexico (TelMex) and the Regional Bell operating companies (RBOCs), for example--were in the telecommunications-services area. Also, Reliant Resources was a weak performer.

        -- The strength of the dollar relative to the peso led to poor results from TelMex, Mexico's dominant telecom-service provider. Because TelMex's debt is denominated primarily in dollars, that company must make larger debt payments when pesos decline in value.

        -- RBOCs, such as Verizon, also were disappointments. Many of these businesses have lost revenue as consumers look to replace second telephone lines with wireless phones. Also, telecommunications companies have suffered from ferocious price competition for their services, particularly in long distance. Finally, wireless carriers, including Verizon's wireless subsidiary, came under pressure because of concerns that number portability--the ability to transfer a mobile-phone number from one provider to another--would increase customer turnover.

        -- Reliant Resources, an independent electric utility, ran into financial problems as it sought to restructure debt. The company also saw its earnings fall short of expectations. These issues weighed on Reliant's stock. In June, because of attractive pricing related to the company's restructuring, the fund bought convertible bonds issued by Reliant.

TOP 10 HOLDINGS AS OF 9/30/03               TOP INDUSTRIES AS OF 9/30/03
Exelon                            5.5%      Electric Utilities            62.1%
Public Service Enterprise Group   4.8       Gas Utilities                 12.2
FPL Group                         4.2       Integrated Telecomm Services  10.8
Ameren                            4.2       Multi-Utilities & Unregulated
Entergy                           4.1       Power                          8.0
KeySpan                           3.7       Wireless Telecomm Services     3.1
NSTAR                             3.7       Diversified Metals & Mining    1.9
Constellation Energy Group        3.6       Broadcasting & Cable TV        1.0
Southern                          3.1       Electric                       0.5
Cinergy                           2.7       Telecommunications             0.4

Subject to change daily. All percentages are as a percentage of long-term investments. Provided for informational purposes only and should not be deemed as a recommendation to buy securities in the industries shown above. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Q.     WHAT HELPED PERFORMANCE DURING THE REPORTING PERIOD?

A. Most of the fund's strongest performers were large electric utilities. High natural-gas prices had a significant positive impact on the earnings of utility companies that do not use gas as a primary fuel for generation. During periods of high demand, natural-gas-fired plants set the marginal electricity price, so companies with large coal-fired or nuclear fleets see higher margins when gas prices also are high. Stocks such as Exelon, Constellation Energy Group and Public Service Enterprise(2) were among those that benefited in this environment. These companies also were helped by their solid balance sheets, their focus on their core business of energy generation and their positions in regulated markets. As of the end of the period, Exelon and Public Service Enterprise were the largest and second-largest positions in the fund.

Q.     PLEASE HIGHLIGHT SIGNIFICANT WEIGHTINGS FROM THE PORTFOLIO.

A. In addition to stocks already cited, the fund also maintained large positions in Ameren and Entergy. Both stocks, in our opinion, demonstrated attributes that we found attractive, including solid financial positions and a steady focus on both power generation and distribution.

        -- Ameren is a St. Louis-based utility that provides electricity to Missouri and southern Illinois. We were attracted to Ameren's successful recent acquisitions and consistent earnings history. We also liked the company's strong yield.

        -- Entergy generates electricity for four southern states and owns regulated and non-regulated power plants across the United States and Europe. We believed that Entergy stood to benefit from its large nuclear fleet. As of one of the lowest-cost sources of energy, nuclear generation has exhibited high profit margins for companies in times of strong power prices.

Q. NOW THAT YOU'VE PROVIDED AN OVERVIEW OF THE FUND, DO YOU HAVE ANY CLOSING THOUGHTS FOR SHAREHOLDERS?

A. An energy bill has been on the table in Washington for some time, and uncertainty about its timetable has weighed on the utility sector. The bill includes a provision to repeal a Depression-era regulatory structure that has hindered mergers and restricted non-utilities from entering the sector. Repeal of these laws could help facilitate more mergers in the utility industry and also allow more capital to move into the sector to aid infrastructure improvements. If legislation doesn't pass this year, we believe it is unlikely to do so until after 2004, an election year and a

(2)There is no guarantee that these securities will continue to perform well or be held by the fund in the future.

       time when other priorities will surface. Also, interest rates remain at historically low levels. An increase would likely have a negative impact on utility stocks, which are highly sensitive to rate changes.

       On the positive side, last summer's tax package included a major cut in taxes on dividends. Utility stocks, which tend to have high dividend yields relative to other equity securities, were instant beneficiaries and may continue to be, as long as the tax cut remains in place.

       In short, there is uncertainty surrounding the sector, but also reasons for optimism. Because markets are unpredictable, especially in the short term, we recommend you work with your financial advisor to include Van Kampen Utility Fund as just one part of a broadly diversified portfolio.

ANNUAL HOUSEHOLDING NOTICE

       To reduce expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectus and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICIES AND PROCEDURES

       A description of the fund's policies and procedures with respect to the voting of proxies relating to the fund's portfolio securities is available without charge, upon request, by calling 1-800-847-2424. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

                         BY THE NUMBERS

YOUR FUND'S INVESTMENTS

September 30, 2003 (Unaudited)
THE FOLLOWING PAGES DETAIL YOUR FUND'S PORTFOLIO OF INVESTMENTS AT THE END OF THE REPORTING PERIOD.

                                                                           MARKET
DESCRIPTION                                                   SHARES       VALUE
COMMON STOCKS  79.9%
BROADCASTING & CABLE TV  1.0%
Comcast Corp. (a)...........................................   50,000   $  1,544,000
                                                                        ------------

DIVERSIFIED METALS & MINING  1.9%
Peabody Energy Corp. .......................................   89,400      2,804,478
                                                                        ------------

ELECTRIC UTILITIES  49.5%
Ameren Corp. ...............................................  145,000      6,221,950
Cinergy Corp. ..............................................   60,000      2,202,000
Consolidated Edison, Inc. ..................................   96,600      3,937,416
Dominion Resources, Inc. ...................................   30,000      1,857,000
DPL, Inc. ..................................................   80,000      1,372,000
DTE Energy Co. .............................................   85,100      3,139,339
Duquesne Light Holdings, Inc. ..............................  261,500      4,037,560
Edison International, Inc. (a)..............................  150,000      2,865,000
Entergy Corp. ..............................................  113,300      6,135,195
Exelon Corp. ...............................................  128,500      8,159,750
FirstEnergy Corp. ..........................................   70,872      2,260,817
Great Plains Energy, Inc. ..................................   40,000      1,212,800
Northeast Utilities.........................................   49,500        887,040
NSTAR.......................................................  114,600      5,443,500
Pinnacle West Capital Corp. ................................   91,800      3,258,900
PNM Resources, Inc. ........................................  110,400      3,095,616
PPL Corp. ..................................................   21,600        884,520
Progress Energy, Inc. ......................................   70,000      3,112,200
Public Service Enterprise Group, Inc. ......................  170,000      7,140,000
Southern Co. ...............................................  156,600      4,591,512
TXU Corp. ..................................................   25,000        589,000
Wisconsin Energy Corp. .....................................   60,000      1,834,200
                                                                        ------------
                                                                          74,237,315
                                                                        ------------
GAS UTILITIES  11.0%
AGL Resources, Inc. ........................................   90,000      2,535,300
Equitable Resources, Inc. ..................................   30,000      1,233,000
KeySpan Corp. ..............................................  157,200      5,514,576
National Fuel Gas Co. ......................................  104,000      2,376,400
NiSource, Inc. .............................................  125,596      2,509,408
Southwest Gas Corp. ........................................   76,200      1,729,740
WGL Holdings, Inc. .........................................   20,000        551,600
                                                                        ------------
                                                                          16,450,024
                                                                        ------------

 6                                             See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2003 (Unaudited)

                                                                           MARKET
DESCRIPTION                                                   SHARES       VALUE
INTEGRATED TELECOMMUNICATION SERVICES  8.3%
ALLTEL Corp. ...............................................   17,300   $    801,682
BellSouth Corp. ............................................  139,800      3,310,464
SBC Communications, Inc. ...................................  145,400      3,235,150
Telefonos de Mexico SA de CV--ADR (Mexico)..................   50,000      1,527,500
Verizon Communications, Inc. ...............................  111,600      3,620,304
                                                                        ------------
                                                                          12,495,100
                                                                        ------------
MULTI-UTILITIES & UNREGULATED POWER  6.6%
Avista Corp. ...............................................  170,000      2,648,600
Constellation Energy Group, Inc. ...........................  149,700      5,356,266
Questar Corp. ..............................................   40,000      1,232,400
Williams Cos., Inc. ........................................   65,000        612,300
                                                                        ------------
                                                                           9,849,566
                                                                        ------------
WIRELESS TELECOMMUNICATION SERVICES  1.6%
AT&T Wireless Services, Inc. (a)............................  220,000      1,799,600
Sprint Corp. (a)............................................  110,000        630,300
                                                                        ------------
                                                                           2,429,900
                                                                        ------------

TOTAL COMMON STOCKS  79.9%...........................................    119,810,383
                                                                        ------------

CONVERTIBLE PREFERRED STOCKS  13.6%
ELECTRIC UTILITIES  10.6%
American Electric Power, Inc., 9.250% (Convertible into
  38,711 common shares).....................................   38,000      1,692,900
Cinergy Corp., 9.500%, PRIDES (Convertible into 43,608
  common shares)............................................   30,000      1,836,000
Citizens Communications Co., 6.750% (Convertible into 43,045
  common shares)............................................   25,000        602,500
Dominion Resources, Inc., 8.750% (Convertible into 24,592
  common shares)............................................   40,000      2,126,000
FPL Group, Inc., 8.000% (Convertible into 14,724 common
  shares)...................................................   20,000      1,104,000
FPL Group, Inc., 8.500% (Convertible into 72,558 common
  shares)...................................................   90,000      5,126,400
PPL Capital Fund Trust, 7.750%, PEPS (Convertible into
  24,224 common shares).....................................   63,000      1,324,260
TECO Energy, Inc., 9.500% (Convertible into 53,983 common
  shares)...................................................   65,000      1,205,750
TXU Corp., 8.125%, PRIDES (Convertible into 19,868 common
  shares)...................................................   25,000        888,250
                                                                        ------------
                                                                          15,906,060
                                                                        ------------
INTEGRATED TELECOMMUNICATION SERVICES  1.7%
ALLTEL Corp., 7.750% (Convertible into 24,343 common
  shares)...................................................   29,400      1,437,366
Centurytel, Inc., 6.875% (Convertible into 27,776 common
  shares)...................................................   40,000      1,108,000
                                                                        ------------
                                                                           2,545,366
                                                                        ------------

See Notes to Financial Statements                                              7

YOUR FUND'S INVESTMENTS

September 30, 2003 (Unaudited)

                                                                           MARKET
DESCRIPTION                                                   SHARES       VALUE
MULTI-UTILITIES & UNREGULATED POWER  1.3%
Williams Cos, Inc., 144A--Private Placement, 5.500%
  (Convertible into 91,355 common shares) (b)...............   19,900   $  1,203,950
Williams Cos, Inc., 9.000% (Convertible into 58,500 common
  shares)...................................................   58,500        778,635
                                                                        ------------
                                                                           1,982,585
                                                                        ------------

TOTAL CONVERTIBLE PREFERRED STOCKS  13.6%............................     20,434,011
                                                                        ------------

PAR
AMOUNT                                                                            MARKET
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
          CORPORATE BONDS  1.5%
          ELECTRIC UTILITIES  0.7%
$1,000    Union Electric Co. ............................. 7.375%   12/15/04      1,070,150
                                                                               ------------

          INTEGRATED TELECOMMUNICATION SERVICES  0.8%
 1,000    Cox Communications, Inc. ....................... 6.875    06/15/05      1,081,758
                                                                               ------------

          TOTAL CORPORATE BONDS.............................................      2,151,908
                                                                               ------------

          CONVERTIBLE CORPORATE BONDS  4.2%
          ELECTRIC  0.5%
   775    Calpine Corp. (Convertible into 42,889 common
          shares)......................................... 4.000    12/26/06        713,969
                                                                               ------------

          ELECTRIC UTILITIES  0.7%
 1,300    Reliant Resources, Inc., 144A--Private Placement
          (Convertible into 136,254 common shares) (b).... 5.000    08/15/10      1,113,125
                                                                               ------------

          GAS UTILITIES  1.1%
 4,000    El Paso Corp. (Convertible into 19,149 common
          shares).........................................   *      02/28/21      1,720,000
                                                                               ------------

          TELECOMMUNICATIONS  0.4%
   544    Level 3 Communications, Inc. (Convertible into
          75,766 common shares)........................... 2.875    07/15/10        537,880
                                                                               ------------

 8                                             See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2003 (Unaudited)

PAR
AMOUNT                                                                            MARKET
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
          WIRELESS TELECOMMUNICATION SERVICES  1.5%
$  520    Crown Castle International (Convertible into
          48,015 common shares)........................... 4.000%   07/15/10   $    616,850
 1,500    Nextel Communications, Inc. (Convertible into
          62,927 common shares)........................... 6.000    06/01/11      1,633,125
                                                                               ------------
                                                                                  2,249,975
                                                                               ------------
          TOTAL CONVERTIBLE CORPORATE BONDS  4.2%...........................      6,334,949
                                                                               ------------

TOTAL LONG-TERM INVESTMENTS  99.2%
  (Cost $133,818,255).......................................................    148,731,251
REPURCHASE AGREEMENT  1.0%
State Street Bank & Trust Co. ($1,433,000 par collateralized by U.S.
  Government obligations in a pooled cash account, dated 09/30/03, to be
  sold on 10/01/03 at $1,433,035) (Cost $1,433,000).........................      1,433,000
                                                                               ------------

TOTAL INVESTMENTS  100.2%
  (Cost $135,251,255).......................................................    150,164,251

LIABILITIES IN EXCESS OF OTHER ASSETS  (0.2%)...............................      (277,809)
                                                                               ------------

NET ASSETS  100.0%..........................................................   $149,886,442
                                                                               ============

*   Zero coupon bond

(a) Non-income producing security as this stock currently does not declare dividends.

(b) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

ADR--American Depositary Receipt

PEPS--Premium Equity Partnership Securities

PRIDES--Preferred Redeemable Increased Dividend Equity Security, traded in shares

See Notes to Financial Statements                                              9

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
September 30, 2003 (Unaudited)

ASSETS:
Total Investments (Cost $135,251,255).......................  $150,164,251
Receivables:
  Investments Sold..........................................     1,494,930
  Dividends.................................................       193,699
  Fund Shares Sold..........................................       114,498
  Interest..................................................        97,228
Other.......................................................       116,264
                                                              ------------
    Total Assets............................................   152,180,870
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................     1,512,485
  Fund Shares Repurchased...................................       310,390
  Distributor and Affiliates................................       107,422
  Investment Advisory Fee...................................        80,028
  Custodian Bank............................................         7,773
Trustees' Deferred Compensation and Retirement Plans........       151,915
Accrued Expenses............................................       124,415
                                                              ------------
    Total Liabilities.......................................     2,294,428
                                                              ------------
NET ASSETS..................................................  $149,886,442
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $197,377,527
Net Unrealized Appreciation.................................    14,912,996
Accumulated Undistributed Net Investment Income.............     3,432,714
Accumulated Net Realized Loss...............................   (65,836,795)
                                                              ------------
NET ASSETS..................................................  $149,886,442
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $96,174,344 and 7,051,243 shares of
    beneficial interest issued and outstanding).............  $      13.64
    Maximum sales charge (5.75%* of offering price).........           .83
                                                              ------------
    Maximum offering price to public........................  $      14.47
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $40,841,569 and 2,995,692 shares of
    beneficial interest issued and outstanding).............  $      13.63
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $12,870,529 and 944,268 shares of
    beneficial interest issued and outstanding).............  $      13.63
                                                              ============

*   On sales of $50,000 or more, the sales charge will be reduced.

 10                                            See Notes to Financial Statements

Statement of Operations
For the Six Months Ended September 30, 2003 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $11,606).....  $ 3,446,766
Interest....................................................      213,866
                                                              -----------
    Total Income............................................    3,660,632
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................      484,775
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $119,384, $203,618 and $64,652,
  respectively).............................................      387,654
Shareholder Services........................................      170,959
Custody.....................................................       12,411
Legal.......................................................        8,169
Trustees' Fees and Related Expenses.........................        7,889
Other.......................................................       98,840
                                                              -----------
    Total Expenses..........................................    1,170,697
    Less Credits Earned on Cash Balances....................          530
                                                              -----------
    Net Expenses............................................    1,170,167
                                                              -----------
NET INVESTMENT INCOME.......................................  $ 2,490,465
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Loss...........................................  $(4,306,986)
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   (5,919,990)
  End of the Period.........................................   14,912,996
                                                              -----------
Net Unrealized Appreciation During the Period...............   20,832,986
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $16,526,000
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $19,016,465
                                                              ===========

See Notes to Financial Statements                                             11

Statements of Changes in Net Assets
(Unaudited)

                                                           SIX MONTHS ENDED      YEAR ENDED
                                                          SEPTEMBER 30, 2003   MARCH 31, 2003
                                                          -----------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income...................................     $  2,490,465       $  5,153,463
Net Realized Loss.......................................       (4,306,986)       (43,758,786)
Net Unrealized Appreciation/Depreciation During the
  Period................................................       20,832,986        (10,581,723)
                                                             ------------       ------------
Change in Net Assets from Operations....................       19,016,465        (49,187,046)
                                                             ------------       ------------

Distributions from Net Investment Income:
  Class A Shares........................................       (1,408,611)        (2,772,383)
  Class B Shares........................................         (437,969)          (756,749)
  Class C Shares........................................         (139,078)          (251,805)
                                                             ------------       ------------
Total Distributions.....................................       (1,985,658)        (3,780,937)
                                                             ------------       ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.....       17,030,807        (52,967,983)
                                                             ------------       ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...............................        8,911,556         26,461,608
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..........................................        1,707,023          3,246,765
Cost of Shares Repurchased..............................      (15,998,489)       (58,862,967)
                                                             ------------       ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS......       (5,379,910)       (29,154,594)
                                                             ------------       ------------
TOTAL INCREASE/DECREASE IN NET ASSETS...................       11,650,897        (82,122,577)
NET ASSETS:
Beginning of the Period.................................      138,235,545        220,358,122
                                                             ------------       ------------
End of the Period (Including accumulated undistributed
  net investment income of $3,432,714 and $2,927,907,
  respectively).........................................     $149,886,442       $138,235,545
                                                             ============       ============

 12                                            See Notes to Financial Statements

Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                     SIX MONTHS                                             NINE MONTHS
                                        ENDED               YEAR ENDED MARCH 31,               ENDED
CLASS A SHARES                      SEPTEMBER 30,   -------------------------------------    MARCH 31,
                                      2003 (a)      2003 (a)   2002 (b)    2001     2000       1999
                                    -------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
 PERIOD............................    $12.12       $ 16.17    $ 20.24    $22.66   $17.47     $17.66
                                       ------       -------    -------    ------   ------     ------
 Net Investment Income.............       .24           .45        .44       .39      .35        .31
 Net Realized and Unrealized
   Gain/Loss.......................      1.48         (4.14)     (3.32)     (.61)    6.28        .01
                                       ------       -------    -------    ------   ------     ------
Total from Investment Operations...      1.72         (3.69)     (2.88)     (.22)    6.63        .32
                                       ------       -------    -------    ------   ------     ------
Less:
 Distributions from Net Investment
   Income..........................       .20           .36        .36       .36      .36        .30
 Distributions from Net Realized
   Gain............................       -0-           -0-        .83      1.84     1.08        .21
                                       ------       -------    -------    ------   ------     ------
Total Distributions................       .20           .36       1.19      2.20     1.44        .51
                                       ------       -------    -------    ------   ------     ------
NET ASSET VALUE, END OF THE
 PERIOD............................    $13.64       $ 12.12    $ 16.17    $20.24   $22.66     $17.47
                                       ======       =======    =======    ======   ======     ======

Total Return (c)...................    14.16%*      -22.90%    -13.96%    -1.44%   39.44%      1.72%*
Net Assets at End of the Period (In
 millions).........................    $ 96.2       $  88.1    $ 135.0    $169.7   $ 89.1     $ 62.1
Ratio of Expenses to Average Net
 Assets............................     1.30%         1.33%      1.27%     1.16%    1.26%      1.24%
Ratio of Net Investment Income to
 Average Net Assets................     3.61%         3.40%      2.45%     1.91%    1.76%      2.29%
Portfolio Turnover.................       23%*          29%        35%       44%      32%        13%*

*   Non-Annualized

(a) Based on average month-end shares outstanding.

(b) As required, effective April 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities. The effect of this change for the year ended March 31, 2002 was to decrease net investment income per share by $.01, increase net realized and unrealized gains and losses per share by $.01 and decrease the ratio of net investment income to average net assets from 2.47% to 2.45%. Per share, ratios and supplemental data for periods prior to March 31, 2002 have not been restated to reflect this change in presentation.

(c) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             13

Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                             SIX MONTHS                                             NINE MONTHS
                                ENDED               YEAR ENDED MARCH 31,               ENDED
CLASS B SHARES              SEPTEMBER 30,   -------------------------------------    MARCH 31,
                              2003 (a)      2003 (a)   2002 (b)    2001     2000       1999
                            -------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF THE PERIOD............    $12.12       $ 16.10    $ 20.16    $22.60   $17.44     $17.63
                               ------       -------    -------    ------   ------     ------
  Net Investment Income....       .19           .35        .31       .26      .20        .21
  Net Realized and
    Unrealized Gain/Loss...      1.46         (4.11)     (3.32)     (.64)    6.26        .01
                               ------       -------    -------    ------   ------     ------
Total from
  Investment Operations....      1.65         (3.76)     (3.01)     (.38)    6.46        .22
                               ------       -------    -------    ------   ------     ------
Less:
  Distributions from Net
    Investment Income......       .14           .22        .22       .22      .22        .20
  Distributions from Net
    Realized Gain..........       -0-           -0-        .83      1.84     1.08        .21
                               ------       -------    -------    ------   ------     ------
Total Distributions........       .14           .22       1.05      2.06     1.30        .41
                               ------       -------    -------    ------   ------     ------
NET ASSET VALUE, END OF THE
  PERIOD...................    $13.63       $ 12.12    $ 16.10    $20.16   $22.60     $17.44
                               ======       =======    =======    ======   ======     ======

Total Return (c)...........    13.64%*      -23.41%    -14.68%    -2.15%   38.30%      1.21%*
Net Assets at End of the
  Period (In millions).....    $ 40.8       $  38.0    $  65.4    $ 87.0   $101.3     $ 84.1
Ratio of Expenses to
  Average Net Assets.......     2.05%         2.09%      2.03%     1.91%    2.01%      1.99%
Ratio of Net Investment
  Income to Average Net
  Assets...................     2.86%         2.64%      1.69%     1.18%    1.01%      1.53%
Portfolio Turnover.........       23%*          29%        35%       44%      32%        13%*

*   Non-Annualized

(a) Based on average month-end shares outstanding.

(b) As required, effective April 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities. The effect of this change for the year ended March 31, 2002 was to decrease net investment income per share by $.01, increase net realized and unrealized gains and losses per share by $.01 and decrease the ratio of net investment income to average net assets from 1.71% to 1.69%. Per share, ratios and supplemental data for periods prior to March 31, 2002 have not been restated to reflect this change in presentation.

(c) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within one year of purchase and declining to 0% after the sixth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                SIX MONTHS                                             NINE MONTHS
                                   ENDED               YEAR ENDED MARCH 31,               ENDED
CLASS C SHARES                 SEPTEMBER 30,   -------------------------------------    MARCH 31,
                                 2003 (a)      2003 (a)   2002 (b)    2001     2000       1999
                               -------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD..................    $12.12       $ 16.10    $ 20.16    $22.59   $17.43     $17.62
                                  ------       -------    -------    ------   ------     ------
  Net Investment Income.......       .19           .35        .30       .24      .20        .21
  Net Realized and Unrealized
    Gain/Loss.................      1.46         (4.11)     (3.31)     (.61)    6.26        .01
                                  ------       -------    -------    ------   ------     ------
Total from Investment
  Operations..................      1.65         (3.76)     (3.01)     (.37)    6.46        .22
                                  ------       -------    -------    ------   ------     ------
Less:
  Distributions from Net
    Investment Income.........       .14           .22        .22       .22      .22        .20
  Distributions from Net
    Realized Gain.............       -0-           -0-        .83      1.84     1.08        .21
                                  ------       -------    -------    ------   ------     ------
Total Distributions...........       .14           .22       1.05      2.06     1.30        .41
                                  ------       -------    -------    ------   ------     ------
NET ASSET VALUE, END OF THE
  PERIOD......................    $13.63       $ 12.12    $ 16.10    $20.16   $22.59     $17.43
                                  ======       =======    =======    ======   ======     ======

Total Return (c)..............    13.64%*      -23.41%    -14.68%    -2.10%   38.32%      1.22%*
Net Assets at End of the
  Period (In millions)........    $ 12.9       $  12.1    $  19.9    $ 26.6   $  9.2     $  7.0
Ratio of Expenses to Average
  Net Assets..................     2.05%         2.09%      2.03%     1.92%    2.01%      1.99%
Ratio of Net Investment Income
  to Average Net Assets.......     2.86%         2.64%      1.69%     1.17%    1.01%      1.53%
Portfolio Turnover............       23%*          29%        35%       44%      32%        13%*

*   Non-Annualized

(a) Based on average month-end shares outstanding.

(b) As required, effective April 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities. The effect of this change for the year ended March 31, 2002 was to decrease net investment income per share by $.01, increase net realized and unrealized gains and losses per share by $.01 and decrease the ratio of net investment income to average net assets from 1.71% to 1.69%. Per share, ratios and supplemental data for periods prior to March 31, 2002 have not been restated to reflect this change in presentation.

(c) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             15

NOTES TO
FINANCIAL STATEMENTS

September 30, 2003 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Utility Fund (the "Fund") is organized as a series of Van Kampen Equity Trust, a Delaware business trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek to provide its shareholders with capital appreciation and current income. The Fund commenced investment operations on July 28, 1993, with two classes of common shares, Class A and Class B Shares. The distribution of the Fund's Class C Shares commenced on August 13, 1993.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Fixed income investments and preferred stock are stated at value using market quotations or indications of value obtained from an independent pricing service. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the bid and asked prices. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Investment Advisory Corp. (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSE Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Bond discount is accreted and premiums are amortized over the expected life of each applicable security.

NOTES TO
FINANCIAL STATEMENTS

September 30, 2003 (Unaudited)

Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. At March 31, 2003, the Fund had an accumulated capital loss carryforward for tax purposes of $52,447,537 which will expire between March 31, 2010 and March 31, 2011.

    At September 30, 2003, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $135,420,415
                                                                ============
Gross tax unrealized appreciation...........................    $ 19,123,436
Gross tax unrealized depreciation...........................      (4,379,600)
                                                                ------------
Net tax unrealized appreciation on investments..............    $ 14,743,836
                                                                ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends quarterly from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

    The tax character of distributions paid during the year ended March 31, 2003 was as follows:

                                                                   2003
Distributions paid from:
  Ordinary income...........................................    $3,780,937
  Long-term capital gain....................................           -0-
                                                                ----------
                                                                $3,780,937
                                                                ==========

    As of March 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $3,124,345

    Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of the deferral of losses relating to wash sales transactions.

NOTES TO
FINANCIAL STATEMENTS

September 30, 2003 (Unaudited)

F. EXPENSE REDUCTIONS During the six months ended September 30, 2003, the Fund's custody fee was reduced by $530 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................       .65%
Next $500 million...........................................       .60%
Over $1 billion.............................................       .55%

    For the six months ended September 30, 2003, the Fund recognized expenses of approximately $1,500 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Fund, of which a trustee of the Fund is an affiliated person.

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Fund. The Adviser allocates the cost of such services to each fund. For the six months ended September 30, 2003, the Fund recognized expenses of approximately $19,000 representing Van Kampen Investment Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, which are reported as part of "Other" and "Legal" expenses, respectively, on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended September 30, 2003, the Fund recognized expenses of approximately $140,500, representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $99,232 are included in "Other" assets on the Statement of Assets and Liabilities at September 30, 2003. Appreciation/depreciation and distribution received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended September 30, 2003, the Fund paid brokerage commissions to Morgan Stanley DW Inc., an affiliate of the Adviser, totaling $6,300.

NOTES TO
FINANCIAL STATEMENTS

September 30, 2003 (Unaudited)

3. CAPITAL TRANSACTIONS

At September 30, 2003, capital aggregated $137,813,961, $37,778,378 and
$21,785,188 for Classes A, B and C, respectively. For the six months ended September 30, 2003, transactions were as follows:

                                                                SHARES         VALUE
Sales:
  Class A...................................................     356,379    $  4,777,345
  Class B...................................................     193,163       2,583,494
  Class C...................................................     116,158       1,550,717
                                                              ----------    ------------
Total Sales.................................................     665,700    $  8,911,556
                                                              ==========    ============
Dividend Reinvestment:
  Class A...................................................      89,003    $  1,231,119
  Class B...................................................      27,024         373,729
  Class C...................................................       7,387         102,175
                                                              ----------    ------------
Total Dividend Reinvestment.................................     123,414    $  1,707,023
                                                              ==========    ============
Repurchases:
  Class A...................................................    (664,235)   $ (8,846,873)
  Class B...................................................    (362,028)     (4,807,979)
  Class C...................................................    (175,522)     (2,343,637)
                                                              ----------    ------------
Total Repurchases...........................................  (1,201,785)   $(15,998,489)
                                                              ==========    ============

NOTES TO
FINANCIAL STATEMENTS

September 30, 2003 (Unaudited)

    At March 31, 2003, capital aggregated $140,652,370, $39,629,134 and
$22,475,933 for Classes A, B and C, respectively. For the year ended March 31, 2003, transactions were as follows:

                                                                SHARES         VALUE
Sales:
  Class A...................................................   1,077,434    $ 14,327,059
  Class B...................................................     464,772       6,151,247
  Class C...................................................     468,033       5,983,302
                                                              ----------    ------------
Total Sales.................................................   2,010,239    $ 26,461,608
                                                              ==========    ============
Dividend Reinvestment:
  Class A...................................................     188,692    $  2,406,377
  Class B...................................................      50,884         649,473
  Class C...................................................      15,027         190,915
                                                              ----------    ------------
Total Dividend Reinvestment.................................     254,603    $  3,246,765
                                                              ==========    ============
Repurchases:
  Class A...................................................  (2,350,135)   $(30,619,578)
  Class B...................................................  (1,441,785)    (18,908,040)
  Class C...................................................    (720,701)     (9,335,349)
                                                              ----------    ------------
Total Repurchases...........................................  (4,512,621)   $(58,862,967)
                                                              ==========    ============

    Class B Shares purchased on or after June 1, 1996, and any dividend reinvestment plan Class B Shares received thereon, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. Class B Shares purchased before June 1, 1996, and any dividend reinvestment plan Class B Shares received thereon, automatically convert to Class A Shares six years after the end of the calendar month in which the shares were purchased. For the six months ended September 30, 2003 and the year ended March 31, 2003, 19,089 and 103,633 Class B Shares converted to Class A Shares, respectively and are shown in the above tables as sales of Class A Shares and repurchases of Class B Shares. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan Class C Shares received thereon, automatically convert to Class A Shares ten years after the end of the calendar month in which the shares were purchased. Class C Shares purchased on or after January 1, 1997 do not possess a conversion feature. For the six months ended September 30, 2003 and the year ended March 31, 2003, no Class C Shares converted to Class A Shares. Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC will be

NOTES TO
FINANCIAL STATEMENTS

September 30, 2003 (Unaudited)

imposed on most redemptions made within six years of the purchase for Class B and one year of the purchase for Class C as detailed in the following schedule.

                                                                 CONTINGENT DEFERRED
                                                                     SALES CHARGE
                                                                   AS A PERCENTAGE
                                                                   OF DOLLAR AMOUNT
                                                                  SUBJECT TO CHARGE
                                                              --------------------------
YEAR OF REDEMPTION                                            CLASS B            CLASS C
First.......................................................   4.00%              1.00%
Second......................................................   3.75%               None
Third.......................................................   3.50%               None
Fourth......................................................   2.50%               None
Fifth.......................................................   1.50%               None
Sixth.......................................................   1.00%               None
Seventh and Thereafter......................................    None               None

    For the six months ended September 30, 2003, Van Kampen, as Distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $13,500 and CDSC on redeemed shares of approximately $59,100. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $34,026,595 and $36,426,603, respectively.

5. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and the maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to .25% of Class A average daily net assets and 1.00% each for Class B and Class C average daily net assets are accrued daily. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $1,575,300 and $78,300 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable as been full recovered, any excess 12B-1 fees will be refunded to the Fund on a quarterly basis.

    Included in the fees for the six months ended September 30, 2003 are payments retained by Van Kampen of approximately $169,500 and payments made to Morgan Stanley DW Inc., an affiliate of the Adviser, of approximately $15,200.

           VAN KAMPEN INVESTMENTS

THE VAN KAMPEN
FAMILY OF FUNDS

Global/International

   Emerging Markets
   Emerging Markets Income
   European Value Equity
   Global Equity Allocation
   Global Franchise
   Global Value Equity
   International Advantage
   International Magnum

Growth

   Aggressive Growth
   American Value
   Emerging Growth
   Enterprise
   Equity Growth
   Focus Equity
   Growth
   Mid Cap Growth
   Pace
   Select Growth
   Small Cap Growth
   Small Cap Value
   Technology

Growth and Income

   Comstock
   Equity and Income
   Growth and Income
   Harbor
   Real Estate Securities
   Utility
   Value
   Value Opportunities

Income

   Corporate Bond
   Government Securities
   High Income Corporate Bond
   High Yield
   Limited Maturity Government
   U.S. Government

Tax Free

   California Insured Tax Free
   High Yield Municipal*
   Insured Tax Free Income
   Intermediate Term Municipal Income
   Municipal Income
   New York Tax Free Income
   Pennsylvania Tax Free Income
   Strategic Municipal Income

Capital Preservation

   Reserve
   Tax Free Money

Senior Loan

   Senior Loan Fund

For more complete information, including risk considerations, fees, sales charges and ongoing expenses, please contact your financial advisor for a prospectus. Please read it carefully before you invest or send money.

To view a current Van Kampen fund prospectus or to receive additional fund information, choose from one of the following:

- Visit our Web site at
  VANKAMPEN.COM.
  To view a prospectus
  select Literature,
  Download Fund Info.                                         (COMPUTER ICON)

- Call us at (800) 847-2424
  Telecommunications Device
  for the Deaf (TDD) users,
  call (800) 421-2833.                                           (PHONE ICON)

- E-mail us by visiting
  VANKAMPEN.COM and
  selecting Contact Us.
                                                            (MAIL ICON)

* Open to new investors for a limited time

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES
VAN KAMPEN UTILITY FUND

BOARD OF TRUSTEES

DAVID C. ARCH
J. MILES BRANAGAN
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN INVESTMENT ADVISORY CORP.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 West Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

Van Kampen
Privacy Notice


The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you conduct with us, our affiliates, or third parties. We may also collect information you provide when using our Web site, and text files (also known as "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Investment Advisory Corp., Van Kampen Asset Management Inc., Van Kampen Advisors Inc., Van Kampen Management Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

                                                Van Kampen Funds Inc.
                                                1 Parkview Plaza, P.O. Box 5555
                                                Oakbrook Terrace, IL 60181-5555
                                                www.vankampen.com

                                     (VAN KAMPEN INVESTMENTS LOGO)

                                                Copyright (C)2003 Van Kampen
                                                Funds Inc. All rights reserved.
                                                Member NASD/SIPC. 184, 384, 584
                                                UTLF SAR 11/03 12242K03-AP-11/03

Item 1. Report to Shareholders

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Growth Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of September 30, 2003.

       This material must be preceded or accompanied by a prospectus for the fund being offered.

       Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the fund will achieve its investment objective. The fund is subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and, therefore, the value of the fund shares may be less than what you paid for them. Accordingly, you can lose money investing in this fund. Please see the prospectus for more complete information on investment risks.

       NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Performance Summary

                               A SHARES                B SHARES                C SHARES
                            since 12/27/95          since 12/27/95          since 12/27/95
---------------------------------------------------------------------------------------------
AVERAGE ANNUAL           W/O SALES    W/SALES    W/O SALES    W/SALES    W/O SALES    W/SALES
TOTAL RETURNS             CHARGES     CHARGES     CHARGES     CHARGES     CHARGES     CHARGES

Since Inception           13.91%      13.04%      13.13%      13.13%      13.14%      13.14%

5-year                     6.65        5.40        5.82        5.61        5.84        5.84

1-year                    18.24       11.41       17.32       12.32       17.39       16.39

6-month                   18.07       11.26       17.59       12.59       17.67       16.67
---------------------------------------------------------------------------------------------

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, and fund shares, when redeemed, may be worth more or less than their original cost. The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and 1.00 percent for Class B and C shares. Figures shown above assume reinvestment of all dividends and capital gains. Certain non-recurring payments were made to Class C Shares, resulting in an increase to the one-year total return of 0.03%.

The S&P 500 Stock Index is generally representative of the U.S. stock market. Russell Midcap(R) Growth Index is generally representative of mid-capitalization growth stocks. Indexes are unmanaged and do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2003

       During the reporting period, the fund was managed by the adviser's Multi-Cap Growth team. The following discussion reflects the Multi-Cap Growth team's views on the fund's performance. As of September 30, 2003, Van Kampen Growth Fund is managed by the adviser's Small/Mid-Cap Growth team.(1) Current members include Dennis Lynch and David Cohen, Executive Directors.

Q. BEFORE YOU DISCUSS HOW THE FUND PERFORMED, PLEASE DESCRIBE THE OVERALL MARKET ENVIRONMENT.

A. Stocks rose sharply during the past six months, reversing a nearly three-year decline.

        -- Shortly before the reporting period began, stocks began their ascent. Investors, it seemed, were responding in part to favorable news from the Iraqi front lines.

        -- Stocks also were helped by the economy, as signs of growth became increasingly apparent as the period went on. This growth was spurred by continued low interest rates and a major tax-cut package, both of which gave consumers additional spending money.

        -- Although most equities gained ground, technology and other economically sensitive stocks generally performed the best. Investors, increasingly comfortable assuming risk, looked especially to relatively speculative names with weak fundamentals but significant growth potential.

Q.     HOW DID THE FUND PERFORM DURING THE REPORTING PERIOD?

A.     The fund underperformed its benchmark index, the Standard & Poor's
       500 Index, as well as the Russell Midcap(R) Growth Index. The Russell Midcap(R) Growth Index measures the performance of mid-cap-growth stocks and we therefore believe is an appropriate point of comparison for the fund's discipline.

        -- Van Kampen Growth Fund returned 18.07 percent for the six months that ended September 30, 2003. Performance figures are for Class A shares, and assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. If sales charges were included, performance would be lower. Past performance is no guarantee of future results.

        --  The fund's benchmark, the Standard & Poor's 500 Index, returned
            18.46 percent.

(1)Team members may change at any time without notice.

        --  The Russell Midcap(R) Growth Index returned 27.26 percent.

       See Performance Summary for additional information and index definitions.

Q.     WHAT HELPED PERFORMANCE DURING THE REPORTING PERIOD?

A. A variety of consumer-discretionary stocks were among the fund's best performers.(2)

        -- Best Buy, the leading electronics retailer in the United States, was helped by consumers' growing demand for electronics products. The company also enjoyed a strong "back-to-school" shopping season, driven by an upswing in personal computer sales.

        -- Advanced Auto Parts, an auto-parts superstore chain, benefited as its industry became more consolidated, reducing the number of "mom-and-pop" stores. Less competition allowed chains such as Advanced Auto Parts more flexibility to raise prices.

        -- Pacific Sunwear operates a chain of stores selling clothing, swimwear and accessories to teens and young adults. The company's stock was boosted by the favorable environment for economically sensitive specialty retailers.

Q.     WHAT FACTORS HINDERED PERFORMANCE?

A. When the period began, we had lingering concerns about the economy's growth potential. These concerns led us to favor relatively

TOP 10 HOLDINGS AS OF 9/30/03               TOP 10 INDUSTRIES AS OF 9/30/03
Electronic Arts                 2.3%        Semiconductors                  4.4%
Coach                           2.1         Biotechnology                   4.3
Symantec                        1.9         Systems Software                4.2
International Game Technology   1.8         Diversified Commercial Services 4.1
Starbucks                       1.7         Health Care Equipment           4.1
Zimmer Holdings                 1.6         Industrial Machinery            3.6
Best Buy                        1.5         Apparel & Accessories           3.4
Advanced Auto Parts             1.4         Specialty Stores                3.4
Ingersoll-Rand                  1.4         Apparel Retail                  3.3
DENTSPLY International          1.3         Semiconductor Equipment         3.3

Subject to change daily. All percentages are as a percentage of long-term investments. For informational purposes only and should not be deemed as a recommendation to buy securities mentioned or securities in the industries shown above. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

(2)There is no guarantee that these securities will continue to perform well or be held by the fund in the future.

       defensive growth stocks that we believed would generate solid earnings regardless of the economic environment. However, early in the period, investor optimism soared, and higher-risk, higher-reward-potential stocks were the main beneficiaries. Not owning enough of these types of names was a drag on performance against the indexes. Additionally, our stock picks in the technology and health-care sectors were relative disappointments.

        -- This was especially the case in the technology sector, which we had de-emphasized because of our conservative approach. Failing to own certain stocks--such as semiconductor equipment maker KLA-Tencor and network storage company Network Appliances, both of which were in the benchmark indexes and performed very well--hurt the fund's relative performance.

        -- The same was true of the fund's health-care investments. For example, we declined to own a number of specialty pharmaceutical and biotechnology stocks that did not yet have positive earnings. These speculative names performed very well during the market rally, however, and the fund was hurt by not owning them. At the same time, we sold Mylan Laboratories, a maker of generic drugs, because we believed its valuation had risen faster than company fundamentals warranted. Unfortunately, the stock continued to move up even after the sale. Also hurting performance was the fund's position in Trimeris, a biotechnology company that makes a novel AIDS drug. The stock did poorly because launching the new product took longer than investors expected.

Q.     PLEASE HIGHLIGHT SIGNIFICANT WEIGHTINGS FROM THE PORTFOLIO.

A. As of September 30, 2003, the fund owned large positions in Electronic Arts, Coach and Symantec.

        -- The leading publisher of computer games, Electronic Arts has benefited from its dominant position in its industry. The company has continued to develop a number of popular new products, including movie games based on The Lord of the Rings, and a superb sports franchise anchored by Madden NFL, the leading football game. With these products, many of which get updated on an annual basis, Electronic Arts has created a stream of repeat customers--prompting Wall Street to reward the company with an ever-increasing valuation.

        -- Luxury-goods retailer Coach has benefited from strong sales of fashion accessories such as belts, scarves and purses. The company also has sought to target younger shoppers, efforts that so far have been successful.

        -- As computer viruses have become increasingly common, we believe that companies such as Symantec, which sells anti-virus software and other Internet security products, stand to benefit.

Q. NOW THAT YOU'VE PROVIDED AN OVERVIEW OF THE FUND, DO YOU HAVE ANY CLOSING THOUGHTS FOR SHAREHOLDERS?

A. The economy appears to be gathering strength. This situation could bode well for economically sensitive names such as retailers, restaurants, and entertainment companies, to name just several examples. At the same time, many of these stocks have already done extremely well--a reason to be cautious about their future performance potential. Third-quarter earnings will reveal whether the recent rise in stock prices was justified or premature. As we await what the economy and market have in store for all of us, we urge our shareholders to work with their financial advisors to make sure Van Kampen Growth Fund is just one part of a well-diversified investment portfolio.

ANNUAL HOUSEHOLDING NOTICE

       To reduce expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectus and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICIES AND PROCEDURES

       A description of the fund's policies and procedures with respect to the voting of proxies relating to the fund's portfolio securities is available without charge, upon request, by calling 1-800-847-2424. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

                         BY THE NUMBERS

YOUR FUND'S INVESTMENTS

September 30, 2003 (Unaudited)
THE FOLLOWING PAGES DETAIL YOUR FUND'S PORTFOLIO OF INVESTMENTS AT THE END OF THE REPORTING PERIOD.

                                                                           MARKET
DESCRIPTION                                                   SHARES       VALUE
COMMON STOCKS  94.7%
APPAREL & ACCESSORIES  3.2%
Coach, Inc. (a).............................................  137,000   $  7,480,200
Columbia Sportswear Co. (a).................................   40,000      2,110,000
Liz Claiborne, Inc. ........................................   63,000      2,145,150
                                                                        ------------
                                                                          11,735,350
                                                                        ------------
APPAREL RETAIL  3.1%
Chico's FAS, Inc. (a).......................................   65,000      1,991,600
Gap, Inc. ..................................................  180,000      3,081,600
Pacific Sunwear of California, Inc. (a).....................  209,000      4,317,940
Urban Outfitters, Inc. (a)..................................   82,000      2,136,920
                                                                        ------------
                                                                          11,528,060
                                                                        ------------
APPLICATION SOFTWARE  2.0%
Citrix Systems, Inc. (a)....................................  148,000      3,267,840
Siebel Systems, Inc. (a)....................................  233,000      2,264,760
Synopsys, Inc. (a)..........................................   65,000      2,000,050
                                                                        ------------
                                                                           7,532,650
                                                                        ------------
ASSET MANAGEMENT & CUSTODY BANKS  2.1%
BlackRock, Inc., Class A....................................   47,000      2,303,000
Legg Mason, Inc. ...........................................   44,000      3,176,800
T. Rowe Price Group, Inc. ..................................   53,000      2,186,780
                                                                        ------------
                                                                           7,666,580
                                                                        ------------
AUTO PARTS & EQUIPMENT  2.3%
Advanced Auto Parts, Inc. (a)...............................   71,000      5,033,900
BorgWarner, Inc. ...........................................   49,000      3,324,650
                                                                        ------------
                                                                           8,358,550
                                                                        ------------
BIOTECHNOLOGY  4.1%
Amylin Pharmaceuticals, Inc. (a)............................   66,000      1,863,840
Celgene Corp. (a)...........................................   57,000      2,469,810
Genentech, Inc. (a).........................................   45,000      3,606,300
Genzyme Corp. (a)...........................................   49,000      2,266,250
Gilead Sciences, Inc. (a)...................................   35,000      1,957,550
MedImmune, Inc. (a).........................................   89,000      2,937,890
                                                                        ------------
                                                                          15,101,640
                                                                        ------------
CASINOS & GAMING  2.7%
GTECH Holdings Corp. .......................................   88,000      3,770,800
International Game Technology...............................  218,000      6,136,700
                                                                        ------------
                                                                           9,907,500
                                                                        ------------

 6                                             See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2003 (Unaudited)

                                                                           MARKET
DESCRIPTION                                                   SHARES       VALUE
COMMUNICATIONS EQUIPMENT  2.7%
Comverse Technology, Inc. (a)...............................  161,000   $  2,408,560
Corning, Inc. (a)...........................................  227,000      2,138,340
Foundry Networks, Inc. (a)..................................  115,000      2,473,650
QLogic Corp. (a)............................................   66,000      3,102,660
                                                                        ------------
                                                                          10,123,210
                                                                        ------------
COMPUTER & ELECTRONICS RETAIL  1.4%
Best Buy Co., Inc. (a)......................................  108,000      5,132,160
                                                                        ------------

COMPUTER STORAGE & PERIPHERALS  1.5%
Maxtor Corp. (a)............................................  227,000      2,762,590
Storage Technology Corp. (a)................................  112,000      2,703,680
                                                                        ------------
                                                                           5,466,270
                                                                        ------------
CONSTRUCTION & FARM MACHINERY  0.5%
Paccar, Inc. ...............................................   23,000      1,717,870
                                                                        ------------

CONSUMER ELECTRONICS  1.1%
Harman International Industries, Inc. ......................   40,000      3,934,000
                                                                        ------------

CONSUMER FINANCE  0.9%
Capital One Financial Corp. ................................   28,000      1,597,120
SLM Corp. ..................................................   48,000      1,870,080
                                                                        ------------
                                                                           3,467,200
                                                                        ------------
DATA PROCESSING & OUTSOURCING SERVICES  1.7%
Fiserv, Inc. (a)............................................   76,000      2,753,480
SunGard Data Systems, Inc. (a)..............................  140,000      3,683,400
                                                                        ------------
                                                                           6,436,880
                                                                        ------------
DIVERSIFIED BANKS  1.5%
BancorpSouth, Inc. .........................................   90,000      1,971,000
Bank of Hawaii Corp. .......................................   63,000      2,115,540
Popular, Inc. ..............................................   38,000      1,512,400
                                                                        ------------
                                                                           5,598,940
                                                                        ------------
DIVERSIFIED COMMERCIAL SERVICES  3.9%
Alliance Data Systems Corp. (a).............................  132,000      3,484,800
Apollo Group, Inc., Class A (a).............................   58,000      3,829,740
Career Education Corp. (a)..................................   39,000      1,766,700
Equifax, Inc. ..............................................   91,000      2,026,570
Fair Issac Corp. ...........................................   54,000      3,183,840
                                                                        ------------
                                                                          14,291,650
                                                                        ------------
ELECTRONIC MANUFACTURING SERVICES  1.0%
Celestica, Inc. (Canada) (a)................................   94,600      1,500,356
Flextronics International Ltd. (Singapore) (a)..............  146,000      2,070,280
                                                                        ------------
                                                                           3,570,636
                                                                        ------------
FOOTWEAR  0.5%
Reebok International Ltd. ..................................   56,000      1,872,080
                                                                        ------------

See Notes to Financial Statements                                              7

YOUR FUND'S INVESTMENTS

September 30, 2003 (Unaudited)

                                                                           MARKET
DESCRIPTION                                                   SHARES       VALUE
GENERAL MERCHANDISE STORES  0.8%
Dollar General Corp. .......................................  155,000   $  3,100,000
                                                                        ------------

HEALTH CARE DISTRIBUTORS  0.8%
McKesson Corp. .............................................   93,000      3,095,970
                                                                        ------------

HEALTH CARE EQUIPMENT  3.9%
Boston Scientific Corp. (a).................................   32,000      2,041,600
DENTSPLY International, Inc. ...............................  105,000      4,708,200
St. Jude Medical, Inc. (a)..................................   41,000      2,204,570
Zimmer Holdings, Inc. (a)...................................   99,000      5,454,900
                                                                        ------------
                                                                          14,409,270
                                                                        ------------
HEALTH CARE FACILITIES  1.6%
Health Management Associates, Inc., Class A.................  134,000      2,922,540
Universal Health Services, Inc., Class B (a)................   62,000      3,065,900
                                                                        ------------
                                                                           5,988,440
                                                                        ------------
HEALTH CARE SERVICES  2.6%
Caremark Rx, Inc. (a).......................................  136,000      3,073,600
Express Scripts, Inc. (a)...................................   34,000      2,079,100
IMS Health, Inc. ...........................................  116,000      2,447,600
VistaCare, Inc., Class A (a)................................   62,000      1,940,600
                                                                        ------------
                                                                           9,540,900
                                                                        ------------
HEALTH CARE SUPPLIES  1.5%
Alcon, Inc. (Switzerland)...................................   58,000      3,256,700
Fisher Scientific International, Inc. (a)...................   62,000      2,460,780
                                                                        ------------
                                                                           5,717,480
                                                                        ------------
HOME ENTERTAINMENT SOFTWARE  2.1%
Electronic Arts, Inc. (a)...................................   86,000      7,931,780
                                                                        ------------

HOME FURNISHINGS  0.5%
Mohawk Industries, Inc. (a).................................   25,000      1,783,000
                                                                        ------------

HOTELS  1.9%
Royal Caribbean Cruises Ltd. ...............................   95,000      2,670,450
Starwood Hotels & Resorts Worldwide, Inc., Class B..........  127,000      4,419,600
                                                                        ------------
                                                                           7,090,050
                                                                        ------------
INDUSTRIAL GASES  0.7%
Praxair, Inc. ..............................................   43,000      2,663,850
                                                                        ------------

INDUSTRIAL MACHINERY  3.4%
Danaher Corp. ..............................................   58,000      4,283,880
Eaton Corp. ................................................   38,000      3,367,560
Ingersoll-Rand Co., Class A (Bermuda).......................   91,000      4,863,040
                                                                        ------------
                                                                          12,514,480
                                                                        ------------

 8                                             See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2003 (Unaudited)

                                                                           MARKET
DESCRIPTION                                                   SHARES       VALUE
INSURANCE BROKERS  0.7%
Willis Group Holdings Ltd. (United Kingdom).................   86,000   $  2,644,500
                                                                        ------------

INTEGRATED TELECOMMUNICATION SERVICES  0.7%
Amdocs Ltd. (Guernsey) (a)..................................  141,000      2,650,800
                                                                        ------------

INTERNET SOFTWARE & SERVICES  0.9%
Yahoo!, Inc. (a)............................................   94,300      3,336,334
                                                                        ------------

INVESTMENT BANKING & BROKERAGE  0.7%
Bear Stearns Cos., Inc. ....................................   34,000      2,543,200
                                                                        ------------

LEISURE PRODUCTS  0.6%
Hasbro, Inc. ...............................................  115,000      2,148,200
                                                                        ------------

LIFE & HEALTH INSURANCE  0.6%
Torchmark Corp. ............................................   50,000      2,032,000
                                                                        ------------

MANAGED HEALTH CARE  1.7%
Aetna, Inc. ................................................   40,000      2,441,200
Anthem, Inc. (a)............................................   30,000      2,139,900
WellPoint Health Networks, Inc. (a).........................   21,000      1,618,680
                                                                        ------------
                                                                           6,199,780
                                                                        ------------
MOVIES & ENTERTAINMENT  0.5%
Fox Entertainment Group, Inc., Class A (a)..................   60,000      1,679,400
                                                                        ------------

OFFICE ELECTRONICS  0.6%
Zebra Technologies Corp., Class A (a).......................   41,000      2,114,370
                                                                        ------------

OIL & GAS EQUIPMENT & SERVICES  1.1%
Smith International, Inc. (a)...............................  115,000      4,137,700
                                                                        ------------

OIL & GAS EXPLORATION & PRODUCTION  1.7%
Apache Corp. ...............................................   56,550      3,921,177
XTO Energy, Inc. ...........................................  105,333      2,210,940
                                                                        ------------
                                                                           6,132,117
                                                                        ------------
OTHER DIVERSIFIED FINANCIAL SERVICES  0.8%
Doral Financial Corp. (Puerto Rico).........................   39,000      1,833,000
Federated Investors, Inc., Class B..........................   40,000      1,108,000
                                                                        ------------
                                                                           2,941,000
                                                                        ------------
PAPER PACKAGING  0.8%
Sealed Air Corp. (a)........................................   60,000      2,833,800
                                                                        ------------

PERSONAL PRODUCTS  0.5%
Avon Products, Inc. ........................................   31,000      2,001,360
                                                                        ------------

See Notes to Financial Statements                                              9

YOUR FUND'S INVESTMENTS

September 30, 2003 (Unaudited)

                                                                           MARKET
DESCRIPTION                                                   SHARES       VALUE
PHARMACEUTICALS  2.4%
Allergan, Inc. .............................................   45,000   $  3,542,850
ICN Pharmaceuticals, Inc. ..................................  104,000      1,784,640
Teva Pharmaceutical Industries, Ltd.--ADR (Israel)..........   64,000      3,657,600
                                                                        ------------
                                                                           8,985,090
                                                                        ------------
PROPERTY & CASUALTY  0.4%
Safeco Corp. ...............................................   40,000      1,410,400
                                                                        ------------

PUBLISHING  0.5%
Journal Communications, Inc. (a)............................  115,000      1,903,250
                                                                        ------------

REINSURANCE  0.8%
Everest Re Group Ltd. (Barbados)............................   39,000      2,931,240
                                                                        ------------

REGIONAL BANKS  2.2%
Compass Bancshares, Inc. ...................................   51,000      1,763,580
First Tennessee National Corp. .............................   41,000      1,740,860
SouthTrust Corp. ...........................................  108,000      3,174,120
Synovus Financial Corp. ....................................   63,000      1,574,370
                                                                        ------------
                                                                           8,252,930
                                                                        ------------
RESTAURANTS  2.5%
Brinker International, Inc. (a).............................  101,000      3,369,360
Starbucks Corp. (a).........................................  205,000      5,904,000
                                                                        ------------
                                                                           9,273,360
                                                                        ------------
SEMICONDUCTOR EQUIPMENT  3.1%
Applied Materials, Inc. (a).................................  153,000      2,775,420
ASML Holding N.V.--ADR (Netherlands) (a)....................  237,000      3,111,810
Integrated Circuit Systems, Inc. (a)........................  126,000      3,785,040
Lam Research Corp. (a)......................................   80,000      1,772,000
                                                                        ------------
                                                                          11,444,270
                                                                        ------------
SEMICONDUCTORS  4.2%
Altera Corp. (a)............................................  139,000      2,627,100
Analog Devices, Inc. (a)....................................   48,000      1,824,960
Broadcom Corp., Class A (a).................................  104,000      2,768,480
Cypress Semiconductor Corp. (a).............................  209,000      3,695,120
International Rectifier Corp. (a)...........................   77,000      2,882,880
Microchip Technology, Inc. .................................   70,000      1,675,800
                                                                        ------------
                                                                          15,474,340
                                                                        ------------
SPECIALIZED FINANCE  0.6%
Moody's Corp. ..............................................   38,000      2,088,860
                                                                        ------------

SPECIALTY STORES  3.2%
Bed Bath & Beyond, Inc. (a).................................   85,000      3,245,300
PETsMART, Inc. .............................................   40,000        908,000

 10                                            See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2003 (Unaudited)

                                                                           MARKET
DESCRIPTION                                                   SHARES       VALUE
SPECIALTY STORES (CONTINUED)
wStaples, Inc. (a)..........................................  167,000   $  3,966,250
Tractor Supply Co. (a)......................................  118,000      3,871,580
                                                                        ------------
                                                                          11,991,130
                                                                        ------------
SYSTEMS SOFTWARE  4.0%
Adobe Systems, Inc. ........................................   97,000      3,808,220
Symantec Corp. (a)..........................................  108,000      6,806,160
VERITAS Software Corp. (a)..................................  135,000      4,239,000
                                                                        ------------
                                                                          14,853,380
                                                                        ------------
TECHNOLOGY DISTRIBUTORS  0.5%
CDW Corp. ..................................................   32,000      1,847,680
                                                                        ------------

THRIFTS & MORTGAGE FINANCE  1.1%
New York Community Bancorp, Inc. ...........................   88,000      2,772,880
Washington Mutual, Inc. ....................................   35,000      1,377,950
                                                                        ------------
                                                                           4,150,830
                                                                        ------------
WIRELESS TELECOMMUNICATION SERVICES  1.3%
Nextel Communications, Inc., Class A (a)....................  149,000      2,933,810
Sprint Corp. (a)............................................  322,000      1,845,060
                                                                        ------------
                                                                           4,778,870
                                                                        ------------
TOTAL LONG-TERM INVESTMENTS  94.7%
  (Cost $294,133,426)................................................    350,056,637

REPURCHASE AGREEMENT  2.9%
UBS Securities ($10,610,000 par collateralized by U.S. Government obligations in a pooled cash account, dated 09/30/03, to be sold on
  10/01/03 at $10,610,277) (Cost $10,610,000)........................     10,610,000
                                                                        ------------

TOTAL INVESTMENTS  97.6%
  (Cost $304,743,426)................................................    360,666,637

OTHER ASSETS IN EXCESS OF LIABILITIES  2.4%..........................      9,044,834
                                                                        ------------

NET ASSETS  100.0%...................................................   $369,711,471
                                                                        ============

(a) Non-income producing security as this stock currently does not declare dividends.

ADR--American Depositary Receipt

See Notes to Financial Statements                                             11

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
September 30, 2003 (Unaudited)

ASSETS:
Total Investments (Cost $304,743,426).......................  $ 360,666,637
Receivables:
  Investments Sold..........................................      8,532,700
  Fund Shares Sold..........................................      1,489,464
  Dividends.................................................        165,972
  Interest..................................................            277
Other.......................................................        122,369
                                                              -------------
    Total Assets............................................    370,977,419
                                                              -------------
LIABILITIES:
Payables:
  Fund Shares Repurchased...................................        382,707
  Distributor and Affiliates................................        379,977
  Investment Advisory Fee...................................        229,119
  Custodian Bank............................................         13,180
Accrued Expenses............................................        165,011
Trustees' Deferred Compensation and Retirement Plans........         95,954
                                                              -------------
    Total Liabilities.......................................      1,265,948
                                                              -------------
NET ASSETS..................................................  $ 369,711,471
                                                              =============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $ 430,141,351
Net Unrealized Appreciation.................................     55,923,211
Accumulated Net Investment Loss.............................     (2,218,245)
Accumulated Net Realized Loss...............................   (114,134,846)
                                                              -------------
NET ASSETS..................................................  $ 369,711,471
                                                              =============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $247,885,274 and 15,118,138 shares of
    beneficial interest issued and outstanding).............  $       16.40
    Maximum sales charge (5.75%* of offering price).........           1.00
                                                              -------------
    Maximum offering price to public........................  $       17.40
                                                              =============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $96,344,606 and 6,291,300 shares of
    beneficial interest issued and outstanding).............  $       15.31
                                                              =============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $25,481,591 and 1,663,595 shares of
    beneficial interest issued and outstanding).............  $       15.32
                                                              =============

*   On sales of $50,000 or more, the sales charge will be reduced.

 12                                            See Notes to Financial Statements

Statement of Operations
For the Six Months Ended September 30, 2003 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $11,214).....  $   736,540
Interest....................................................       71,543
                                                              -----------
    Total Income............................................      808,083
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................    1,258,760
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $275,048, $458,029 and $120,127,
  respectively).............................................      853,204
Shareholder Services........................................      598,872
Custody.....................................................       31,347
Legal.......................................................       16,572
Trustees' Fees and Related Expenses.........................       10,703
Other.......................................................      156,422
                                                              -----------
    Total Expenses..........................................    2,925,880
    Less Credits Earned on Cash Balances....................          711
                                                              -----------
    Net Expenses............................................    2,925,169
                                                              -----------
NET INVESTMENT LOSS.........................................  $(2,117,086)
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................  $10,842,941
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   12,355,660
  End of the Period.........................................   55,923,211
                                                              -----------
Net Unrealized Appreciation During the Period...............   43,567,551
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $54,410,492
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $52,293,406
                                                              ===========

See Notes to Financial Statements                                             13

Statements of Changes in Net Assets
(Unaudited)

                                                         SIX MONTHS ENDED       YEAR ENDED
                                                        SEPTEMBER 30, 2003    MARCH 31, 2003
                                                        ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Loss...................................     $ (2,117,086)       $ (3,320,572)
Net Realized Gain/Loss................................       10,842,941         (73,308,724)
Net Unrealized Appreciation/Depreciation During the
  Period..............................................       43,567,551         (12,908,174)
                                                           ------------        ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES...       52,293,406         (89,537,470)
                                                           ------------        ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold.............................       93,425,360         232,528,969
Cost of Shares Repurchased............................      (69,299,893)       (158,301,849)
                                                           ------------        ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS....       24,125,467          74,227,120
                                                           ------------        ------------
TOTAL INCREASE/DECREASE IN NET ASSETS.................       76,418,873         (15,310,350)
NET ASSETS:
Beginning of the Period...............................      293,292,598         308,602,948
                                                           ------------        ------------
End of the Period (Including accumulated net
  investment loss of $2,218,245 and $101,159,
  respectively).......................................     $369,711,471        $293,292,598
                                                           ============        ============

 14                                            See Notes to Financial Statements

Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                   SIX                                                      NINE
                                 MONTHS                                                    MONTHS
                                  ENDED                 YEAR ENDED MARCH 31,                ENDED
CLASS A SHARES                SEPTEMBER 30,   -----------------------------------------   MARCH 31,
                                2003 (a)      2003 (a)   2002 (a)   2001 (a)   2000 (a)   1999 (a)
                              ---------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD.................    $13.89       $ 18.95     $18.60    $ 40.22     $23.30     $23.46
                                 ------       -------     ------    -------     ------     ------
  Net Investment Loss........      (.08)         (.13)      (.19)      (.30)      (.32)      (.18)
  Net Realized and Unrealized
    Gain/Loss................      2.59         (4.93)       .57     (13.82)     20.61        .60
                                 ------       -------     ------    -------     ------     ------
Total from Investment
  Operations.................      2.51         (5.06)       .38     (14.12)     20.29        .42
Less Distributions from Net
  Realized Gain..............       -0-           -0-        .03       7.50       3.37        .58
                                 ------       -------     ------    -------     ------     ------
NET ASSET VALUE, END OF THE
  PERIOD.....................    $16.40       $ 13.89     $18.95    $ 18.60     $40.22     $23.30
                                 ======       =======     ======    =======     ======     ======

Total Return*(b).............    18.07%**     -26.70%      2.06%    -38.95%     93.18%      2.18%**
Net Assets at End of the
  Period (In millions).......    $247.9       $ 190.7     $169.1    $  95.5     $106.3     $ 60.1
Ratio of Expenses to Average
  Net Assets*................     1.48%         1.54%      1.43%      1.33%      1.44%      1.64%
Ratio of Net Investment Loss
  to Average Net Assets*.....    (1.00%)        (.89%)    (1.02%)    (1.00%)    (1.14%)    (1.19%)
Portfolio Turnover...........      102%**        180%       127%       172%       170%        82%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average
  Net Assets.................       N/A           N/A        N/A        N/A        N/A      1.68%
Ratio of Net Investment Loss
  to Average Net Assets......       N/A           N/A        N/A        N/A        N/A     (1.23%)
** Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rules 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

N/A Not Applicable

See Notes to Financial Statements                                             15

Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                   SIX                                                      NINE
                                 MONTHS                                                    MONTHS
                                  ENDED                 YEAR ENDED MARCH 31,                ENDED
CLASS B SHARES                SEPTEMBER 30,   -----------------------------------------   MARCH 31,
                                2003 (a)      2003 (a)   2002 (a)   2001 (a)   2000 (a)   1999 (a)
                              ---------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD.................    $13.02       $ 17.90     $17.70    $ 39.06     $22.87     $23.17
                                 ------       -------     ------    -------     ------     ------
  Net Investment Loss........      (.13)         (.24)      (.31)      (.52)      (.52)      (.30)
  Net Realized and Unrealized
    Gain/Loss................      2.42         (4.64)       .54     (13.34)     20.08        .58
                                 ------       -------     ------    -------     ------     ------
Total from Investment
  Operations.................      2.29         (4.88)       .23     (13.86)     19.56        .28
Less Distributions from Net
  Realized Gain..............       -0-           -0-        .03       7.50       3.37        .58
                                 ------       -------     ------    -------     ------     ------
NET ASSET VALUE, END OF THE
  PERIOD.....................    $15.31       $ 13.02     $17.90    $ 17.70     $39.06     $22.87
                                 ======       =======     ======    =======     ======     ======

Total Return*(b).............    17.59%**     -27.26%      1.32%    -39.49%     91.74%      1.60%**
Net Assets at End of the
  Period (In millions).......    $ 96.3       $  81.1     $116.8    $  97.0     $115.6     $ 72.8
Ratio of Expenses to Average
  Net Assets*................     2.23%         2.27%      2.19%      2.10%      2.18%      2.40%
Ratio of Net Investment Loss
  to Average Net Assets*.....    (1.75%)       (1.63%)    (1.78%)    (1.77%)    (1.89%)    (1.95%)
Portfolio Turnover...........      102%**        180%       127%       172%       170%        82%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average
  Net Assets.................       N/A           N/A        N/A        N/A        N/A      2.44%
Ratio of Net Investment Loss
  to Average Net Assets......       N/A           N/A        N/A        N/A        N/A     (1.99%)
** Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

N/A Not Applicable.

 16                                            See Notes to Financial Statements

Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                   SIX                                                      NINE
                                 MONTHS                                                    MONTHS
                                  ENDED                 YEAR ENDED MARCH 31,                ENDED
CLASS C SHARES                SEPTEMBER 30,   -----------------------------------------   MARCH 31,
                                2003 (a)      2003 (a)   2002 (a)   2001 (a)   2000 (a)   1999 (a)
                              ---------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD.................    $13.02       $ 17.89     $17.69    $ 39.01     $22.87     $23.17
                                 ------       -------     ------    -------     ------     ------
  Net Investment Loss........      (.13)         (.23)      (.31)      (.50)      (.52)      (.30)
  Net Realized and Unrealized
    Gain/Loss................      2.43         (4.64)       .54     (13.32)     20.03        .58
                                 ------       -------     ------    -------     ------     ------
Total from Investment
  Operations.................      2.30         (4.87)       .23     (13.82)     19.51        .28
Less Distributions from Net
  Realized Gain..............       -0-           -0-        .03       7.50       3.37        .58
                                 ------       -------     ------    -------     ------     ------
NET ASSET VALUE, END OF THE
  PERIOD.....................    $15.32       $ 13.02     $17.89    $ 17.69     $39.01     $22.87
                                 ======       =======     ======    =======     ======     ======

Total Return*(b).............    17.67%**     -27.22%      1.32%    -39.43%     91.52%      1.60%**
Net Assets at End of the
  Period (In millions).......    $ 25.5       $  21.5     $ 22.7    $  13.7     $ 11.8     $  7.4
Ratio of Expenses to Average
  Net Assets*................     2.23%         2.29%      2.19%      2.10%      2.19%      2.41%
Ratio of Net Investment Loss
  to Average Net Assets*.....    (1.75%)       (1.62%)    (1.78%)    (1.77%)    (1.89%)    (1.96%)
Portfolio Turnover...........      102%**        180%       127%       172%       170%        82%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average
  Net Assets.................       N/A           N/A        N/A        N/A        N/A      2.45%
Ratio of Net Investment Loss
  to Average Net Assets......       N/A           N/A        N/A        N/A        N/A     (2.00%)
** Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

N/A Not Applicable

See Notes to Financial Statements                                             17

NOTES TO
FINANCIAL STATEMENTS

September 30, 2003 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Growth Fund (the "Fund") is organized as a diversified series of the Van Kampen Equity Trust, a Delaware business trust, which is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek capital growth. The Fund commenced investment operations on December 27, 1995, with three classes of common shares, Class A, Class B and Class C.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sales price is not available are valued at the mean of the bid and asked prices. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Investment Advisory Corp. (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSE Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and transfer agency costs which are unique to each class of shares.

NOTES TO
FINANCIAL STATEMENTS

September 30, 2003 (Unaudited)

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At March 31, 2003, the Fund had an accumulated capital loss carryforward for tax purposes of $95,939,228 which will expire between March 31, 2010 and March 31, 2011.

    At September 30, 2003, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $307,951,066
                                                              ============
Gross tax unrealized appreciation...........................  $ 55,119,288
Gross tax unrealized depreciation...........................    (2,403,717)
                                                              ------------
Net tax unrealized appreciation on investments..............  $ 52,715,571
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends annually from net investment income and from net realized gains. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the six months ended September 30, 2003, the Fund's custody fee was reduced by $711 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $500 million..........................................     .75%
Next $500 million...........................................     .70%
Over $1 billion.............................................     .65%

    For the six months ended September 30, 2003, the Fund recognized expenses of approximately $5,100 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Fund, of which a trustee of the Fund is an affiliated person.

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Fund. The Adviser allocates the cost of such services to the fund. For the six months ended September 30, 2003, the Fund recognized expenses of

NOTES TO
FINANCIAL STATEMENTS

September 30, 2003 (Unaudited)

approximately $27,700 representing Van Kampen Investment Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, which are reported as part of "Other" and "Legal" expenses, respectively, in the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended September 30, 2003, the Fund recognized expenses of approximately $498,500 representing transfer agency fees paid to VKIS. The transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $57,238 are included in "Other" assets on the Statement of Assets and Liabilities at September 30, 2003. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended September 30, 2003, the Fund paid brokerage commissions to Morgan Stanley DW Inc., (Morgan Stanley) an affiliate of Van Kampen, totaling $18,200.

3. CAPITAL TRANSACTIONS

At September 30, 2003, capital aggregated $272,914,569, $126,244,200 and
$30,982,582 for Classes A, B, and C, respectively. For the six months ended September 30, 2003, transactions were as follows:

                                                                SHARES         VALUE
Sales:
  Class A...................................................   4,968,726    $ 78,290,379
  Class B...................................................     722,466      10,722,178
  Class C...................................................     297,666       4,412,803
                                                              ----------    ------------
Total Sales.................................................   5,988,858    $ 93,425,360
                                                              ==========    ============
Repurchases:
  Class A...................................................  (3,579,476)   $(55,458,322)
  Class B...................................................    (655,740)     (9,649,730)
  Class C...................................................    (287,099)     (4,191,841)
                                                              ----------    ------------
Total Repurchases...........................................  (4,522,315)   $(69,299,893)
                                                              ==========    ============

NOTES TO
FINANCIAL STATEMENTS

September 30, 2003 (Unaudited)

    At March 31, 2003, capital aggregated $250,082,512, $125,171,752 and
$30,761,620 for Classes A, B and C, respectively. For the year ended March 31, 2003, transactions were as follows:

                                                                SHARES           VALUE
Sales:
  Class A...................................................   12,919,255    $ 192,287,438
  Class B...................................................    1,758,697       25,764,834
  Class C...................................................      991,812       14,476,697
                                                              -----------    -------------
Total Sales.................................................   15,669,764    $ 232,528,969
                                                              ===========    =============
Repurchases:
  Class A...................................................   (8,113,373)   $(120,100,002)
  Class B...................................................   (2,055,997)     (29,320,866)
  Class C...................................................     (608,931)      (8,880,981)
                                                              -----------    -------------
Total Repurchases...........................................  (10,778,301)   $(158,301,849)
                                                              ===========    =============

    Class B Shares and any dividend reinvestment plan Class B Shares received thereon, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. For the six months ended September 30, 2003 and year ended March 31, 2003, 11,569 and 54,156 Class B Shares converted to Class A Shares, respectively, and are shown in the above tables as sales of Class A and repurchases of Class B shares. Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC for Class B and C Shares will be imposed on most redemptions made within five years of the purchase for Class B and one year of the purchase for Class C as detailed in the following schedule.

                                                                 CONTINGENT DEFERRED
                                                                     SALES CHARGE
                                                                   AS A PERCENTAGE
                                                                   OF DOLLAR AMOUNT
                                                                  SUBJECT TO CHARGE
                                                              --------------------------
YEAR OF REDEMPTION                                            CLASS B            CLASS C
First.......................................................   5.00%              1.00%
Second......................................................   4.00%               None
Third.......................................................   3.00%               None
Fourth......................................................   2.50%               None
Fifth.......................................................   1.50%               None
Sixth and Thereafter........................................    None               None

    For the six months ended September 30, 2003, Van Kampen, as Distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately

NOTES TO
FINANCIAL STATEMENTS

September 30, 2003 (Unaudited)

$53,800 and CDSC on redeemed shares of approximately $84,100. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $343,654,031 and $328,954,044, respectively.

5. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares and Class C Shares, The Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and the maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to 0.25% of Class A average daily net assets and 1.00% each for Class B and Class C average daily net assets are accrued daily. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $1,279,900 and $51,900 for Class B and Class C Shares, respectively. This amount may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

    Included in these fees for the six months ended September 30, 2003, are payments retained by Van Kampen of approximately $394,700 and payments made to Morgan Stanley DW Inc., an affiliate of the Adviser, of approximately $62,800.

                                               VAN KAMPEN INVESTMENTS

THE VAN KAMPEN
FAMILY OF FUNDS

Global/International

   Emerging Markets
   Emerging Markets Income
   European Value Equity
   Global Equity Allocation
   Global Franchise
   Global Value Equity
   International Advantage
   International Magnum

Growth

   Aggressive Growth
   American Value
   Emerging Growth
   Enterprise
   Equity Growth
   Focus Equity
   Growth
   Mid Cap Growth
   Pace
   Select Growth
   Small Cap Growth
   Small Cap Value
   Technology

Growth and Income

   Comstock
   Equity and Income
   Growth and Income
   Harbor
   Real Estate Securities
   Utility
   Value
   Value Opportunities

Income

   Corporate Bond
   Government Securities
   High Income Corporate Bond
   High Yield
   Limited Maturity Government
   U.S. Government

Tax Free

   California Insured Tax Free
   High Yield Municipal*
   Insured Tax Free Income
   Intermediate Term Municipal Income
   Municipal Income
   New York Tax Free Income
   Pennsylvania Tax Free Income
   Strategic Municipal Income

Capital Preservation

   Reserve
   Tax Free Money

Senior Loan

   Senior Loan Fund

For more complete information, including risk considerations, fees, sales charges and ongoing expenses, please contact your financial advisor for a prospectus. Please read it carefully before you invest or send money.

To view a current Van Kampen fund prospectus or to receive additional fund information, choose from one of the following:

- Visit our Web site at
  VANKAMPEN.COM.
  To view a prospectus
  select Literature,
  Download Fund Info.                                         (COMPUTER ICON)

- Call us at (800) 847-2424
  Telecommunications Device
  for the Deaf (TDD) users,
  call (800) 421-2833.                                           (PHONE ICON)

- E-mail us by visiting
  VANKAMPEN.COM and
  selecting Contact Us.
                                                            (MAIL ICON)

* Open to new investors for a limited time

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES
VAN KAMPEN GROWTH FUND

BOARD OF TRUSTEES

DAVID C. ARCH
J. MILES BRANAGAN
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN INVESTMENT ADVISORY CORP.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.
 24

Van Kampen
Privacy Notice


The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you conduct with us, our affiliates, or third parties. We may also collect information you provide when using our Web site, and text files (also known as "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Investment Advisory Corp., Van Kampen Asset Management Inc., Van Kampen Advisors Inc., Van Kampen Management Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

                                                 Van Kampen Funds Inc.
                                                 1 Parkview Plaza, P.O. Box 5555
                                                 Oakbrook Terrace, IL 60181-5555
                                                 www.vankampen.com

                                     (VAN KAMPEN INVESTMENTS LOGO)

                                                 Copyright (C)2003 Van Kampen
                                                 Funds Inc. All rights reserved.
                                                 Member NASD/SIPC. 86, 186, 286
                                                 GF SAR 11/03 12220K03-AP-11/03

Item 1. Report to Shareholders

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Small Cap Value Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of September 30, 2003.

       This material must be preceded or accompanied by a prospectus for the fund being offered.

       Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the fund will achieve its investment objective. The fund is subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and, therefore, the value of the fund shares may be less than what you paid for them. Accordingly, you can lose money investing in this fund. Please see the prospectus for more complete information on investment risks.

       NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Performance Summary

                               A SHARES                B SHARES                C SHARES
                            since 06/21/99          since 06/21/99          since 06/21/99
---------------------------------------------------------------------------------------------
AVERAGE ANNUAL           W/O SALES    W/SALES    W/O SALES    W/SALES    W/O SALES    W/SALES
TOTAL RETURNS             CHARGES     CHARGES     CHARGES     CHARGES     CHARGES     CHARGES

Since Inception            8.81%       7.31%       7.96%       7.69%       7.98%       7.98%

1-year                    25.98       18.76       24.91       19.91       25.01       24.01

6-month                   27.02       19.70       26.56       21.56       26.54       25.54
---------------------------------------------------------------------------------------------

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, and fund shares, when redeemed, may be worth more or less than their original cost. The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and 1.00 percent for Class B and C shares. Figures shown above assume reinvestment of all dividends and capital gains.

The Russell 2000(R) Value Index is generally representative of the U.S. market for small-capitalization stocks. It contains securities that value managers typically select from the Russell 2000(R) Index. Index is unmanaged and do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2003

       Van Kampen Small Cap Value Fund is managed by the adviser's Small/Mid-Cap Value team.(1) Current members include Richard Glass, Vice President. The following discussion reflects the team's views on the fund's performance.

Q. BEFORE YOU DISCUSS HOW THE FUND PERFORMED, PLEASE DESCRIBE THE OVERALL MARKET ENVIRONMENT.

A. For the vast majority of the reporting period, stocks enjoyed their best sustained environment since 2000.

        -- Investors turned increasingly to the equity market as they became more comfortable with the progress of major combat in Iraq, expected faster economic growth, and anticipated no new major corporate scandals.

        -- Stocks rose steadily during the period. The broad market, measured by the Standard & Poor's 500 Index, gained 17 percent in the second and third quarters of 2003.

        -- Relatively speculative stocks--especially those in the higher-risk technology, telecommunications and biotechnology sectors--were some of the market's best performers. Investors were willing to assume more risk for the prospect of greater gains.

        -- The Nasdaq Composite Index, home to many of these more-speculative stocks, nearly doubled the performance of the S&P 500.

Q.     HOW DID THE FUND PERFORM DURING THE REPORTING PERIOD?

A.     The fund underperformed its benchmark index.

        -- Van Kampen Small Cap Value Fund returned 27.02 percent for the six months ended September 30, 2003. Performance figures are for Class A shares, and assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. If sales charges were included, performance would be lower. Past performance is no guarantee of future results.

        -- The fund's benchmark index, the Russell 2000(R) Value Index, returned 32.20 percent.

       See Performance Summary for additional information and index definitions.

(1)Team members may change at any time without notice.

Q.     WHAT FACTORS HINDERED PERFORMANCE?

A. Relative to the Russell 2000(R) Value Index, the fund was hurt by its underweight in relatively speculative stocks, overweight in the energy sector, and overweight in MSC.Software, a stock that performed poorly.

        -- As we mentioned, investors were more comfortable assuming risk during the past six months and preferred companies with relatively weak fundamentals. Our portfolio-management approach, however, leads us to favor high-quality companies backed by strong fundamentals. Though this approach generated positive absolute performance, the fund's returns were hurt on a relative basis by the portfolio's underweights in areas such as technology and biotechnology.

        -- Returns also were dampened by maintaining a larger position than the benchmark in energy stocks. Most energy companies were modestly positive performers. But because they failed to keep pace with the benchmark, the fund's relative performance suffered.

        -- The fund's overweight position in MSC.Software had a negative impact as well. This product design and development software maker fell in part because of investors' concerns about its management team. Disappointing earnings reports also weighed on MSC. As the period progressed, the fund continued to own MSC--though in a lesser amount--because we believed its products filled a valuable market need.

TOP 10 HOLDINGS AS OF 9/30/03              TOP 10 INDUSTRIES AS OF 9/30/03
Reinsurance Group of America     4.1%      Diversified Banks                6.3%
Apria Healthcare                 3.9       Diversified Commercial Services  5.9
Stone Energy                     3.4       Oil & Gas Exploration &
AGL Resources                    2.4       Production                       5.2
DRS Technologies                 2.2       Health Care Distributors         4.9
School Specialty                 2.1       Industrial Machinery             4.9
Intrawest                        2.0       Life & Health Insurance          4.1
TBC                              2.0       Real Estate Investment Trusts    3.7
AFC Enterprises                  1.9       Property & Casualty              3.5
Commerce Bancshares              1.9       Specialty Stores                 3.4
                                           Hotels                           3.0

Subject to change daily. All percentages are as a percentage of long-term investments. For informational purposes only and should not be deemed as a recommendation to buy securities mentioned or securities in the industries shown above. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Q.     WHAT HELPED PERFORMANCE DURING THE REPORTING PERIOD?

A. Investments in Reinsurance Group of America, Terex and TBC had a positive impact on performance.(2)

        -- Reinsurance Group, which insures the policies of other insurance companies, was the fund's strongest relative performer. The stock benefited from its strong operating performance. After Reinsurance Group reported strong earnings, the company's stock price rose off its lows.

        -- Terex, a construction-equipment maker, also gave a boost to results. Investors rewarded Terex's aggressive efforts to pay down debt, strengthen its financial position and further focus its operations.

        -- TBC, a large independent tire retailer and wholesaler, was helped by the growing success of its retail operations.

Q.     PLEASE HIGHLIGHT SIGNIFICANT WEIGHTINGS FROM THE PORTFOLIO.

A. The three positive performers just mentioned--Reinsurance Group, Terex and TBC--also were three of the fund's largest holdings as of September 30, 2003. We believed that all three stocks were reasonably valued, and we maintained a positive outlook for each.

        -- As the period progressed, investors increasingly saw Reinsurance Group as a strong business in a growing market--a significant change from last year, when the stock was damaged by the troubles of its competitors. We saw the stock's low price as a buying opportunity for Reinsurance Group and added it to the fund's holdings. As the company's stock price recovered, however, we gradually reduced the size of the fund's position.

        -- In our view, Terex represented a "classic" value stock--a well-positioned business in a solid, if unspectacular, industry. Investors had been concerned about some of Terex's recent management decisions, especially about its aggressive acquisition program. But we believed the company would benefit from its ambitions to clean up its balance sheet, consolidate its operations and grow at a more reasonable pace.

        -- TBC has been a longtime holding in the fund. The company once was known as a tire wholesaler, but a number of strategic acquisitions have allowed it to develop a significant retail business, too. Retailers typically earn a higher valuation than wholesalers do, and TBC's stock continued to benefit from this shift.

(2)There is no guarantee that these stocks will continue to perform well or be held by the fund in the future.

Q. NOW THAT YOU'VE PROVIDED AN OVERVIEW OF THE FUND, DO YOU HAVE ANY CLOSING THOUGHTS FOR SHAREHOLDERS?

A. We have a favorable outlook for the economy, though we believe steady growth is more likely than an economic boom. The stock market has done well during recent months in part because investors have priced in expectations for substantial growth. The economy has benefited from the short-term stimulus of tax rebates, but we believe that an increase in business investment will be the key to a sustainable expansion. As we await what's next for the economy and the stock market, we will continue to look for fundamentally strong small-cap stocks whose valuations are, we believe, lower than deserved.

ANNUAL HOUSEHOLDING NOTICE

       To reduce expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectus and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICIES AND PROCEDURES

       A description of the fund's policies and procedures with respect to the voting of proxies relating to the fund's portfolio securities is available without charge, upon request, by calling 1-800-847-2424. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

                         BY THE NUMBERS

YOUR FUND'S INVESTMENTS

September 30, 2003 (Unaudited)
THE FOLLOWING PAGES DETAIL YOUR FUND'S PORTFOLIO OF INVESTMENTS AT THE END OF THE REPORTING PERIOD.

                                                                           MARKET
DESCRIPTION                                                   SHARES       VALUE
COMMON STOCKS  95.2%
AEROSPACE & DEFENSE  2.1%
DRS Technologies, Inc. (a)..................................  281,100   $  6,782,943
                                                                        ------------
AGRICULTURAL PRODUCTS  2.0%
Corn Products International, Inc. ..........................   99,500      3,169,075
Delta & Pine Land Co. ......................................  134,200      3,087,942
                                                                        ------------
                                                                           6,257,017
                                                                        ------------
ALTERNATIVE CARRIERS  0.2%
Asia Satellite Telecommunications Holdings Ltd.--ADR (Hong
  Kong).....................................................   51,550        770,672
                                                                        ------------

ALUMINUM  1.0%
Reliance Steel & Aluminum Co. ..............................  144,600      3,208,674
                                                                        ------------
APPAREL & ACCESSORIES  1.8%
Maxwell Shoe Co., Inc., Class A (a).........................  168,600      2,421,096
Russell Corp. ..............................................  194,150      3,164,645
                                                                        ------------
                                                                           5,585,741
                                                                        ------------
APPLICATION SOFTWARE  1.0%
MSC.Software Corp. (a)......................................  455,949      3,282,833
                                                                        ------------

AUTO PARTS & EQUIPMENT  0.8%
Tower Automotive, Inc. (a)..................................  574,500      2,585,250
                                                                        ------------
BIOTECHNOLOGY  1.6%
Diversa Corp. (a)...........................................  245,000      1,898,750
Savient Pharmaceuticals Inc. (a)............................  615,100      3,106,255
                                                                        ------------
                                                                           5,005,005
                                                                        ------------
BROADCASTING & CABLE TV  2.6%
Saga Communications, Inc., Class A (a)......................  183,800      3,556,530
Sinclair Broadcast Group, Inc., Class A (a).................  479,100      4,867,656
                                                                        ------------
                                                                           8,424,186
                                                                        ------------
CASINOS & GAMING  0.5%
Aztar Corp. (a).............................................   87,500      1,549,625
                                                                        ------------
CATALOG RETAIL  2.2%
1-800-Flowers.com, Inc., Class A (a)........................   90,700        682,064
School Specialty, Inc. (a)..................................  225,200      6,352,892
                                                                        ------------
                                                                           7,034,956
                                                                        ------------

 6                                             See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2003 (Unaudited)

                                                                           MARKET
DESCRIPTION                                                   SHARES       VALUE
COMMUNICATIONS EQUIPMENT  1.3%
Black Box Corp. ............................................   65,700   $  2,615,517
Extreme Networks, Inc. (a)..................................  264,400      1,668,364
                                                                        ------------
                                                                           4,283,881
                                                                        ------------
COMPUTER STORAGE & PERIPHERALS  1.2%
Storage Technology Corp. (a)................................  159,300      3,845,502
                                                                        ------------

CONSTRUCTION & FARM MACHINERY  1.6%
Terex Corp. (a).............................................  276,100      5,116,133
                                                                        ------------

DIVERSIFIED BANKS  6.0%
Commerce Bancshares, Inc. ..................................  133,565      5,843,469
Community First Bankshares, Inc. ...........................  143,700      3,797,991
Independent Bank Corp. .....................................   78,425      2,296,284
Integra Bank Corp. .........................................  115,680      2,222,213
MB Financial Corp. .........................................   53,700      2,384,280
R&G Financial Corp., Class B (Puerto Rico)..................   82,100      2,397,320
                                                                        ------------
                                                                          18,941,557
                                                                        ------------
DIVERSIFIED COMMERCIAL SERVICES  5.6%
Corvel Corp. (a)............................................   63,900      2,271,645
Icon Plc--ADR (Ireland) (a).................................  125,300      4,746,364
MAXIMUS, Inc. (a)...........................................  105,800      3,644,810
Navigant International, Inc. (a)............................  227,100      3,181,671
Wackenhut Corrections Corp. (a).............................  228,200      3,890,810
                                                                        ------------
                                                                          17,735,300
                                                                        ------------
ELECTRIC UTILITIES  1.8%
PNM Resources, Inc. ........................................  203,400      5,703,336
                                                                        ------------

ELECTRICAL COMPONENTS & EQUIPMENT  1.0%
Ametek, Inc. ...............................................   71,900      3,081,634
                                                                        ------------

ELECTRONIC EQUIPMENT MANUFACTURERS  2.1%
LoJack Corp. (a)............................................  461,000      3,093,310
Varian, Inc. (a)............................................  110,900      3,473,388
                                                                        ------------
                                                                           6,566,698
                                                                        ------------
FOOD DISTRIBUTORS  0.8%
Topps Co., Inc. ............................................  274,000      2,671,500
                                                                        ------------

GAS UTILITIES  2.3%
AGL Resources, Inc. ........................................  256,600      7,228,422
                                                                        ------------

HEALTH CARE DISTRIBUTORS  4.7%
Apria Healthcare Group, Inc. (a)............................  427,300     11,699,474
Hanger Orthopedic Group, Inc. (a)...........................  203,800      3,128,330
                                                                        ------------
                                                                          14,827,804
                                                                        ------------

See Notes to Financial Statements                                              7

YOUR FUND'S INVESTMENTS

September 30, 2003 (Unaudited)

                                                                           MARKET
DESCRIPTION                                                   SHARES       VALUE
HOME FURNISHINGS  0.8%
Furniture Brands International, Inc. (a)....................  110,400   $  2,660,640
                                                                        ------------

HOTELS  2.9%
Ambassadors Group, Inc. (a).................................  183,500      3,121,335
Intrawest Corp. (Canada)....................................  430,300      6,019,897
                                                                        ------------
                                                                           9,141,232
                                                                        ------------
INDUSTRIAL MACHINERY  4.7%
Albany International Corp., Class A.........................  114,700      3,537,348
CIRCOR International, Inc. .................................  163,700      3,143,040
Flowserve Corp. (a).........................................  192,700      3,911,810
Imation Corp. ..............................................   69,800      2,278,970
Watts Water Technologies, Inc. .............................  119,100      2,098,542
                                                                        ------------
                                                                          14,969,710
                                                                        ------------
INTEGRATED OIL & GAS  2.2%
Denbury Resources, Inc. (a).................................  265,600      3,282,816
PetroKazakhstan, Inc. (Canada) (a)..........................  170,300      3,559,270
                                                                        ------------
                                                                           6,842,086
                                                                        ------------
LIFE & HEALTH INSURANCE  3.9%
Reinsurance Group of America, Inc. .........................  305,200     12,436,900
                                                                        ------------

OFFICE SERVICES & SUPPLIES  2.1%
Imagistics International, Inc. (a)..........................   60,600      1,756,188
Moore Wallace, Inc. (Canada) (a)............................  354,600      5,035,320
                                                                        ------------
                                                                           6,791,508
                                                                        ------------
OIL & GAS EQUIPMENT & SERVICES  2.8%
Superior Energy Services, Inc. (a)..........................  365,200      3,578,960
Universal Compression Holdings, Inc. (a)....................  247,200      5,319,744
                                                                        ------------
                                                                           8,898,704
                                                                        ------------
OIL & GAS EXPLORATION & PRODUCTION  5.0%
Cabot Oil & Gas Corp., Class A..............................  104,900      2,727,400
St. Mary Land & Exploration Co. ............................  109,400      2,770,008
Stone Energy Corp. (a)......................................  290,600     10,252,368
                                                                        ------------
                                                                          15,749,776
                                                                        ------------
PACKAGED FOODS  1.0%
Riviana Foods, Inc. ........................................  111,200      3,158,080
                                                                        ------------

PAPER PRODUCTS  1.0%
Rock-Tenn Co., Class A......................................  215,800      3,146,364
                                                                        ------------

PHARMACEUTICALS  0.6%
Ligand Pharmaceuticals, Inc., Class B (a)...................  149,600      1,928,344
                                                                        ------------

PRECIOUS METALS & MINERALS  0.6%
Apex Silver Mines Ltd. (Cayman Islands) (a).................  137,400      1,841,160
                                                                        ------------

 8                                             See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2003 (Unaudited)

                                                                           MARKET
DESCRIPTION                                                   SHARES       VALUE
PROPERTY & CASUALTY  3.3%
Direct General Corp. (a)....................................   61,900   $  1,551,833
IPC Holdings Ltd. (Bermuda).................................  108,500      3,797,500
Penn-America Group, Inc. ...................................  321,900      4,822,062
ProAssurance Corp. (a)......................................   12,300        317,709
                                                                        ------------
                                                                          10,489,104
                                                                        ------------
PUBLISHING  0.5%
Journal Communications, Inc. (a)............................   87,000      1,439,850
                                                                        ------------

REAL ESTATE INVESTMENT TRUSTS  3.5%
CarrAmerica Realty Corp. ...................................   97,600      2,913,360
Cousins Properties, Inc. ...................................  115,100      3,194,025
Mid-Atlantic Realty Trust...................................   94,700      1,988,700
Parkway Properties, Inc. ...................................   73,100      3,194,470
                                                                        ------------
                                                                          11,290,555
                                                                        ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT  1.7%
LNR Property Corp. .........................................  130,900      5,360,355
                                                                        ------------

REINSURANCE  0.7%
Triad Guaranty, Inc. (a)....................................   48,699      2,390,147
                                                                        ------------

REGIONAL BANKS  0.7%
Provident Bankshares Corp. .................................   75,300      2,127,225
                                                                        ------------

RESTAURANTS  1.9%
AFC Enterprises, Inc. (a)...................................  366,300      5,897,430
                                                                        ------------

SPECIALTY CHEMICALS  1.9%
Cytec Industries, Inc. (a)..................................  114,700      4,186,550
OM Group, Inc. (a)..........................................  126,500      1,851,960
                                                                        ------------
                                                                           6,038,510
                                                                        ------------
SPECIALTY STORES  3.3%
Movie Gallery, Inc. (a).....................................  225,700      4,435,005
TBC Corp. (a)...............................................  238,300      5,969,415
                                                                        ------------
                                                                          10,404,420
                                                                        ------------
SYSTEMS SOFTWARE  1.7%
CCC Information Services Group, Inc. (a)....................  182,900      3,065,404
Hummingbird Ltd. (Canada) (a)...............................  114,900      2,303,515
                                                                        ------------
                                                                           5,368,919
                                                                        ------------
THRIFTS & MORTGAGE FINANCE  2.5%
First Niagara Financial Group, Inc. ........................  210,183      3,173,763
MAF Bancorp, Inc. ..........................................   79,300      3,029,260
PFF Bancorp, Inc. ..........................................   59,420      1,894,310
                                                                        ------------
                                                                           8,097,333
                                                                        ------------

See Notes to Financial Statements                                              9

YOUR FUND'S INVESTMENTS

September 30, 2003 (Unaudited)

                                                                           MARKET
DESCRIPTION                                                   SHARES       VALUE
TRUCKING  1.3%
Laidlaw International, Inc. (Canada) (a)....................  428,700   $  4,222,695
                                                                        ------------

WIRELESS TELECOMMUNICATION SERVICES  0.4%
EMS Technologies, Inc. (a)..................................   83,350      1,415,283
                                                                        ------------

TOTAL LONG-TERM INVESTMENTS 95.2%
  (Cost $262,969,063)................................................    302,594,999
REPURCHASE AGREEMENT  6.5%
UBS Securities ($20,808,000 par collateralized by U.S. Government obligations in a pooled cash account, dated 09/30/03, to be sold on
10/01/03 at $20,808,543)
  (Cost $20,808,000).................................................     20,808,000
                                                                        ------------

TOTAL INVESTMENTS  101.7%
  (Cost $283,777,063)................................................    323,402,999
LIABILITIES IN EXCESS OF OTHER ASSETS  (1.7%)........................     (5,545,161)
                                                                        ------------

NET ASSETS  100.0%...................................................   $317,857,838
                                                                        ============

(a) Non-income producing security as this stock currently does not declare dividends.

ADR--American Depositary Receipt

 10                                            See Notes to Financial Statements

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
September 30, 2003 (Unaudited)

ASSETS:
Total Investments (Cost $283,777,063).......................  $323,402,999
Receivables:
  Investments Sold..........................................     1,462,385
  Fund Shares Sold..........................................       866,836
  Dividends.................................................        88,901
  Interest..................................................           543
Other.......................................................        27,615
                                                              ------------
    Total Assets............................................   325,849,279
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................     6,653,017
  Fund Shares Repurchased...................................       679,104
  Distributor and Affiliates................................       274,150
  Investment Advisory Fee...................................       188,223
  Custodian Bank............................................        58,879
Accrued Expenses............................................        98,987
Trustees' Deferred Compensation and Retirement Plans........        39,081
                                                              ------------
    Total Liabilities.......................................     7,991,441
                                                              ------------
NET ASSETS..................................................  $317,857,838
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $302,078,247
Net Unrealized Appreciation.................................    39,625,936
Accumulated Net Investment Loss.............................    (1,010,223)
Accumulated Net Realized Loss...............................   (22,836,122)
                                                              ------------
NET ASSETS..................................................  $317,857,838
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $168,435,863 and 12,488,216 shares of
    beneficial interest issued and outstanding).............  $      13.49
    Maximum sales charge (5.75%* of offering price).........           .82
                                                              ------------
    Maximum offering price to public........................  $      14.31
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $113,713,886 and 8,646,146 shares of
    beneficial interest issued and outstanding).............  $      13.15
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $35,708,089 and 2,712,954 shares of
    beneficial interest issued and outstanding).............  $      13.16
                                                              ============

*   On sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             11

Statement of Operations
For the Six Months Ended September 30, 2003 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $5,088)......  $  1,563,834
Interest....................................................        93,508
                                                              ------------
    Total Income............................................     1,657,342
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................     1,068,293
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $188,198, $511,440 and $160,156,
  respectively).............................................       859,794
Shareholder Services........................................       614,409
Custody.....................................................        18,337
Legal.......................................................        13,770
Trustees' Fees and Related Expenses.........................         8,288
Other.......................................................       109,177
                                                              ------------
    Total Expenses..........................................     2,692,068
    Investment Advisory Fee Reduction.......................        51,188
    Less Credits Earned on Cash Balances....................           597
                                                              ------------
    Net Expenses............................................     2,640,283
                                                              ------------
NET INVESTMENT LOSS.........................................  $   (982,941)
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $  3,137,367
  Foreign Currency Transactions.............................          (907)
                                                              ------------
Net Realized Gain...........................................     3,136,460
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   (21,389,892)
  End of the Period.........................................    39,625,936
                                                              ------------
Net Unrealized Appreciation During the Period...............    61,015,828
                                                              ------------
NET REALIZED AND UNREALIZED GAIN............................  $ 64,152,288
                                                              ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $ 63,169,347
                                                              ============

 12                                            See Notes to Financial Statements

Statements of Changes in Net Assets
(Unaudited)

                                                         SIX MONTHS ENDED       YEAR ENDED
                                                        SEPTEMBER 30, 2003    MARCH 31, 2003
                                                        ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Loss...................................     $   (982,941)      $  (1,788,871)
Net Realized Gain/Loss................................        3,136,460         (26,071,147)
Net Unrealized Appreciation/Depreciation During the
  Period..............................................       61,015,828         (39,220,853)
                                                           ------------       -------------
Change in Net Assets from Operations..................       63,169,347         (67,080,871)
                                                           ------------       -------------

Distributions from Net Realized Gain:
  Class A Shares......................................              -0-          (1,522,866)
  Class B Shares......................................              -0-          (1,157,045)
  Class C Shares......................................              -0-            (382,225)
                                                           ------------       -------------
Total Distributions...................................              -0-          (3,062,136)
                                                           ------------       -------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES...       63,169,347         (70,143,007)
                                                           ------------       -------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold.............................       78,683,278         276,146,999
Net Asset Value of Shares Issued Through Dividend
  Reinvestment........................................              -0-           2,837,955
Cost of Shares Repurchased............................      (53,274,528)       (168,660,407)
                                                           ------------       -------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS....       25,408,750         110,324,547
                                                           ------------       -------------
TOTAL INCREASE IN NET ASSETS..........................       88,578,097          40,181,540
NET ASSETS:
Beginning of the Period...............................      229,279,741         189,098,201
                                                           ------------       -------------
End of the Period (Including accumulated net
  investment loss of $1,010,223 and $27,282,
  respectively).......................................     $317,857,838       $ 229,279,741
                                                           ============       =============

See Notes to Financial Statements                                             13

Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                  SIX MONTHS                                      JUNE 21, 1999
                                     ENDED           YEAR ENDED MARCH 31,        (COMMENCEMENT OF
CLASS A SHARES                   SEPTEMBER 30,   -----------------------------    OPERATIONS) TO
                                   2003 (c)       2003      2002 (c)     2001     MARCH 31, 2000
                                 ----------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD....................    $10.62       $ 14.13    $  11.59    $ 9.81        $10.00
                                    ------       -------    --------    ------        ------
  Net Investment Income/Loss....      (.02)         (.05)        .02       .06           .05
  Net Realized and Unrealized
    Gain/Loss...................      2.89         (3.31)       2.53      2.15          (.18)
                                    ------       -------    --------    ------        ------
Total from Investment
  Operations....................      2.87         (3.36)       2.55      2.21          (.13)
                                    ------       -------    --------    ------        ------
Less:
  Distributions from Net
    Investment Income...........       -0-           -0-         -0-***    .04           .06
  Distributions from Net
    Realized Gain...............       -0-           .15         .01       .39           -0-
                                    ------       -------    --------    ------        ------
Total Distributions.............       -0-           .15         .01       .43           .06
                                    ------       -------    --------    ------        ------
NET ASSET VALUE, END OF THE
  PERIOD........................    $13.49       $ 10.62    $  14.13    $11.59        $ 9.81
                                    ======       =======    ========    ======        ======

Total Return* (a)...............    27.02%**     -23.84%      22.07%    22.63%         -.92%**
Net Assets at End of the Period
  (In millions).................    $168.4       $ 118.2    $   73.2    $ 15.0        $  4.3
Ratio of Expenses to Average Net
  Assets* (b)...................     1.50%         1.50%       1.50%     1.50%         1.48%
Ratio of Net Investment
  Income/Loss to Average Net
  Assets*.......................     (.34%)        (.39%)       .14%      .74%          .67%
Portfolio Turnover..............       27%**         66%        101%       27%           15%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net
  Assets (b)....................     1.54%         1.59%       1.63%     2.71%         8.29%
Ratio of Net Investment
  Income/Loss to Average Net
  Assets........................     (.37%)        (.48%)       .01%     (.47%)       (6.14%)

**  Non-Annualized

*** Amount is less than $.01.

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .02% for the period June 21, 1999 to March 31, 2000.

(c) Based on average shares outstanding.

 14                                            See Notes to Financial Statements

Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                  SIX MONTHS                                      JUNE 21, 1999
                                     ENDED           YEAR ENDED MARCH 31,        (COMMENCEMENT OF
CLASS B SHARES                   SEPTEMBER 30,   -----------------------------    OPERATIONS) TO
                                   2003 (c)       2003      2002 (c)     2001     MARCH 31, 2000
                                 ----------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD....................    $10.39       $ 13.94    $  11.52    $ 9.78        $10.00
                                    ------       -------    --------    ------        ------
  Net Investment Income/Loss....      (.07)         (.12)       (.08)      -0-           .01
  Net Realized and Unrealized
    Gain/Loss...................      2.83         (3.28)       2.51      2.13          (.20)
                                    ------       -------    --------    ------        ------
Total from Investment
  Operations....................      2.76         (3.40)       2.43      2.13          (.19)
                                    ------       -------    --------    ------        ------
Less:
  Distributions from Net
    Investment Income...........       -0-           -0-         -0-       -0-           .03
  Distributions from Net
    Realized Gain...............       -0-           .15         .01       .39           -0-
                                    ------       -------    --------    ------        ------
Total Distributions.............       -0-           .15         .01       .39           .03
                                    ------       -------    --------    ------        ------
NET ASSET VALUE, END OF THE
  PERIOD........................    $13.15       $ 10.39    $  13.94    $11.52        $ 9.78
                                    ======       =======    ========    ======        ======

Total Return* (a)...............    26.56%**     -24.46%      21.12%    22.05%        -1.81%**
Net Assets at End of the Period
  (In millions).................    $113.7       $  85.2    $   86.6    $ 13.0        $  3.7
Ratio of Expenses to Average Net
  Assets* (b)...................     2.25%         2.25%       2.25%     2.25%         2.23%
Ratio of Net Investment Loss to
  Average Net Assets*...........    (1.09%)       (1.13%)      (.61%)    (.01%)        (.08%)
Portfolio Turnover..............       27%**         66%        101%       27%           15%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net
  Assets (b)....................     2.29%         2.34%       2.38%     3.46%         9.04%
Ratio of Net Investment Loss to
  Average Net Assets............    (1.12%)       (1.22%)      (.74%)   (1.22%)       (6.89%)

**  Non-Annualized

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum contingent deferred sales charge of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .02% for the period June 21, 1999 to March 31, 2000.

(c) Based on average shares outstanding.

See Notes to Financial Statements                                             15

Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                  SIX MONTHS                                      JUNE 21, 1999
                                     ENDED           YEAR ENDED MARCH 31,        (COMMENCEMENT OF
CLASS C SHARES                   SEPTEMBER 30,   -----------------------------    OPERATIONS) TO
                                   2003 (c)       2003      2002 (c)     2001     MARCH 31, 2000
                                 ----------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD....................    $10.40       $ 13.95    $  11.52    $ 9.78        $10.00
                                    ------       -------    --------    ------        ------
  Net Investment Income/Loss....      (.07)         (.13)       (.08)      -0-           .01
  Net Realized and Unrealized
    Gain/Loss...................      2.83         (3.27)       2.52      2.13          (.20)
                                    ------       -------    --------    ------        ------
Total from Investment
  Operations....................      2.76         (3.40)       2.44      2.13          (.19)
                                    ------       -------    --------    ------        ------
Less:
  Distributions from Net
    Investment Income...........       -0-           -0-         -0-       -0-           .03
  Distributions from Net
    Realized Gain...............       -0-           .15         .01       .39           -0-
                                    ------       -------    --------    ------        ------
Total Distributions.............       -0-           .15         .01       .39           .03
                                    ------       -------    --------    ------        ------
NET ASSET VALUE, END OF THE
  PERIOD........................    $13.16       $ 10.40    $  13.95    $11.52        $ 9.78
                                    ======       =======    ========    ======        ======

Total Return* (a)...............    26.54%**     -24.44%      21.21%    22.04%        -1.81%**
Net Assets at End of the Period
  (In millions).................    $ 35.7       $  25.8    $   29.3    $  6.2        $  2.0
Ratio of Expenses to Average Net
  Assets* (b)...................     2.25%         2.25%       2.25%     2.25%         2.23%
Ratio of Net Investment Loss to
  Average Net Assets*...........    (1.09%)       (1.13%)      (.61%)    (.01%)        (.08%)
Portfolio Turnover..............       27%**         66%        101%       27%           15%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net
  Assets (b)....................     2.29%         2.34%       2.38%     3.46%         9.04%
Ratio of Net Investment Loss to
  Average Net Assets............    (1.12%)       (1.22%)      (.74%)   (1.22%)       (6.89%)

**  Non-Annualized

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .02% for the period June 21, 1999 to March 31, 2000.

(c) Based on average shares outstanding.

 16                                            See Notes to Financial Statements

NOTES TO
FINANCIAL STATEMENTS

September 30, 2003 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Small Cap Value Fund (the "Fund") is organized as a series of the Van Kampen Equity Trust, a Delaware business trust, and is registered as a diversified, open-end investment management company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's primary investment objective is to seek capital appreciation. The Fund commenced investment operations on June 21, 1999 with three classes of common shares, Class A, Class B, and Class C shares.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Unlisted securities and listed securities for which the last sales price is not available are valued at the mean of the bid and asked prices, or, if not available, their fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Investment Advisory Corp. (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSE Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute

NOTES TO
FINANCIAL STATEMENTS

September 30, 2003 (Unaudited)

substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. At March 31, 2003, the Fund had an accumulated capital loss carryforward for tax purposes of $12,128,134, which will expire on March 31, 2011.

    At September 30, 2003, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $283,919,990
                                                              ============
Gross tax unrealized appreciation...........................  $ 46,800,786
Gross tax unrealized depreciation...........................    (7,317,777)
                                                              ------------
Net tax unrealized appreciation on investments..............  $ 39,483,009
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends annually from net investment income and net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

    The tax character of distributions paid during the year ended March 31, 2003 was as follows:

                                                                 2003
Distributions paid from:
  Ordinary Income...........................................  $      -0-
  Long-term capital gain....................................   3,062,136
                                                              ----------
                                                              $3,062,136
                                                              ==========

    Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the six months ended September 30, 2003, the Fund's custody fee was reduced by $597 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $500 million..........................................     .75%
Next $500 million...........................................     .70%
Over $1 billion.............................................     .65%

NOTES TO
FINANCIAL STATEMENTS

September 30, 2003 (Unaudited)

    For the six months ended September 30, 2003, the Adviser voluntarily waived $51,188 of its investment advisory fees. This waiver is voluntary in nature and can be discontinued at the Adviser's discretion.

    For the six months ended September 30, 2003, the Fund recognized expenses of approximately $4,200 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Fund, of which a trustee of the Fund is an affiliated person.

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Fund. The Adviser allocates the cost of such services to each fund. For the six months ended September 30, 2003, the Fund recognized expenses of approximately $21,000 representing Van Kampen Investment Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, which are reported as part of "Other" and "Legal" expenses, respectively, in the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended September 30, 2003, the Fund recognized expenses of approximately $535,700 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $21,254 are included in "Other" assets on the Statement of Assets and Liabilities at September 30, 2003. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease on the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended September 30, 2003, the Fund paid brokerage commissions to Morgan Stanley DW Inc., an affiliate of the Adviser, totaling $46,706.

NOTES TO
FINANCIAL STATEMENTS

September 30, 2003 (Unaudited)

3. CAPITAL TRANSACTIONS

At September 30, 2003, capital aggregated $156,241,919, $111,284,275 and
$34,552,053 for Classes A, B, and C, respectively. For the six months ended September 30, 2003, transactions were as follows:

                                                                SHARES         VALUE
Sales:
  Class A...................................................   4,594,704    $ 57,709,919
  Class B...................................................   1,175,897      14,763,148
  Class C...................................................     500,584       6,210,211
                                                              ----------    ------------
Total Sales.................................................   6,271,185    $ 78,683,278
                                                              ==========    ============
Repurchases:
  Class A...................................................  (3,242,222)   $(41,036,272)
  Class B...................................................    (729,776)     (8,896,976)
  Class C...................................................    (270,078)     (3,341,280)
                                                              ----------    ------------
Total Repurchases...........................................  (4,242,076)   $(53,274,528)
                                                              ==========    ============

    At March 31, 2003, capital aggregated $139,568,272, $105,418,103 and
$31,683,122 for Classes A, B, and C, respectively. For the year ended March 31, 2003, transactions were as follows:

                                                                SHARES           VALUE
Sales:
  Class A...................................................   15,174,865    $ 184,318,218
  Class B...................................................    5,633,553       70,785,232
  Class C...................................................    1,681,670       21,043,549
                                                              -----------    -------------
Total Sales.................................................   22,490,088    $ 276,146,999
                                                              ===========    =============
Dividend Reinvestment:
  Class A...................................................      128,237    $   1,436,258
  Class B...................................................       97,476        1,071,265
  Class C...................................................       30,040          330,432
                                                              -----------    -------------
Total Dividend Reinvestment.................................      255,753    $   2,837,955
                                                              ===========    =============
Repurchases:
  Class A...................................................   (9,349,902)   $(109,894,380)
  Class B...................................................   (3,745,127)     (43,456,135)
  Class C...................................................   (1,329,368)     (15,309,892)
                                                              -----------    -------------
Total Repurchases...........................................  (14,424,397)   $(168,660,407)
                                                              ===========    =============

    Class B Shares and any dividend reinvestment plan Class B Shares automatically convert to Class A Shares after the eighth year following the purchase. For the six months ended

NOTES TO
FINANCIAL STATEMENTS

September 30, 2003 (Unaudited)

September 30, 2003 and the year ended March 31, 2003, no Class B Shares converted to Class A Shares. Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC for Class B and C Shares will be imposed on most redemptions made within five years of the purchase for Class B and one year of the purchase for Class C as detailed in the following schedule.

                                                                 CONTINGENT DEFERRED
                                                                     SALES CHARGE
                                                                   AS A PERCENTAGE
                                                                   OF DOLLAR AMOUNT
                                                                  SUBJECT TO CHARGE
                                                              --------------------------
YEAR OF REDEMPTION                                            CLASS B            CLASS C
First.......................................................   5.00%              1.00%
Second......................................................   4.00%               None
Third.......................................................   3.00%               None
Fourth......................................................   2.50%               None
Fifth.......................................................   1.50%               None
Sixth and Thereafter........................................    None               None

    For the six months ended September 30, 2003, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A shares of approximately $44,600 and CDSC on redeemed shares of approximately $135,100. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $103,509,772 and $72,627,319, respectively.

5. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and maintenance of shareholder accounts with respect to such class of shares.

    Annual fees under the Plans of up to .25% of Class A average daily net assets and 1.00% each for Class B and Class C average daily net assets are accrued daily. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $3,138,500 and $21,800 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

NOTES TO
FINANCIAL STATEMENTS

September 30, 2003 (Unaudited)

    Included in the fees for the six months ended September 30, 2003 are payments retained by Van Kampen of approximately $465,900 and payments made to Morgan Stanley DW Inc., an affiliate of the Adviser, of approximately $115,100.

           VAN KAMPEN INVESTMENTS

THE VAN KAMPEN
FAMILY OF FUNDS

Global/International

   Emerging Markets
   Emerging Markets Income
   European Value Equity
   Global Equity Allocation
   Global Franchise
   Global Value Equity
   International Advantage
   International Magnum

Growth

   Aggressive Growth
   American Value
   Emerging Growth
   Enterprise
   Equity Growth
   Focus Equity
   Growth
   Mid Cap Growth
   Pace
   Select Growth
   Small Cap Growth
   Small Cap Value
   Technology

Growth and Income

   Comstock
   Equity and Income
   Growth and Income
   Harbor
   Real Estate Securities
   Utility
   Value
   Value Opportunities

Income

   Corporate Bond
   Government Securities
   High Income Corporate Bond
   High Yield
   Limited Maturity Government
   U.S. Government

Tax Free

   California Insured Tax Free
   High Yield Municipal*
   Insured Tax Free Income
   Intermediate Term Municipal Income
   Municipal Income
   New York Tax Free Income
   Pennsylvania Tax Free Income
   Strategic Municipal Income

Capital Preservation

   Reserve
   Tax Free Money

Senior Loan

   Senior Loan Fund

For more complete information, including risk considerations, fees, sales charges and ongoing expenses, please contact your financial advisor for a prospectus. Please read it carefully before you invest or send money.

To view a current Van Kampen fund prospectus or to receive additional fund information, choose from one of the following:

- Visit our Web site at
  VANKAMPEN.COM.
  To view a prospectus
  select Literature,
  Download Fund Info.                                         (COMPUTER ICON)

- Call us at (800) 847-2424
  Telecommunications Device
  for the Deaf (TDD) users,
  call (800) 421-2833.                                           (PHONE ICON)

- E-mail us by visiting
  VANKAMPEN.COM and
  selecting Contact Us.
                                                            (MAIL ICON)

* Open to new investors for a limited time

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES
VAN KAMPEN SMALL CAP VALUE FUND

BOARD OF TRUSTEES

DAVID C. ARCH
J. MILES BRANAGAN
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN INVESTMENT ADVISORY CORP.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

Van Kampen
Privacy Notice


The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you conduct with us, our affiliates, or third parties. We may also collect information you provide when using our Web site, and text files (also known as "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Investment Advisory Corp., Van Kampen Asset Management Inc., Van Kampen Advisors Inc., Van Kampen Management Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

                                                 Van Kampen Funds Inc.
                                                 1 Parkview Plaza, P.O. Box 5555
                                                 Oakbrook Terrace, IL 60181-5555
                                                 www.vankampen.com

                                     (VAN KAMPEN INVESTMENTS LOGO)

                                                 Copyright (C)2003 Van Kampen
                                                 Funds Inc. All rights reserved.
                                                 Member NASD/SIPC. 78, 178, 278
                                                 SCV SAR 11/03 12238K03-AP-11/03

Item 1. Report to Shareholders

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Select Growth Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of September 30, 2003.

       This material must be preceded or accompanied by a prospectus for the fund being offered.

       Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the fund will achieve its investment objective. The fund is subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and, therefore, the value of the fund shares may be less than what you paid for them. Accordingly, you can lose money investing in this fund. Please see the prospectus for more complete information on investment risks.

       NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

PERFORMANCE SUMMARY

                               A SHARES                B SHARES                C SHARES
                            since 06/26/00          since 06/26/00          since 06/26/00
---------------------------------------------------------------------------------------------
AVERAGE ANNUAL           W/O SALES    W/SALES    W/O SALES    W/SALES    W/O SALES    W/SALES
TOTAL RETURNS             CHARGES     CHARGES     CHARGES     CHARGES     CHARGES     CHARGES

Since Inception           -22.96%     -24.34%     -23.51%     -24.10%     -23.51%     -23.51%

1-year                     15.41        8.65       14.56        9.56       14.56       13.56

6-month                    17.31       10.62       16.81       11.81       16.81       15.81
---------------------------------------------------------------------------------------------

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, and fund shares, when redeemed, may be worth more or less than their original cost. The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and 1.00 percent for Class B and C shares. Figures shown above assume reinvestment of all dividends and capital gains.

The Russell 1000(R) Growth Index is generally representative of the U.S. market for large-capitalization growth stocks. The S&P 500 Stock Index is generally representative of the U.S. stock market. Indexes are unmanaged and do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2003

       Van Kampen Select Growth Fund is managed by the adviser's Multi-Cap Growth team.(1) Current members include Gary Lewis, Managing Director; Janet Luby, Executive Director; Dudley Brickhouse, Executive Director; David Walker, Executive Director; Matthew Hart, Vice President; and Scott Miller, Associate. The following discussion reflects the team's views on the fund's performance.

Q. BEFORE YOU DISCUSS HOW THE FUND PERFORMED, PLEASE DESCRIBE THE OVERALL MARKET ENVIRONMENT.

A. It was a much better environment for growth investing than we've seen in some time.

        -- On March 11, just a couple of weeks before the reporting period began, the stock market turned sharply positive. Investors, it seemed, were responding favorably to progress in the Iraqi war.

        -- As the period went on, economic data and corporate earnings were increasingly promising, giving a further boost to equity prices. A major tax cut--and especially cuts in dividend and long-term capital-gains taxes--also helped stocks.

        -- Historically low interest rates also contributed to economic growth, as consumers, who refinanced mortgages at a record pace, found themselves with more spending money in their pockets.

Q.     HOW DID THE FUND PERFORM DURING THE REPORTING PERIOD?

A.     The fund underperformed its benchmark indexes.

        -- Van Kampen Select Growth Fund returned 17.31 percent for the six months ended September 30, 2003. Performance figures are for Class A shares, and assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. If sales charges were included, performance would be lower. Past performance is no guarantee of future results.

        -- The fund's benchmarks, the Russell 1000(R) Growth Index and Standard & Poor's 500 Index, returned 18.78 and 18.46 percent, respectively.

       See Performance Summary for additional information and index definitions.

(1)Team members may change at any time without notice.

Q.     WHAT FACTORS HINDERED PERFORMANCE?

A. Although the fund's weighting in energy stocks was relatively modest, many of those the fund did own were weak performers during the past six months. Also, the stocks we selected in the industrials sector were not the most optimal of that group.

        -- We believed that uncertainty surrounding the war in Iraq, as well as historically low inventories of oil and natural gas, would keep commodity prices high. We focused the fund's energy investments on stocks that we believed could benefit from higher natural-gas prices as well as increased drilling activity. Unfortunately, natural-gas prices fell during the period and the anticipated levels of drilling did not materialize.

        -- Two of the fund's energy laggards were BJ Services, a provider of oil and natural gas production services, and Burlington Resources, a large independent oil and natural gas producer. BJ Services turned out to be a slight drag on performance, as its earnings expectations were too optimistic. Burlington Resources, highly exposed to falling natural-gas prices, saw its valuation turn negative, and we sold the stock. However, we maintained a small position in BJ Services because of the company's relatively strong earnings-growth prospects.

        -- Within industrials, the fund owned growth-oriented companies that fit our criteria for buying stocks. Even though these companies added positively to the fund's return, other stocks within the sector performed better. These outperformers primarily were deep cyclicals--very economically sensitive stocks, such as chemical and paper companies--that did not meet our growth discipline.

TOP 10 HOLDINGS AS OF 9/30/03               TOP 10 INDUSTRIES AS OF 9/30/03
Intel                          4.7%         Biotechnology                  9.4%
Amazon.com                     4.4          Systems Software               9.1
Cisco Systems                  3.4          Semiconductors                 7.4
Wal-Mart Stores                3.3          Internet Retail                7.3
Dell                           3.3          Pharmaceuticals                4.8
Amgen                          3.1          Communications Equipment       3.4
Electronic Arts                3.1          Computer Hardware              3.3
Best Buy                       2.9          Hypermarkets & Super Centers   3.3
Gilead Sciences                2.9          Home Entertainment Software    3.1
VERITAS Software               2.8          Computer & Electronics Retail  2.9

Subject to change daily. All percentages are as a percentage of long-term investments. For informational purposes only and should not be deemed as a recommendation to buy securities mentioned or securities in the industries shown above. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Q.     WHAT HELPED PERFORMANCE DURING THE REPORTING PERIOD?

A. The fund benefited from owning market-leading technology stocks, such as Intel. Internet companies Amazon.com and eBay, which have gained from people's increasing comfort with shopping online, also helped performance.(2) With their established cost structures and scale, these companies benefited greatly as their customer bases increased.

        -- Intel, the world's dominant semiconductor maker, performed very well during the past six months. As the period went on, it became increasingly apparent that demand for personal computers, particularly notebook computers, was rising, along with business spending on technology. As a result, Intel's financial prospects and ability to predict future business improved, leading to better earnings expectations and valuations for the company.

        -- In Amazon's case, the leading online retailer has expanded into many new product areas. In addition to its core book and video business, Amazon also sells items on behalf of retail partners, such as Target and Circuit City. The company has demonstrated its ability to apply its retail model successfully to a variety of different product areas. This success helped propel Amazon's reported earnings and stock price during the period.

        -- Internet auction site eBay continued to expand beyond its core platform of matching buyers with sellers of many products. The company has added many new categories of both merchandise and customers. This strategy generated further earnings growth, although, toward the period's end, investors were beginning to question the company's ability to sustain this growth.

Q.     PLEASE HIGHLIGHT SIGNIFICANT WEIGHTINGS FROM THE PORTFOLIO.

A. As of the period's end, the fund had substantial positions in Intel and Amazon.com, which we discussed above. The fund also had large holdings in Cisco Systems and Wal-Mart.(2)

        -- We believe that Intel stands to benefit as more and more businesses and consumers look to upgrade their computer networks and communication systems to take advantage of the huge move toward mobile computing.

        -- Amazon has emerged as one of the few "dot-coms" to survive the Internet sector's collapse of several years ago. Amazon's financial results persisted in exceeding expectations, as we described above.

        -- Cisco is the dominant maker of switches and other networking equipment. In our view, Cisco is a very innovative company whose business prospects appear to have improved markedly this year.

(2)There is no guarantee that these stocks will continue to perform well or be held by the fund in the future.

            We believe the company's strong competitive position gives it an edge in an expanding economy, and we are enthusiastic about Cisco's potential for future growth.

        -- We believe that Wal-Mart, the dominant retailer, continued to prove--most recently seen in its push into selling consumer electronics--its ability to merchandise effectively and satisfy its customers while delivering very impressive returns and earnings to shareholders.

Q. NOW THAT YOU'VE PROVIDED AN OVERVIEW OF THE FUND, DO YOU HAVE ANY CLOSING THOUGHTS FOR SHAREHOLDERS?

A. We see a number of reasons to be optimistic about the potential for further economic growth. Monetary and fiscal stimulus--in the form of continued-low interest rates and recent tax cuts--continue to boost business and consumer spending. The geopolitical environment appears to have stabilized, and so has investor confidence. Finally, and most importantly, companies are seeing improvement in their businesses, driven by continued strength in consumer spending and increased business spending. Companies have reported more solid financial results, and are projecting growth opportunities with more accuracy and conviction than we have seen in some time. We remain encouraged by these recent trends.

ANNUAL HOUSEHOLDING NOTICE

       To reduce expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectus and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICIES AND PROCEDURES

       A description of the fund's policies and procedures with respect to the voting of proxies relating to the fund's portfolio securities is available without charge, upon request, by calling 1-800-847-2424. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

                         BY THE NUMBERS

YOUR FUND'S INVESTMENTS

September 30, 2003 (Unaudited)
THE FOLLOWING PAGES DETAIL YOUR FUND'S PORTFOLIO OF INVESTMENTS AT THE END OF THE REPORTING PERIOD.

                                                                           MARKET
DESCRIPTION                                                   SHARES       VALUE
COMMON STOCKS  97.2%
AIR FREIGHT & COURIERS  1.1%
FedEx Corp. ................................................   55,000   $  3,543,650
                                                                        ------------

AIRLINES  1.8%
Southwest Airlines Co. .....................................  320,000      5,664,000
                                                                        ------------

APPAREL & ACCESSORIES  2.0%
Coach, Inc. (a).............................................  115,000      6,279,000
                                                                        ------------

APPLICATION SOFTWARE  1.5%
Mercury Interactive Corp. (a)...............................  100,000      4,541,000
                                                                        ------------

BIOTECHNOLOGY  9.2%
Amgen, Inc. (a).............................................  145,000      9,362,650
Chiron Corp. (a)............................................   75,000      3,876,750
Genentech, Inc. (a).........................................   80,000      6,411,200
Gilead Sciences, Inc. (a)...................................  155,000      8,669,150
                                                                        ------------
                                                                          28,319,750
                                                                        ------------
BROADCASTING & CABLE TV  1.6%
EchoStar Communications Corp., Class A (a)..................  130,000      4,975,100
                                                                        ------------

COMMUNICATIONS EQUIPMENT  3.3%
Cisco Systems, Inc. (a).....................................  525,000     10,258,500
                                                                        ------------

COMPUTER & ELECTRONICS RETAIL  2.8%
Best Buy Co., Inc. (a)......................................  185,000      8,791,200
                                                                        ------------

COMPUTER HARDWARE  3.2%
Dell Computer Corp. (a).....................................  300,000     10,017,000
                                                                        ------------

COMPUTER STORAGE & PERIPHERALS  2.4%
EMC Corp. (a)...............................................  585,000      7,388,550
                                                                        ------------

CONSTRUCTION & FARM MACHINERY  1.7%
Caterpillar, Inc. ..........................................   75,000      5,163,000
                                                                        ------------

CONSUMER FINANCE  2.3%
American Express Co. .......................................  160,000      7,209,600
                                                                        ------------

 6                                             See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2003 (Unaudited)

                                                                           MARKET
DESCRIPTION                                                   SHARES       VALUE
DEPARTMENT STORES  1.6%
Federated Department Stores, Inc. ..........................  115,000   $  4,818,500
                                                                        ------------

DIVERSIFIED COMMERCIAL SERVICES  2.0%
Apollo Group, Inc., Class A (a).............................   95,000      6,272,850
                                                                        ------------

FOOTWEAR  2.3%
Nike, Inc., Class B.........................................  115,000      6,994,300
                                                                        ------------

HEALTH CARE EQUIPMENT  1.2%
Boston Scientific Corp. (a).................................   60,000      3,828,000
                                                                        ------------

HOME ENTERTAINMENT SOFTWARE  3.0%
Electronic Arts, Inc. (a)...................................  100,000      9,223,000
                                                                        ------------

HYPERMARKETS & SUPER CENTERS  3.3%
Wal-Mart Stores, Inc. ......................................  180,000     10,053,000
                                                                        ------------

INDUSTRIAL CONGLOMERATES  1.0%
3M Co. .....................................................   45,000      3,108,150
                                                                        ------------

INTERNET RETAIL  7.1%
Amazon.com, Inc. (a)........................................  275,000     13,299,000
eBay, Inc. (a)..............................................  110,000      5,886,100
InterActiveCorp (a).........................................   85,000      2,809,250
                                                                        ------------
                                                                          21,994,350
                                                                        ------------
INTERNET SOFTWARE & SERVICES  1.9%
Yahoo!, Inc. (a)............................................  170,000      6,014,600
                                                                        ------------

INVESTMENT BANKING & BROKERAGE  1.6%
Merrill Lynch & Co., Inc. ..................................   90,000      4,817,700
                                                                        ------------

MANAGED HEALTH CARE  1.1%
UnitedHealth Group, Inc. ...................................   65,000      3,270,800
                                                                        ------------

MOVIES & ENTERTAINMENT  1.5%
News Corp., LTD.--ADR (Australia)...........................  145,000      4,756,000
                                                                        ------------

OIL & GAS EQUIPMENT & SERVICES  1.1%
BJ Services Co. (a).........................................  100,000      3,417,000
                                                                        ------------

OIL & GAS EXPLORATION & PRODUCTION  1.2%
Burlington Resources, Inc. .................................   75,000      3,615,000
                                                                        ------------

See Notes to Financial Statements                                              7

YOUR FUND'S INVESTMENTS

September 30, 2003 (Unaudited)

                                                                           MARKET
DESCRIPTION                                                   SHARES       VALUE
OTHER DIVERSIFIED FINANCIAL SERVICES  2.1%
Citigroup, Inc. ............................................  145,000   $  6,598,950
                                                                        ------------

PHARMACEUTICALS  4.7%
Teva Pharmaceutical Industries, Ltd.--ADR (Israel)..........  115,000      6,572,250
Wyeth.......................................................  170,000      7,837,000
                                                                        ------------
                                                                          14,409,250
                                                                        ------------
PROPERTY & CASUALTY  1.6%
Chubb Corp. ................................................   75,000      4,866,000
                                                                        ------------

RESTAURANTS  1.3%
McDonald's Corp. ...........................................  170,000      4,001,800
                                                                        ------------

SEMICONDUCTOR EQUIPMENT  2.5%
KLA-Tencor Corp. (a)........................................  150,000      7,710,000
                                                                        ------------

SEMICONDUCTORS  7.2%
Altera Corp. (a)............................................  215,000      4,063,500
Intel Corp. ................................................  510,000     14,030,100
Linear Technology Corp. ....................................  120,000      4,297,200
                                                                        ------------
                                                                          22,390,800
                                                                        ------------
SPECIALTY STORES  2.8%
Bed Bath & Beyond, Inc. (a).................................  120,000      4,581,600
Staples, Inc. (a)...........................................  170,000      4,037,500
                                                                        ------------
                                                                           8,619,100
                                                                        ------------
SYSTEMS SOFTWARE  8.8%
Computer Associates International, Inc. ....................  235,000      6,135,850
Microsoft Corp. ............................................  205,000      5,696,950
Symantec Corp. (a)..........................................  110,000      6,932,200
VERITAS Software Corp. (a)..................................  270,000      8,478,000
                                                                        ------------
                                                                          27,243,000
                                                                        ------------
THRIFTS & MORTGAGE FINANCE  1.6%
Countrywide Financial Corp. ................................   65,000      5,088,200
                                                                        ------------

WIRELESS TELECOMMUNICATION SERVICES  1.8%
Nextel Communications, Inc., Class A (a)....................  280,000      5,513,200
                                                                        ------------

TOTAL LONG-TERM INVESTMENTS  97.2%
  (Cost $255,242,180)................................................    300,773,900

REPURCHASE AGREEMENT  0.4%
State Street Bank & Trust Co. ($1,215,000 par collateralized by U.S.
  Government obligations in a pooled cash account, dated 09/30/03, to
  be sold on 10/01/03 at $1,215,030) (Cost $1,215,000)...............      1,215,000
                                                                        ------------

 8                                             See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2003 (Unaudited)

                                                                           MARKET
DESCRIPTION                                                                VALUE
TOTAL INVESTMENTS  97.6%
(Cost $256,457,180)..................................................   $301,988,900
OTHER ASSETS IN EXCESS OF LIABILITIES  2.4%..........................      7,490,945
                                                                        ------------

NET ASSETS  100.0%...................................................   $309,479,845
                                                                        ============

(a) Non-income producing security as this stock currently does not declare dividends.

ADR--American Depositary Receipt

See Notes to Financial Statements                                              9

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
September 30, 2003 (Unaudited)

ASSETS:
Total Investments (Cost $256,457,180).......................  $  301,988,900
Receivables:
  Investments Sold..........................................      12,776,184
  Dividends.................................................          70,150
  Fund Shares Sold..........................................          50,579
  Interest..................................................              30
Other.......................................................          29,554
                                                              --------------
    Total Assets............................................     314,915,397
                                                              --------------
LIABILITIES:
Payables:
  Investments Purchased.....................................       3,731,560
  Fund Shares Repurchased...................................         518,563
  Distributor and Affiliates................................         475,628
  Investment Advisory Fee...................................         197,912
  Custodian Bank............................................         174,929
Accrued Expenses............................................         298,533
Trustees' Deferred Compensation and Retirement Plans........          38,427
                                                              --------------
    Total Liabilities.......................................       5,435,552
                                                              --------------
NET ASSETS..................................................  $  309,479,845
                                                              ==============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $1,073,348,143
Net Unrealized Appreciation.................................      45,531,720
Accumulated Net Investment Loss.............................      (3,070,832)
Accumulated Net Realized Loss...............................    (806,329,186)
                                                              --------------
NET ASSETS..................................................  $  309,479,845
                                                              ==============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $55,374,593 and 12,966,601 shares of
    beneficial interest issued and outstanding).............  $         4.27
    Maximum sales charge (5.75%* of offering price).........             .26
                                                              --------------
    Maximum offering price to public........................  $         4.53
                                                              ==============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $208,945,111 and 50,129,935 shares of
    beneficial interest issued and outstanding).............  $         4.17
                                                              ==============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $45,160,141 and 10,833,487 shares of
    beneficial interest issued and outstanding).............  $         4.17
                                                              ==============

*   On sales of $50,000 or more, the sales charge will be reduced.

 10                                            See Notes to Financial Statements

Statement of Operations
For the Six Months Ended September 30, 2003 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $5,380)......  $   578,482
Interest....................................................       38,692
                                                              -----------
    Total Income............................................      617,174
                                                              -----------
EXPENSES:
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $69,284, $1,046,787 and $229,288,
  respectively).............................................    1,345,359
Investment Advisory Fee.....................................    1,164,906
Shareholder Services........................................      928,405
Legal.......................................................       17,274
Custody.....................................................       16,834
Trustees' Fees and Related Expenses.........................        8,172
Other.......................................................      152,762
                                                              -----------
    Total Expenses..........................................    3,633,712
    Less Credits Earned on Cash Balances....................           89
                                                              -----------
    Net Expenses............................................    3,633,623
                                                              -----------
NET INVESTMENT LOSS.........................................  $(3,016,449)
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................  $22,936,073
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   17,951,924
  End of the Period.........................................   45,531,720
                                                              -----------
Net Unrealized Appreciation During the Period...............   27,579,796
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $50,515,869
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $47,499,420
                                                              ===========

See Notes to Financial Statements                                             11

Statements of Changes in Net Assets
(Unaudited)

                                                         SIX MONTHS ENDED       YEAR ENDED
                                                        SEPTEMBER 30, 2003    MARCH 31, 2003
                                                        ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Loss...................................     $ (3,016,449)      $  (6,105,736)
Net Realized Gain/Loss................................       22,936,073         (94,845,378)
Net Unrealized Appreciation/Depreciation During the
  Period..............................................       27,579,796         (24,803,752)
                                                           ------------       -------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES...       47,499,420        (125,754,866)
                                                           ------------       -------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold.............................        6,299,413          34,130,442
Cost of Shares Repurchased............................      (29,477,157)       (138,559,559)
                                                           ------------       -------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS....      (23,177,744)       (104,429,117)
                                                           ------------       -------------
TOTAL INCREASE/DECREASE IN NET ASSETS.................       24,321,676        (230,183,983)
NET ASSETS:
Beginning of the Period...............................      285,158,169         515,342,152
                                                           ------------       -------------
End of the Period (Including accumulated net
  investment loss of $3,070,832 and $54,383,
  respectively).......................................     $309,479,845       $ 285,158,169
                                                           ============       =============

 12                                            See Notes to Financial Statements

Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                       SIX MONTHS                               JUNE 26, 2000
                                          ENDED        YEAR ENDED MARCH 31,    (COMMENCEMENT OF
CLASS A SHARES                        SEPTEMBER 30,    --------------------     OPERATIONS) TO
                                          2003         2003 (b)      2002       MARCH 31, 2001
                                      ---------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.............................    $ 3.64        $  4.93     $  5.76         $ 10.00
                                         ------        -------     -------         -------
  Net Investment Loss................      (.02)          (.04)       (.04)           (.05)
  Net Realized and Unrealized
    Gain/Loss........................       .65          (1.25)       (.79)          (4.19)
                                         ------        -------     -------         -------
Total from Investment Operations.....       .63          (1.29)       (.83)          (4.24)
                                         ------        -------     -------         -------
NET ASSET VALUE, END OF THE PERIOD...    $ 4.27        $  3.64     $  4.93         $  5.76
                                         ======        =======     =======         =======

Total Return (a).....................    17.31%*       -26.17%     -14.41%         -42.70%*
Net Assets at End of the Period (In
  millions)..........................    $ 55.4        $  50.9     $  97.2         $ 157.3
Ratio of Expenses to Average Net
  Assets.............................     1.72%          1.66%       1.48%           1.42%
Ratio of Net Investment Loss to
  Average Net Assets.................    (1.32%)        (1.06%)      (.87%)          (.80%)
Portfolio Turnover...................      113%*          302%        346%            266%*

*   Non-Annualized

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Based on average shares outstanding.

See Notes to Financial Statements                                             13

Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                       SIX MONTHS                               JUNE 26, 2000
                                          ENDED        YEAR ENDED MARCH 31,    (COMMENCEMENT OF
CLASS B SHARES                        SEPTEMBER 30,    --------------------     OPERATIONS) TO
                                          2003         2003 (b)      2002       MARCH 31, 2001
                                      ---------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.............................    $ 3.57        $  4.86     $  5.73         $  10.00
                                         ------        -------     -------         --------
  Net Investment Loss................      (.05)          (.07)       (.10)            (.10)
  Net Realized and Unrealized
    Gain/Loss........................       .65          (1.22)       (.77)           (4.17)
                                         ------        -------     -------         --------
Total from Investment Operations.....       .60          (1.29)       (.87)           (4.27)
                                         ------        -------     -------         --------
NET ASSET VALUE, END OF THE PERIOD...    $ 4.17        $  3.57     $  4.86         $   5.73
                                         ======        =======     =======         ========

Total Return (a).....................    16.81%*       -26.54%     -15.18%          -42.70%*
Net Assets at End of the Period (In
  millions)..........................    $208.9        $ 191.6     $ 339.7         $  488.8
Ratio of Expenses to Average Net
  Assets.............................     2.47%          2.42%       2.23%            2.17%
Ratio of Net Investment Loss to
  Average Net Assets.................    (2.07%)        (1.82%)     (1.62%)          (1.55%)
Portfolio Turnover...................      113%*          302%        346%             266%*

*   Non-Annualized

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% a year and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Based on average shares outstanding.

 14                                            See Notes to Financial Statements

Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                       SIX MONTHS                               JUNE 26, 2000
                                          ENDED        YEAR ENDED MARCH 31,    (COMMENCEMENT OF
CLASS C SHARES                        SEPTEMBER 30,    --------------------     OPERATIONS) TO
                                          2003         2003 (b)      2002       MARCH 31, 2001
                                      ---------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.............................    $ 3.57        $  4.86     $  5.73         $ 10.00
                                         ------        -------     -------         -------
  Net Investment Loss................      (.05)          (.07)       (.10)           (.09)
  Net Realized and Unrealized
    Gain/Loss........................       .65          (1.22)       (.77)          (4.18)
                                         ------        -------     -------         -------
Total from Investment Operations.....       .60          (1.29)       (.87)          (4.27)
                                         ------        -------     -------         -------
NET ASSET VALUE, END OF THE PERIOD...    $ 4.17        $  3.57     $  4.86         $  5.73
                                         ======        =======     =======         =======

Total Return (a).....................    16.81%*       -26.54%     -15.18%         -42.70%*
Net Assets at End of the Period (In
  millions)..........................    $ 45.2        $  42.6     $  78.5         $ 125.6
Ratio of Expenses to Average Net
  Assets.............................     2.47%          2.42%       2.23%           2.17%
Ratio of Net Investment Loss to
  Average Net Assets.................    (2.07%)        (1.82%)     (1.62%)         (1.55%)
Portfolio Turnover...................      113%*          302%        346%            266%*

*   Non-Annualized

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Based on average shares outstanding.

See Notes to Financial Statements                                             15

NOTES TO
FINANCIAL STATEMENTS

September 30, 2003 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Select Growth Fund (the "Fund") is organized as a series of the Van Kampen Equity Trust, a Delaware business trust, and is registered as a non-diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek capital appreciation. The Fund commenced investment operations on June 26, 2000, with three classes of common shares: Class A, Class B, and Class C.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Unlisted securities and listed securities for which the last sales price is not available are valued at the mean of the bid and asked prices, or, if not available, their fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Investment Advisory Corp. (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSE Interest income is recorded on an accrual basis and dividend income is recorded on the ex-dividend date. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute

NOTES TO
FINANCIAL STATEMENTS

September 30, 2003 (Unaudited)

substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At March 31, 2003, the Fund had an accumulated capital loss carryforward for tax purposes of $811,354,860, which will expire between March 31, 2009 and March 31, 2011.

    At September 30, 2003, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $258,158,631
                                                              ------------
Gross tax unrealized appreciation...........................  $ 45,895,126
Gross tax unrealized depreciation...........................    (2,064,857)
                                                              ------------
Net tax unrealized appreciation on investments..............  $ 43,830,269
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

    Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the six months ended September 30, 2003, the Fund's custody fee was reduced by $89 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $500 million..........................................     .75%
Next $500 million...........................................     .70%
Over $1 billion.............................................     .65%

    For the six months ended September 30, 2003, the Fund recognized expenses of approximately $7,000 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Fund, of which a trustee of the Fund is an affiliated person.

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Fund. The Adviser allocates the cost of such services to each fund. For the six months ended September 30, 2003, the Fund recognized expenses of approximately $22,600 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund,

NOTES TO
FINANCIAL STATEMENTS

September 30, 2003 (Unaudited)

which are reported as part of "Other" and "Legal" expenses, respectively, in the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended September 30, 2003, the Fund recognized expenses of approximately $850,500 representing transfer agency fees paid to VKIS. All transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $22,388 are included in "Other" assets on the Statement of Assets and Liabilities at September 30, 2003. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease on the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended September 30, 2003, the Fund paid brokerage commissions to Morgan Stanley DW Inc., an affiliate of the Adviser, totaling $28,350.

3. CAPITAL TRANSACTIONS

At September 30, 2003, capital aggregated $210,322,689, and $695,581,864 and $167,443,590 for Classes A, B, and C, respectively. For the six months ended September 30, 2003, transactions were as follows:

                                                                SHARES         VALUE
Sales:
  Class A...................................................     608,827    $  2,518,481
  Class B...................................................     776,659       3,110,534
  Class C...................................................     167,625         670,398
                                                              ----------    ------------
Total Sales.................................................   1,553,111    $  6,299,413
                                                              ==========    ============
Repurchases:
  Class A...................................................  (1,623,923)   $ (6,684,480)
  Class B...................................................  (4,369,455)    (17,623,015)
  Class C...................................................  (1,290,106)     (5,169,662)
                                                              ----------    ------------
Total Repurchases...........................................  (7,283,484)   $(29,477,157)
                                                              ==========    ============

NOTES TO
FINANCIAL STATEMENTS

September 30, 2003 (Unaudited)

    At March 31, 2003, capital aggregated $214,488,688, $710,094,345, and
$171,942,854 for Classes A, B, and C, respectively. For the year ended March 31, 2003, transactions were as follows:

                                                                SHARES           VALUE
Sales:
  Class A...................................................    5,829,741    $  23,094,438
  Class B...................................................    2,121,704        8,414,776
  Class C...................................................      677,253        2,621,228
                                                              -----------    -------------
Total Sales.................................................    8,628,698    $  34,130,442
                                                              ===========    =============
Repurchases:
  Class A...................................................  (11,569,266)   $ (46,578,347)
  Class B...................................................  (18,261,069)     (72,602,371)
  Class C...................................................   (4,850,772)     (19,378,841)
                                                              -----------    -------------
Total Repurchases...........................................  (34,681,107)   $(138,559,559)
                                                              ===========    =============

    Class B Shares and any dividend reinvestment plan Class B Shares received thereon, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. For the six months ended September 30, 2003 and the year ended March 31, 2003, no Class B Shares converted to Class A Shares. Class C Shares do not possess a conversion feature. Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC for Class B and C Shares will be imposed on most redemptions made within five years of the purchase for Class B and one year of the purchase for Class C as detailed in the following schedule.

                                                                 CONTINGENT DEFERRED
                                                                     SALES CHARGE
                                                                   AS A PERCENTAGE
                                                                   OF DOLLAR AMOUNT
                                                                  SUBJECT TO CHARGE
                                                              --------------------------
YEAR OF REDEMPTION                                            CLASS B            CLASS C
First.......................................................   5.00%              1.00%
Second......................................................   4.00%               None
Third.......................................................   3.00%               None
Fourth......................................................   2.50%               None
Fifth.......................................................   1.50%               None
Sixth and Thereafter........................................    None               None

    For the six months ended September 30, 2003, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A shares of approximately $7,900 and CDSC on redeemed shares of approximately $361,400. Sales charges do not represent expenses of the Fund.

NOTES TO
FINANCIAL STATEMENTS

September 30, 2003 (Unaudited)

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $340,864,825 and $364,601,355, respectively.

5. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended and a service plan (collectively the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares and Class C shares; the provision of ongoing shareholder services with respect to such classes of shares; and maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to 0.25% of Class A average daily net assets and 1.00% each for Class B and Class C average daily net assets are accrued daily. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $26,687,300 and $553,700 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

    Included in the fees for the six months ended September 30, 2003, are payments retained by Van Kampen of approximately $818,200 and payments made to Morgan Stanley DW Inc., an affiliate of the Adviser, of approximately $315,000.

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES
VAN KAMPEN SELECT GROWTH FUND

BOARD OF TRUSTEES

DAVID C. ARCH
J. MILES BRANAGAN
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN INVESTMENT ADVISORY CORP.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

ERNST & YOUNG, LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

Van Kampen
Privacy Notice


The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you conduct with us, our affiliates, or third parties. We may also collect information you provide when using our Web site, and text files (also known as "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Investment Advisory Corp., Van Kampen Asset Management Inc., Van Kampen Advisors Inc., Van Kampen Management Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

                                                 Van Kampen Funds Inc.
                                                 1 Parkview Plaza, P.O. Box 5555
                                                 Oakbrook Terrace, IL 60181-5555
                                                 www.vankampen.com

                                     (VAN KAMPEN INVESTMENTS LOGO)

                                                 Copyright (C)2003 Van Kampen
                                                 Funds Inc. All rights reserved.
                                                 Member NASD/SIPC. 145, 345, 545
                                                 SG SAR 11/03 12234K03-AP-11/03

Item 1. Report to Shareholders

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Aggressive Growth Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of September 30, 2003.

       This material must be preceded or accompanied by a prospectus for the fund being offered.

       Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the fund will achieve its investment objective. The fund is subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and, therefore, the value of the fund shares may be less than what you paid for them. Accordingly, you can lose money investing in this fund. Please see the prospectus for more complete information on investment risks.

       NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Performance Summary

                             A SHARES              B SHARES              C SHARES              D SHARES
                          since 05/29/96        since 05/29/96        since 05/29/96        since 10/17/00
-------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL          W/O SALES   W/SALES   W/O SALES   W/SALES   W/O SALES   W/SALES   W/O SALES   W/SALES
TOTAL RETURNS            CHARGES    CHARGES    CHARGES    CHARGES    CHARGES    CHARGES    CHARGES    CHARGES

Since Inception           6.75%      5.88%      6.08%      6.08%      5.97%      5.97%     -26.25%    -26.25%

5-year                    5.56       4.31       4.77       4.54       4.79       4.79          --         --

1-year                   21.09      14.11      20.33      15.33      20.25      19.25       21.44      21.44

6-month                  24.92      17.75      24.52      19.52      24.43      23.43       25.11      25.11
-------------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, and fund shares, when redeemed, may be worth more or less than their original cost. The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and 1.00 percent for Class B and C shares. Figures shown above assume reinvestment of all dividends and capital gains.

Russell Midcap(R) Growth Index is generally representative of mid-capitalization growth stocks. Index is unmanaged and does not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2003

       Van Kampen Aggressive Growth Fund is managed by the adviser's Multi-Cap Growth team.(1) Current members include Gary Lewis, Managing Director; Dudley Brickhouse, Executive Director; Janet Luby, Executive Director; David Walker, Executive Director; Matthew Hart, Vice President; and Scott Miller, Associate. The following discussion reflects the team's views on the fund's performance.

Q. BEFORE YOU DISCUSS HOW THE FUND PERFORMED, PLEASE DESCRIBE THE OVERALL MARKET ENVIRONMENT.

A. It was a much more favorable environment for growth investing than we've seen in some time.

        -- On March 11, just a couple of weeks before the reporting period began, the stock market turned sharply positive. Investors, it seemed, were responding favorably to progress in the Iraqi war.

        -- As the period went on, economic data and corporate earnings were increasingly positive, giving a further boost to equity prices. A major tax cut--and especially cuts in dividends and long-term capital-gains taxes--also helped stocks.

        -- Technology, telecommunications and other economically sensitive stocks were among the biggest beneficiaries of the market shift. The Nasdaq Composite Index, home to many of these companies, gained 33 percent between March 31 and September 30, 2003.

Q.     HOW DID THE FUND PERFORM DURING THE REPORTING PERIOD?

A.     The fund underperformed its benchmark index.

        -- Van Kampen Aggressive Growth Fund returned 24.92 percent for the six months ended September 30, 2003. Performance figures are for Class A shares, and assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. If sales charges were included, performance would be lower. Past performance is no guarantee of future results.

        --  The fund's benchmark, the Russell Midcap(R) Growth Index, returned
            27.26 percent.

       See Performance Summary for additional information and index definitions.

(1)Team members may change at any time without notice.

Q.     WHAT FACTORS HINDERED PERFORMANCE?

A. Relative to the Russell Midcap(R) Growth Index, the fund's overweights in energy and financial stocks detracted from the fund's results, as did owning positions in poor-performing CheckFree and McData.

        -- Energy companies saw modestly positive performance during the past six months, but their gains were small compared to the overall performance of the Russell Midcap(R) Growth Index. These stocks were weighed down by falling energy prices following major combat in Iraq.

        -- Early in the period, we focused the fund's financial investments on banking and insurance companies because we believed these best met our investing discipline. As time went on and the economy continued to recover, these types of stocks lagged higher-growth financials--such as asset managers, brokerage houses and credit-card firms--which have tended to perform in line with the economy and the equity market.

        -- At the individual-stock level, CheckFree was the fund's largest detractor from performance. The company--which handles online banking transactions, such as Internet bill-paying--reported an unexpected decline in its profit margins and earnings, leading us to sell the fund's stake.

        -- McData, a maker of data-storage products, also reported weaker-than-expected earnings and a disappointing business environment. We sold the stock after learning of McData's poor financial results.

TOP 10 HOLDINGS AS OF 9/30/03               TOP 10 INDUSTRIES AS OF 9/30/03
Amazon.com                      2.1%        Biotechnology                   7.9%
Nextel Communications           2.0         Semiconductors                  6.6
Best Buy                        1.7         Communications Equipment        6.3
TEVA Pharmaceutical Industries  1.6         Pharmaceuticals                 5.5
Coach                           1.6         Internet Retail                 4.6
SanDisk                         1.4         Computer Storage & Peripherals  4.5
eBay                            1.3         Systems Software                3.6
Electronic Arts                 1.3         Health Care Equipment           3.3
KLA-Tencor                      1.3         Diversified Commercial Services 3.1
Golden West Financial           1.3         Semiconductor Equipment         2.8

Subject to change daily. All percentages are as a percentage of long-term investments. For informational purposes only and should not be deemed as a recommendation to buy securities mentioned or securities in the industries shown above. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Q.     WHAT HELPED PERFORMANCE DURING THE REPORTING PERIOD?

A. We select stocks for the fund on a bottom-up basis. Our individual company decisions led to an emphasis on technology and consumer-discretionary stocks within the overall portfolio. These overweighted positions, compared to the fund's benchmark index, benefited the fund's performance, as did owning positions in SanDisk and Amazon.com.(2)

        -- During bull markets, the fund traditionally has benefited most from its technology holdings. The past six months were no exception. Thanks to improving profits and expectations for even-better future earnings, the tech sector was among the stock market's best recent performers. We increased the fund's weighting as the period went on and technology fundamentals improved--a decision that helped fund performance.

        -- The fund's consumer-discretionary holdings also did well. Consumers benefited from continued low interest rates, which allowed them to refinance home mortgages and pay off debt. Against this backdrop, many consumer-oriented companies enjoyed stronger earnings.

        -- SanDisk makes flash memory products, used for data storage for digital cameras, personal computers and other electronic devices. SanDisk essentially invented this technology and continued to benefit from strong consumer demand.

        -- Amazon.com, the dominant online retailer, has emerged as one of the few Internet companies to survive--and thrive--after the dot-com bust. Amazon continued to exceed expectations during the period and benefit from its sales mix, including its own products as well as those of its retail partners. Successful international expansion also helped the stock, as did growth in high-speed Internet use, which has made shopping online convenient for more people.

Q.     PLEASE HIGHLIGHT SIGNIFICANT WEIGHTINGS FROM THE PORTFOLIO.

A. As of the period's end, the fund had substantial positions in SanDisk and Amazon.com, which we just discussed. The fund also had large holdings in Best Buy and Nextel Communications.(2)

        -- Best Buy, the nation's leading electronics retailer, has capitalized on the "digitalization" of the American consumer, satisfying the rising demand for digital cameras, digital televisions and flat-panel plasma televisions, to name just a few examples. Best Buy continued to capture market share from its top competitors, Circuit City and Radio Shack.

(2)There is no guarantee that these stocks will continue to perform well or be held by the fund in the future.

        -- Wireless-phone service provider Nextel has benefited from strong subscriber growth. The company's competitive advantage is its "push to talk" feature--essentially a mobile-phone-based "walkie-talkie." Although other wireless companies offer a similar feature, we believe that Nextel's technology has turned out to be more effective. We also believed that local-number portability, enabling wireless subscribers to change service providers but keep their phone number, would benefit Nextel disproportionately.

Q. NOW THAT YOU'VE PROVIDED AN OVERVIEW OF THE FUND, DO YOU HAVE ANY CLOSING THOUGHTS FOR SHAREHOLDERS?

A. The latest data suggests an increasingly favorable economy. One area that bears watching is business spending. For several years now, companies have held off making substantial investments in their future. In our opinion, this situation could change if companies become more confident about the economy. We do not know what the economy and stock market has in store for us, but we do note that our investment strategy has historically fared better during rising markets than falling markets. No matter what happens next, we urge our shareholders to own Aggressive Growth Fund as part of a diversified portfolio, which may provide balanced performance in all types of market conditions.

ANNUAL HOUSEHOLDING NOTICE

       To reduce expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectus and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICIES AND PROCEDURES

       A description of the fund's policies and procedures with respect to the voting of proxies relating to the fund's portfolio securities is available without charge, upon request, by calling 1-800-847-2424. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

                         BY THE NUMBERS

YOUR FUND'S INVESTMENTS

September 30, 2003 (Unaudited)
THE FOLLOWING PAGES DETAIL YOUR FUND'S PORTFOLIO OF INVESTMENTS AT THE END OF THE REPORTING PERIOD.

                                                                              MARKET
DESCRIPTION                                                    SHARES         VALUE
COMMON STOCKS  98.1%
ADVERTISING  0.9%
Univision Communications, Inc., Class A (a).................    400,000   $   12,772,000
                                                                          --------------

APPAREL & ACCESSORIES  1.5%
Coach, Inc. (a).............................................    400,000       21,840,000
                                                                          --------------
APPAREL RETAIL  1.8%
Aeropostale, Inc. (a).......................................    300,000        8,115,000
AnnTaylor Stores Corp. (a)..................................    300,000        9,642,000
Chico's FAS, Inc. (a).......................................    250,000        7,660,000
                                                                          --------------
                                                                              25,417,000
                                                                          --------------
APPLICATION SOFTWARE  0.8%
Mercury Interactive Corp. (a)...............................    250,000       11,352,500
                                                                          --------------
ASSET MANAGEMENT & CUSTODY BANKS  1.3%
Legg Mason, Inc. ...........................................    150,000       10,830,000
T. Rowe Price Group, Inc. ..................................    200,000        8,252,000
                                                                          --------------
                                                                              19,082,000
                                                                          --------------
AUTO PARTS & EQUIPMENT  1.3%
Advanced Auto Parts, Inc. (a)...............................    150,000       10,635,000
Magna International, Inc., Class A (Canada).................    100,000        7,215,000
                                                                          --------------
                                                                              17,850,000
                                                                          --------------
BIOTECHNOLOGY  7.7%
Celgene Corp. (a)...........................................    300,000       12,999,000
Chiron Corp. (a)............................................    200,000       10,338,000
Digene Corp. (a)............................................    250,000       10,215,000
Genentech, Inc. (a).........................................    200,000       16,028,000
Gen-Probe, Inc. (a).........................................    150,000        8,125,500
Genzyme Corp. (a)...........................................    200,000        9,250,000
Gilead Sciences, Inc. (a)...................................    300,000       16,779,000
Invitrogen Corp. (a)........................................    300,000       17,397,000
Martek Biosciences Corp. (a)................................    150,000        7,900,500
                                                                          --------------
                                                                             109,032,000
                                                                          --------------
BROADCASTING & CABLE TV  1.8%
Cox Communications, Inc. (a)................................    300,000        9,486,000
EchoStar Communications Corp., Class A (a)..................    400,000       15,308,000
                                                                          --------------
                                                                              24,794,000
                                                                          --------------

 6                                             See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2003 (Unaudited)

                                                                              MARKET
DESCRIPTION                                                    SHARES         VALUE
CASINOS & GAMING  2.5%
GTECH Holdings Corp. .......................................    300,000   $   12,855,000
International Game Technology...............................    500,000       14,075,000
Mandalay Resort Group.......................................    200,000        7,922,000
                                                                          --------------
                                                                              34,852,000
                                                                          --------------
COMMUNICATIONS EQUIPMENT  6.2%
CIENA Corp. (a).............................................  1,500,000        8,865,000
Corning, Inc. (a)...........................................  1,500,000       14,130,000
Foundry Networks, Inc. (a)..................................    600,000       12,906,000
Juniper Networks, Inc. (a)..................................  1,000,000       14,920,000
QLogic Corp. (a)............................................    200,000        9,402,000
Research in Motion Ltd. (Canada) (a)........................    300,000       11,460,000
Scientific-Atlanta, Inc. ...................................    300,000        9,345,000
Utstarcom, Inc. (a).........................................    200,000        6,362,000
                                                                          --------------
                                                                              87,390,000
                                                                          --------------
COMPUTER & ELECTRONICS RETAIL  1.7%
Best Buy Co., Inc. (a)......................................    500,000       23,760,000
                                                                          --------------

COMPUTER STORAGE & PERIPHERALS  4.4%
Avid Technology, Inc. (a)...................................    200,000       10,568,000
EMC Corp. (a)...............................................  1,000,000       12,630,000
Maxtor Corp. (a)............................................  1,000,000       12,170,000
Network Appliance, Inc. (a).................................    400,000        8,212,000
SanDisk Corp. (a)...........................................    300,000       19,122,000
                                                                          --------------
                                                                              62,702,000
                                                                          --------------
CONSTRUCTION & FARM MACHINERY  2.4%
Cummins Engine Co., Inc. ...................................    200,000        8,886,000
Deere & Co. ................................................    200,000       10,662,000
Paccar, Inc. ...............................................    200,000       14,938,000
                                                                          --------------
                                                                              34,486,000
                                                                          --------------
CONSUMER ELECTRONICS  0.7%
Harman International Industries, Inc. ......................    100,000        9,835,000
                                                                          --------------

CONSUMER FINANCE  1.8%
Capital One Financial Corp. ................................    250,000       14,260,000
SLM Corp. ..................................................    300,000       11,688,000
                                                                          --------------
                                                                              25,948,000
                                                                          --------------
DEPARTMENT STORES  0.5%
Nordstrom, Inc. ............................................    300,000        7,443,000
                                                                          --------------

DIVERSIFIED COMMERCIAL SERVICES  3.0%
Apollo Group, Inc., Class A (a).............................    200,000       13,206,000
Career Education Corp. (a)..................................    250,000       11,325,000

See Notes to Financial Statements                                              7

YOUR FUND'S INVESTMENTS

September 30, 2003 (Unaudited)

                                                                              MARKET
DESCRIPTION                                                    SHARES         VALUE
DIVERSIFIED COMMERCIAL SERVICES (CONTINUED)
Cendant Corp. (a)...........................................    500,000   $    9,345,000
Fair Issac Corp. ...........................................    150,000        8,844,000
                                                                          --------------
                                                                              42,720,000
                                                                          --------------
ELECTRONIC MANUFACTURING SERVICES  0.7%
Jabil Circuit, Inc. (a).....................................    400,000       10,420,000
                                                                          --------------

ENVIRONMENTAL SERVICES  0.5%
Stericycle, Inc. (a)........................................    150,000        7,075,500
                                                                          --------------

GENERAL MERCHANDISE STORES  1.1%
Dollar General Corp. .......................................    800,000       16,000,000
                                                                          --------------

HEALTH CARE DISTRIBUTORS  1.2%
Apria Healthcare Group, Inc. (a)............................    300,000        8,214,000
Henry Schein, Inc. (a)......................................    150,000        8,505,000
                                                                          --------------
                                                                              16,719,000
                                                                          --------------
HEALTH CARE EQUIPMENT  3.3%
Boston Scientific Corp. (a).................................    150,000        9,570,000
Cyberonics, Inc. (a)........................................    200,000        6,172,000
Guidant Corp. ..............................................    300,000       14,055,000
Zimmer Holdings, Inc. (a)...................................    300,000       16,530,000
                                                                          --------------
                                                                              46,327,000
                                                                          --------------
HEALTH CARE SERVICES  0.6%
AdvancePCS (a)..............................................    200,000        9,114,000
                                                                          --------------

HEALTH CARE SUPPLIES  0.7%
Fisher Scientific International, Inc. (a)...................    250,000        9,922,500
                                                                          --------------

HOME ENTERTAINMENT SOFTWARE  1.3%
Electronic Arts, Inc. (a)...................................    200,000       18,446,000
                                                                          --------------

HOME IMPROVEMENT RETAIL  0.7%
Home Depot, Inc. ...........................................    300,000        9,555,000
                                                                          --------------

HOMEBUILDING  0.7%
Hovnanian Enterprises, Inc., Class A (a)....................    150,000        9,655,500
                                                                          --------------

HOTELS  0.6%
Royal Caribbean Cruises Ltd. ...............................    300,000        8,433,000
                                                                          --------------

INDUSTRIAL MACHINERY  1.0%
Dover Corp. ................................................    400,000       14,148,000
                                                                          --------------

 8                                             See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2003 (Unaudited)

                                                                              MARKET
DESCRIPTION                                                    SHARES         VALUE
INTERNET RETAIL  4.5%
Amazon.com, Inc. (a)........................................    600,000   $   29,016,000
eBay, Inc. (a)..............................................    350,000       18,728,500
NetFlix, Inc. (a)...........................................    300,000       10,083,000
Priceline.com, Inc. (a).....................................    200,000        5,798,000
                                                                          --------------
                                                                              63,625,500
                                                                          --------------
INTERNET SOFTWARE & SERVICES  2.4%
Digital River, Inc. (a).....................................    300,000        8,205,000
Netease.com, Inc.--ADR (China) (a)..........................    200,000       11,164,000
Yahoo!, Inc. (a)............................................    400,000       14,152,000
                                                                          --------------
                                                                              33,521,000
                                                                          --------------
INVESTMENT BANKING & BROKERAGE  1.8%
Ameritrade Holding Corp. (a)................................  1,000,000       11,250,000
Lehman Brothers Holdings, Inc. .............................    200,000       13,816,000
                                                                          --------------
                                                                              25,066,000
                                                                          --------------
LEISURE PRODUCTS  1.7%
Brunswick Corp. ............................................    300,000        7,704,000
Hasbro, Inc. ...............................................    500,000        9,340,000
Leapfrog Enterprises, Inc. (a)..............................    200,000        7,600,000
                                                                          --------------
                                                                              24,644,000
                                                                          --------------
MANAGED HEALTH CARE  2.5%
Aetna, Inc. ................................................    250,000       15,257,500
Anthem, Inc. (a)............................................    100,000        7,133,000
Health Net, Inc. (a)........................................    400,000       12,668,000
                                                                          --------------
                                                                              35,058,500
                                                                          --------------
METAL & GLASS CONTAINERS  0.8%
Ball Corp. .................................................    200,000       10,800,000
                                                                          --------------

MOVIES & ENTERTAINMENT  0.8%
Fox Entertainment Group, Inc., Class A (a)..................    400,000       11,196,000
                                                                          --------------

OFFICE ELECTRONICS  0.5%
Zebra Technologies Corp., Class A (a).......................    150,000        7,735,500
                                                                          --------------

OIL & GAS DRILLING  1.4%
Nabors Industries Ltd. (Barbados) (a).......................    300,000       11,178,000
Patterson--UTI Energy, Inc. (a).............................    300,000        8,121,000
                                                                          --------------
                                                                              19,299,000
                                                                          --------------
OIL & GAS EQUIPMENT & SERVICES  2.0%
BJ Services Co. (a).........................................    400,000       13,668,000
Smith International, Inc. (a)...............................    400,000       14,392,000
                                                                          --------------
                                                                              28,060,000
                                                                          --------------

See Notes to Financial Statements                                              9

YOUR FUND'S INVESTMENTS

September 30, 2003 (Unaudited)

                                                                              MARKET
DESCRIPTION                                                    SHARES         VALUE
OIL & GAS EXPLORATION & PRODUCTION  1.3%
Cross Timbers Royalty Trust.................................          1   $           21
Newfield Exploration Co. (a)................................    200,000        7,714,000
XTO Energy, Inc. ...........................................    500,000       10,495,000
                                                                          --------------
                                                                              18,209,021
                                                                          --------------
PHARMACEUTICALS  5.4%
Allergan, Inc. .............................................    100,000        7,873,000
Endo Pharmaceuticals Holdings, Inc. (a).....................    300,000        6,135,000
Inamed Corp. (a)............................................    150,000       11,017,500
Sepracor, Inc. (a)..........................................    250,000        6,885,000
Taro Pharmaceuticals Industries, Ltd., Class A (Israel)
  (a).......................................................    150,000        8,454,000
Teva Pharmaceutical Industries, Ltd.--ADR (Israel)..........    400,000       22,860,000
Watson Pharmaceuticals, Inc. (a)............................    300,000       12,507,000
                                                                          --------------
                                                                              75,731,500
                                                                          --------------
PROPERTY & CASUALTY  0.6%
Fidelity National Financial, Inc. ..........................    300,000        9,018,000
                                                                          --------------

RESTAURANTS  0.6%
P.F. Chang's China Bistro, Inc. (a).........................    200,000        9,070,000
                                                                          --------------

SEMICONDUCTOR EQUIPMENT  2.7%
ASML Holding N.V. (Netherlands) (a).........................    700,000        9,191,000
KLA-Tencor Corp. (a)........................................    350,000       17,990,000
Lam Research Corp. (a)......................................    500,000       11,075,000
                                                                          --------------
                                                                              38,256,000
                                                                          --------------
SEMICONDUCTORS  6.5%
Altera Corp. (a)............................................    500,000        9,450,000
Broadcom Corp., Class A (a).................................    600,000       15,972,000
Cypress Semiconductor Corp. (a).............................    600,000       10,608,000
International Rectifier Corp. (a)...........................    200,000        7,488,000
Marvell Technology Group Ltd. (Bermuda) (a).................    400,000       15,100,000
Microchip Technology, Inc. .................................    500,000       11,970,000
Omnivision Technologies, Inc. (a)...........................    200,000        8,448,000
Taiwan Semiconductor Manufacturing Co., Ltd.--ADR (Taiwan-
  Republic of China) (a)....................................  1,200,000       12,996,000
                                                                          --------------
                                                                              92,032,000
                                                                          --------------
SPECIALTY STORES  1.7%
Bed Bath & Beyond, Inc. (a).................................    300,000       11,454,000
Staples, Inc. (a)...........................................    500,000       11,875,000
                                                                          --------------
                                                                              23,329,000
                                                                          --------------
SYSTEMS SOFTWARE  3.6%
Computer Associates International, Inc. ....................    600,000       15,666,000
Micromuse, Inc. (a).........................................    800,000        6,544,000

 10                                            See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2003 (Unaudited)

                                                                              MARKET
DESCRIPTION                                                    SHARES         VALUE
SYSTEMS SOFTWARE (CONTINUED)
Symantec Corp. (a)..........................................    200,000   $   12,604,000
VERITAS Software Corp. (a)..................................    500,000       15,700,000
                                                                          --------------
                                                                              50,514,000
                                                                          --------------
THRIFTS & MORTGAGE FINANCE  2.7%
Countrywide Financial Corp. ................................    100,000        7,828,000
Golden West Financial Corp. ................................    200,000       17,902,000
New York Community Bancorp, Inc. ...........................    400,000       12,604,000
                                                                          --------------
                                                                              38,334,000
                                                                          --------------
WIRELESS TELECOMMUNICATION SERVICES  1.9%
Nextel Communications, Inc., Class A (a)....................  1,400,000       27,566,000
                                                                          --------------

TOTAL LONG-TERM INVESTMENTS  98.1%
  (Cost $1,139,491,144)................................................    1,388,156,021

REPURCHASE AGREEMENT  3.7%
UBS Securities ($52,274,000 par collateralized by U.S. Government obligations in a pooled cash account, dated 09/30/03, to be sold on
  10/01/03 at $52,275,365)
  (Cost $52,274,000)...................................................       52,274,000
                                                                          --------------

TOTAL INVESTMENTS  101.8%
  (Cost $1,191,765,144)................................................    1,440,430,021
LIABILITIES IN EXCESS OF OTHER ASSETS  (1.8%)..........................      (25,794,809)
                                                                          --------------

NET ASSETS  100.0%.....................................................   $1,414,635,212
                                                                          ==============

(a) Non-income producing security as this stock currently does not declare dividends.

ADR--American Depositary Receipt

See Notes to Financial Statements                                             11

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
September 30, 2003 (Unaudited)

ASSETS:
Total Investments (Cost $1,191,765,144).....................  $ 1,440,430,021
Cash........................................................          237,328
Receivables:
  Investments Sold..........................................       13,759,594
  Fund Shares Sold..........................................        2,843,018
  Dividends.................................................          244,008
  Interest..................................................            1,365
Other.......................................................          129,695
                                                              ---------------
    Total Assets............................................    1,457,645,029
                                                              ---------------
LIABILITIES:
Payables:
  Investments Purchased.....................................       35,874,822
  Fund Shares Repurchased...................................        3,690,301
  Distributor and Affiliates................................        1,729,750
  Investment Advisory Fee...................................          845,964
Accrued Expenses............................................          728,446
Trustees' Deferred Compensation and Retirement Plans........          140,534
                                                              ---------------
    Total Liabilities.......................................       43,009,817
                                                              ---------------
NET ASSETS..................................................  $ 1,414,635,212
                                                              ===============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $ 2,547,080,592
Net Unrealized Appreciation.................................      248,664,877
Accumulated Net Investment Loss.............................       (9,787,571)
Accumulated Net Realized Loss...............................   (1,371,322,686)
                                                              ---------------
NET ASSETS..................................................  $ 1,414,635,212
                                                              ===============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $840,807,496 and 75,859,576 shares of
    beneficial interest issued and outstanding).............  $         11.08
    Maximum sales charge (5.75%* of offering price).........              .68
                                                              ---------------
    Maximum offering price to public........................  $         11.76
                                                              ===============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $428,952,084 and 41,420,986 shares of
    beneficial interest issued and outstanding).............  $         10.36
                                                              ===============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $82,543,022 and 7,946,554 shares of
    beneficial interest issued and outstanding).............  $         10.39
                                                              ===============
  Class D Shares:
    Net asset value and offering price per share (Based on
    net assets of $62,332,610 and 5,584,973 shares of
    beneficial interest issued and outstanding).............  $         11.16
                                                              ===============

*   On sales of $50,000 or more, the sales charge will be reduced.

 12                                            See Notes to Financial Statements

Statement of Operations
For the Six Months Ended September 30, 2003 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $50,441).....  $  1,925,301
Interest....................................................       260,052
                                                              ------------
    Total Income............................................     2,185,353
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................     4,705,262
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $981,931, $2,037,971 and $402,342,
  respectively).............................................     3,422,244
Shareholder Services........................................     3,178,239
Legal.......................................................        44,934
Custody.....................................................        46,809
Trustees' Fees and Related Expenses.........................        11,430
Other.......................................................       410,862
                                                              ------------
    Total Expenses..........................................    11,819,780
    Less Credits Earned on Cash Balances....................         5,671
                                                              ------------
    Net Expenses............................................    11,814,109
                                                              ------------
NET INVESTMENT LOSS.........................................  $ (9,628,756)
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................  $100,714,077
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    63,464,591
  End of the Period.........................................   248,664,877
                                                              ------------
Net Unrealized Appreciation During the Period...............   185,200,286
                                                              ------------
NET REALIZED AND UNREALIZED GAIN............................  $285,914,363
                                                              ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $276,285,607
                                                              ============

See Notes to Financial Statements                                             13

Statements of Changes in Net Assets
(Unaudited)

                                                        SIX MONTHS ENDED       YEAR ENDED
                                                       SEPTEMBER 30, 2003    MARCH 31, 2003
                                                       ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Loss..................................    $   (9,628,756)     $  (18,656,864)
Net Realized Gain/Loss...............................       100,714,077        (389,512,860)
Net Unrealized Appreciation/Depreciation During the
  Period.............................................       185,200,286         (53,721,200)
                                                         --------------      --------------

NET CHANGE IN NET ASSETS FROM INVESTMENT
  ACTIVITIES.........................................       276,285,607        (461,890,924)
                                                         --------------      --------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold............................       255,928,971         714,298,772
Cost of Shares Repurchased...........................      (208,179,954)       (685,961,910)
                                                         --------------      --------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS...        47,749,017          28,336,862
                                                         --------------      --------------
TOTAL INCREASE/DECREASE IN NET ASSETS................       324,034,624        (433,554,062)
NET ASSETS:
Beginning of the Period..............................     1,090,600,588       1,524,154,650
                                                         --------------      --------------
End of the Period (Including accumulated net
  investment loss of $9,787,571 and $158,815,
  respectively)......................................    $1,414,635,212      $1,090,600,588
                                                         ==============      ==============

 14                                            See Notes to Financial Statements

Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                             SIX MONTHS                                                 NINE MONTHS
                                ENDED                 YEAR ENDED MARCH 31,                 ENDED
CLASS A SHARES              SEPTEMBER 30,   -----------------------------------------    MARCH 31,
                              2003 (b)      2003 (b)   2002 (b)   2001 (b)   2000 (b)    1999 (b)
                            -----------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF THE PERIOD............    $ 8.87       $ 12.66    $ 15.77    $ 37.44    $  17.14     $13.68
                               ------       -------    -------    -------    --------     ------
  Net Investment Loss......      (.06)         (.12)      (.14)      (.21)       (.24)      (.13)
  Net Realized and
    Unrealized Gain/Loss...      2.27         (3.67)     (2.97)    (17.03)      22.41       4.45
                               ------       -------    -------    -------    --------     ------
Total from Investment
  Operations...............      2.21         (3.79)     (3.11)    (17.24)      22.17       4.32
Less Distributions from Net
  Realized Gain............       -0-           -0-        -0-**     4.43        1.87        .86
                               ------       -------    -------    -------    --------     ------
NET ASSET VALUE, END OF THE
  PERIOD...................    $11.08       $  8.87    $ 12.66    $ 15.77    $  37.44     $17.14
                               ======       =======    =======    =======    ========     ======

Total Return (a)...........    24.92%*      -29.94%    -19.70%    -49.31%     133.67%     33.72%*
Net Assets at End of the
  Period (In millions).....    $840.8       $ 630.6    $ 783.4    $ 778.1    $1,205.8     $242.6
Ratio of Expenses to
  Average Net Assets.......     1.50%         1.62%      1.43%      1.19%       1.25%      1.56%
Ratio of Net Investment
  Loss to Average Net
  Assets...................    (1.17%)       (1.26%)     (.98%)     (.75%)      (.86%)    (1.22%)
Portfolio Turnover.........       96%*         217%       320%       270%        139%       126%*

*   Non-Annualized

**  Amount is less than $.01.

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Based on average shares outstanding.

See Notes to Financial Statements                                             15

Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                               SIX MONTHS                                                 NINE MONTHS
                                  ENDED                 YEAR ENDED MARCH 31,                 ENDED
CLASS B SHARES                SEPTEMBER 30,   -----------------------------------------    MARCH 31,
                                2003 (b)      2003 (b)   2002 (b)   2001 (b)   2000 (b)    1999 (b)
                              -----------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD.................    $ 8.32       $ 11.97    $ 15.02    $ 36.24    $ 16.75      $13.46
                                 ------       -------    -------    -------    -------      ------
  Net Investment Loss........      (.10)         (.19)      (.23)      (.41)      (.43)       (.19)
  Net Realized and Unrealized
    Gain/Loss................      2.14         (3.46)     (2.82)    (16.38)     21.79        4.34
                                 ------       -------    -------    -------    -------      ------
Total from Investment
  Operations.................      2.04         (3.65)     (3.05)    (16.79)     21.36        4.15
Less Distributions from Net
  Realized Gain..............       -0-           -0-        -0-**     4.43       1.87         .86
                                 ------       -------    -------    -------    -------      ------
NET ASSET VALUE, END OF THE
  PERIOD.....................    $10.36       $  8.32    $ 11.97    $ 15.02    $ 36.24      $16.75
                                 ======       =======    =======    =======    =======      ======

Total Return (a).............    24.52%*      -30.49%    -20.28%    -49.72%    131.91%      32.99%*
Net Assets at End of the
  Period (In millions).......    $429.0       $ 341.5    $ 541.5    $ 642.5    $ 948.5      $231.8
Ratio of Expenses to Average
  Net Assets.................     2.26%         2.37%      2.19%      2.00%      2.00%       2.33%
Ratio of Net Investment Loss
  to Average Net Assets......    (1.93%)       (2.00%)    (1.74%)    (1.56%)    (1.61%)     (1.99%)
Portfolio Turnover...........       96%*         217%       320%       270%       139%        126%*

*   Non-Annualized

**  Amount is less than $.01.

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Based on average shares outstanding.

Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                              SIX MONTHS                                                 NINE MONTHS
                                 ENDED                  YEAR ENDED MARCH 31                 ENDED
CLASS C SHARES               SEPTEMBER 30,   -----------------------------------------    MARCH 31,
                               2003 (b)      2003 (b)   2002 (b)   2001 (b)   2000 (b)    1999 (b)
                             -----------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF THE PERIOD............     $ 8.35       $ 12.00    $ 15.07    $ 36.33    $ 16.76      $13.47
                                ------       -------    -------    -------    -------      ------
  Net Investment Loss......       (.10)         (.19)      (.23)      (.40)      (.45)       (.20)
  Net Realized and
    Unrealized Gain/Loss...       2.14         (3.46)     (2.84)    (16.43)     21.89        4.35
                                ------       -------    -------    -------    -------      ------
Total from Investment
  Operations...............       2.04         (3.65)     (3.07)    (16.83)     21.44        4.15
Less Distributions from Net
  Realized Gain............        -0-           -0-        -0-**     4.43       1.87         .86
                                ------       -------    -------    -------    -------      ------
NET ASSET VALUE, END OF THE
  PERIOD...................     $10.39       $  8.35    $ 12.00    $ 15.07    $ 36.33      $16.76
                                ======       =======    =======    =======    =======      ======

Total Return (a)...........     24.43%*      -30.42%    -20.35%    -49.71%    132.31%      32.96%*
Net Assets at End of the
  Period (In millions).....     $ 82.5       $  68.8    $ 125.0    $ 152.9    $ 202.7      $ 27.4
Ratio of Expenses to
  Average Net Assets.......      2.27%         2.37%      2.19%      2.00%      2.01%       2.33%
Ratio of Net Investment
  Loss to Average Net
  Assets...................     (1.94%)       (2.01%)    (1.74%)    (1.56%)    (1.62%)     (1.98%)
Portfolio Turnover.........        96%*         217%       320%       270%       139%        126%*

*   Non-Annualized

**  Amount is less than $.01.

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Based on average shares outstanding.

See Notes to Financial Statements                                             17

Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                       SIX MONTHS                               OCTOBER 17, 2000
                                          ENDED        YEAR ENDED MARCH 31,     (COMMENCEMENT OF
CLASS D SHARES                        SEPTEMBER 30,    --------------------      OPERATIONS) TO
                                        2003 (b)       2003 (b)    2002 (b)    MARCH 31, 2001 (b)
                                      -----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.............................    $ 8.92        $ 12.70     $ 15.78           $ 33.01
                                         ------        -------     -------           -------
  Net Investment Loss................      (.05)          (.10)       (.10)             (.05)
  Net Realized and Unrealized
    Gain/Loss........................      2.29          (3.68)      (2.98)           (12.75)
                                         ------        -------     -------           -------
Total from Investment Operations.....      2.24          (3.78)      (3.08)           (12.80)
Less Distributions from Net Realized
  Gain...............................       -0-            -0-         -0-*             4.43
                                         ------        -------     -------           -------
NET ASSET VALUE, END OF THE PERIOD...    $11.16        $  8.92     $ 12.70           $ 15.78
                                         ======        =======     =======           =======

Total Return (a).....................    25.11%**      -29.76%     -19.50%           -42.49%**
Net Assets at End of the Period (In
  millions)..........................    $ 62.3        $  49.6     $  74.4           $  89.1
Ratio of Expenses to Average Net
  Assets.............................     1.25%          1.36%       1.18%             1.08%
Ratio of Net Investment Loss to
  Average Net Assets.................     (.93%)        (1.00%)      (.73%)            (.49%)
Portfolio Turnover...................       96%**         217%        320%              270%

(a) Assumes reinvestment of all distributions for the period.

(b) Based on average shares outstanding.

*   Amount is less than $.01.

**  Non-Annualized

 18                                            See Notes to Financial Statements

NOTES TO
FINANCIAL STATEMENTS

September 30, 2003 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Aggressive Growth Fund (the "Fund") is organized as a separate diversified series of Van Kampen Equity Trust (the "Trust"), a Delaware business trust which is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek capital growth. The Fund commenced investment operations on May 29, 1996 with three classes of common shares, Class A, Class B and Class C. The distribution of the Fund's Class D Shares commenced on October 17, 2000.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed securities and unlisted securities for which the last sale price is not available are valued at the mean of the bid and asked prices. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Investment Advisory Corp. (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSE Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and transfer agency costs which are unique to each class of shares.

NOTES TO
FINANCIAL STATEMENTS

September 30, 2003 (Unaudited)

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At March 31, 2003, the Fund had an accumulated capital loss carryforward for tax purposes of $1,382,735,968, which will expire between March 31, 2010 and March 31, 2011.

    At September 30, 2003, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $1,196,893,365
                                                                ==============
Gross tax unrealized appreciation...........................    $  269,650,523
Gross tax unrealized depreciation...........................       (26,113,867)
                                                                --------------
Net tax unrealized appreciation on investments..............    $  243,536,656
                                                                ==============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends annually from net investment income and net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

    Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the six months ended September 30, 2003, the Fund's custody fee was reduced by $5,671 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................       .75%
Next $500 million...........................................       .70%
Over $1 billion.............................................       .65%

    For the six months ended September 30, 2003, the Fund recognized expenses of approximately $24,800 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Fund, of which a trustee of the Fund is an affiliated person.

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Fund. The Adviser allocates the cost of such services to

NOTES TO
FINANCIAL STATEMENTS

September 30, 2003 (Unaudited)

each fund. For the six months ended September 30, 2003, the Fund recognized expenses of approximately $61,900 representing Van Kampen's cost of providing accounting and legal services to the Fund, which are reported as part of "Other" and "Legal" expenses, respectively, in the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended September 30, 2003, the Fund recognized expenses of approximately $2,767,500 representing transfer agency fees paid to VKIS. The transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of approximately $89,000 are included in "Other" assets on the Statement of Assets and Liabilities at September 30, 2003. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended September 30, 2003, the Fund paid brokerage commissions to Morgan Stanley DW Inc., an affiliate of the Adviser, totaling $100,300.

NOTES TO
FINANCIAL STATEMENTS

September 30, 2003 (Unaudited)

3. CAPITAL TRANSACTIONS

At September 30, 2003, capital aggregated $1,322,881,139, $835,433,471,
$215,515,330 and $173,250,652 for Classes A, B, C and D, respectively. For the six months ended September 30, 2003, transactions were as follows:

                                                                SHARES           VALUE
Sales:
  Class A...................................................   18,451,590    $ 191,530,139
  Class B...................................................    4,735,775       46,294,570
  Class C...................................................      828,582        8,139,896
  Class D...................................................      933,941        9,964,366
                                                              -----------    -------------
Total Sales.................................................   24,949,888    $ 255,928,971
                                                              ===========    =============
Repurchases:
  Class A...................................................  (13,659,366)   $(144,333,992)
  Class B...................................................   (4,352,467)     (43,013,436)
  Class C...................................................   (1,121,627)     (11,138,570)
  Class D...................................................     (911,652)      (9,693,956)
                                                              -----------    -------------
Total Repurchases...........................................  (20,045,112)   $(208,179,954)
                                                              ===========    =============

    At March 31, 2003, capital aggregated $1,275,684,992, $832,152,337,
$218,514,004 and $172,980,242 for Classes A, B, C and D, respectively. For the year ended March 31, 2003, transactions were as follows:

                                                                SHARES           VALUE
Sales:
  Class A...................................................   61,127,085    $ 599,369,553
  Class B...................................................    8,820,504       83,344,824
  Class C...................................................    1,477,619       14,294,147
  Class D...................................................    1,705,411       17,290,248
                                                              -----------    -------------
Total Sales.................................................   73,130,619    $ 714,298,772
                                                              ===========    =============
Repurchases:
  Class A...................................................  (51,928,483)   $(508,253,751)
  Class B...................................................  (13,034,601)    (122,348,351)
  Class C...................................................   (3,650,379)     (34,814,580)
  Class D...................................................   (1,997,699)     (20,545,228)
                                                              -----------    -------------
Total Repurchases...........................................  (70,611,162)   $(685,961,910)
                                                              ===========    =============

    Class B Shares purchased on or after June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. Class B Shares purchased before June 1, 1996, and any dividend reinvestment plan Class B Shares received

NOTES TO
FINANCIAL STATEMENTS

September 30, 2003 (Unaudited)

on such shares, automatically convert to Class A Shares six years after the end of the calendar month in which the shares were purchased. For the six months ended September 30, 2003 and year ended March 31, 2003, 29,284 and 288,745 Class B Shares automatically converted to Class A Shares, respectively, and are shown in the above tables as sales of Class A Shares and repurchases of Class B Shares. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan Class C Shares received on such shares, automatically convert to Class A Shares ten years after the end of the calendar month in which the shares were purchased. Class C Shares purchased on or after January 1, 1997 do not possess a conversion feature. For the six months ended September 30, 2003 and year ended March 31, 2003, no Class C Shares converted to Class A Shares. Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC will be imposed on most redemptions made within five years of the purchase for Class B Shares and within one year of the purchase for Class C Shares as detailed in the following schedule.

                                                                 CONTINGENT DEFERRED
                                                                     SALES CHARGE
                                                                   AS A PERCENTAGE
                                                                   OF DOLLAR AMOUNT
                                                                  SUBJECT TO CHARGE
                                                              --------------------------
YEAR OF REDEMPTION                                            CLASS B            CLASS C
First.......................................................   5.00%              1.00%
Second......................................................   4.00%               None
Third.......................................................   3.00%               None
Fourth......................................................   2.50%               None
Fifth.......................................................   1.50%               None
Sixth and Thereafter........................................    None               None

    For the six months ended September 30, 2003, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $69,400 and CDSC on redeemed shares of Classes B and C of approximately $343,500. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $1,282,980,256 and $1,227,197,417, respectively.

5. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of

NOTES TO
FINANCIAL STATEMENTS

September 30, 2003 (Unaudited)

ongoing shareholder services with respect to such classes of shares; and the maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to .25% of Class A average daily net assets and 1.00% each of Class B and Class C average daily net assets are accrued daily. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $9,899,500 and $136,300 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

    Included in the fees for the six months ended September 30, 2003, are payments retained by Van Kampen of approximately $1,606,100 and payments made to Morgan Stanley DW Inc., an affiliate of the Adviser, of approximately $455,800.

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES
VAN KAMPEN AGGRESSIVE GROWTH FUND

BOARD OF TRUSTEES

DAVID C. ARCH
J. MILES BRANAGAN
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN INVESTMENT ADVISORY CORP.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, IL 60181-5555

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, IL 60181-5555

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

Van Kampen
Privacy Notice


The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you conduct with us, our affiliates, or third parties. We may also collect information you provide when using our Web site, and text files (also known as "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Investment Advisory Corp., Van Kampen Asset Management Inc., Van Kampen Advisors Inc., Van Kampen Management Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

                                                 Van Kampen Funds Inc.
                                                 1 Parkview Plaza, P.O. Box 5555
                                                 Oakbrook Terrace, IL 60181-5555
                                                 www.vankampen.com

                                     (VAN KAMPEN INVESTMENTS LOGO)

                                                 Copyright (C)2003 Van Kampen
                                                 Funds Inc. All rights reserved.
                                                 Member NASD/SIPC. 70, 170, 270
                                                 AGG SAR 11/03 12214K03-AP-11/03

Item 1. Report to Shareholders

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Small Cap Growth Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of September 30, 2003.

       This material must be preceded or accompanied by a prospectus for the fund being offered.

       Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the fund will achieve its investment objective. The fund is subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and, therefore, the value of the fund shares may be less than what you paid for them. Accordingly, you can lose money investing in this fund. Please see the prospectus for more complete information on investment risks.

       NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Performance Summary

                               A SHARES                B SHARES                C SHARES
                            since 11/27/00          since 11/27/00          since 11/27/00
---------------------------------------------------------------------------------------------
AVERAGE ANNUAL           W/O SALES    W/SALES    W/O SALES    W/SALES    W/O SALES    W/SALES
TOTAL RETURNS             CHARGES     CHARGES     CHARGES     CHARGES     CHARGES     CHARGES

Since Inception           -15.92%     -17.65%     -16.51%     -17.40%     -16.51%     -16.51%

1-year                     26.50       19.34       25.58       20.58       25.58       24.58

6-month                    29.18       21.71       28.82       23.82       28.82       27.82
---------------------------------------------------------------------------------------------

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, and fund shares, when redeemed, may be worth more or less than their original cost. The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and 1.00 percent for Class B and C shares. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the fund's return would have been lower. Figures shown above assume reinvestment of all dividends and capital gains.

The Russell 2000(R) Growth Index is generally representative of the U.S. market for small-capitalization stocks. It contains securities that growth managers typically select from the Russell 2000(R) Index. Index is unmanaged and does not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2003

       Van Kampen Small Cap Growth Fund is managed by the adviser's Multi-Cap Growth team.(1) Current members include Gary Lewis, Managing Director; Dudley Brickhouse, Executive Director; Janet Luby, Executive Director; David Walker, Executive Director; Matthew Hart, Vice President; and Scott Miller, Associate. The following discussion reflects the team's views on the fund's performance.

Q. BEFORE YOU DISCUSS HOW THE FUND PERFORMED, PLEASE DESCRIBE THE OVERALL MARKET ENVIRONMENT.

A. It was a much better environment for growth investing than we've seen in some time.

        -- On March 11, just a couple of weeks before the reporting period began, the stock market bottomed and turned sharply positive. Investors, it seemed, were responding favorably to progress in the Iraqi war.

        -- As the period went on, economic data and corporate earnings were increasingly promising, giving a further boost to equity prices. A major tax cut--and especially cuts in dividend and long-term capital-gains taxes--also helped stocks.

        -- Historically low interest rates also contributed to economic growth, as consumers, who refinanced mortgages at a record pace, found themselves with more spending money in their pockets.

        -- Small-capitalization stocks were the best performers in the growth-stock market, led especially by micro-caps, the smallest of the small. Investors were attracted to the greater growth potential of these stocks relative to larger-cap names.

Q.     HOW DID THE FUND PERFORM DURING THE REPORTING PERIOD?

A.     The fund underperformed its benchmark index.

        -- Van Kampen Small Cap Growth Fund returned 29.18 percent for the six months that ended September 30, 2003. Performance figures are for Class A shares, and assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. If sales charges were included, performance would be lower. Past performance is no guarantee of future results.

        --  The fund's benchmark, the Russell 2000(R) Growth Index, returned
            37.14 percent.

(1)Team members may change at any time without notice.

       See Performance Summary for additional information and index definitions.

Q.     WHAT FACTORS HINDERED PERFORMANCE?

A. Noven Pharmaceuticals, Covance and STERIS were among the fund's weakest relative performers. Additionally, the fund lost ground relative to the index because the stocks that we would generally avoid were those that propelled the Russell 2000(R) Growth Index during the six-month period.

        -- Noven Pharmaceuticals specializes in providing medicines to patients through skin patches. The company's stock fell after it became clear the Food and Drug Administration (FDA) would not quickly approve Noven's Ritalin patch. Because the oral form of Ritalin was already an approved product, this was a negative surprise. We subsequently eliminated the fund's holding in the company.

        -- Covance is a contract research organization (CRO) that carries out clinical studies for large drug companies. Covance and other CROs came under pressure during the period, as investors questioned whether the CROs could sustain their prices in a very competitive business environment. A disappointing earnings report also hurt the stock.

        -- FTI Consulting, which provides litigation-consulting services, was one of the fund's top-ten holdings earlier in the period. We ultimately questioned whether growth in FTI's bankruptcy-litigation business was sustainable in light of the improving U.S. economy, and we sold the position.

TOP 10 HOLDINGS AS OF 9/30/03               TOP 10 INDUSTRIES AS OF 9/30/03
iShares Russell 2000(R) Index               Internet Software & Services    9.0%
Fund                           3.1%         Diversified Commercial Services 7.3
AVID Technology                1.9          Application Software            6.0
Inamed                         1.7          Apparel Retail                  5.8
Select Comfort                 1.6          Pharmaceuticals                 4.6
Stericycle                     1.4          Computer Storage & Peripherals  4.3
Comtech Telecommunications     1.3          Semiconductors                  4.1
Engineered Support Systems     1.2          Health-Care Equipment           3.7
United Online                  1.2          Health-Care Supplies            3.4
Wright Medical Group           1.2          Communications Equipment        3.2
Amerigroup                     1.2

Subject to change daily. All percentages are as a percentage of long-term investments. For informational purposes only and should not be deemed as a recommendation to buy securities mentioned or securities in the industries shown above. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

        -- Prices of small-cap stocks received an additional boost as some large-and mid-cap investors sought exposure to the small-cap market. These investors believed the small-cap market was offering more promising growth opportunities. This recent spike in demand--caused by market-timing activity rather than strong underlying company fundamentals--drove small-caps higher across the board. In particular, very illiquid micro-cap stocks gained generously from this trend. However, we typically do not invest the fund in such thinly traded names; and we believe that a rising stock price alone does not merit investment in a stock. As a result, our long-term discipline precluded the fund from participating in a trend that benefited the performance of the Russell 2000(R) Growth Index during the six-month period.

Q.     WHAT HELPED PERFORMANCE DURING THE REPORTING PERIOD?

A. Some of the fund's best-performing stocks on a relative basis were Flagstar Bancorp, Select Comfort and United Online.(2)

        -- Flagstar Bancorp, a mortgage lender focused on the Upper Midwest, performed especially well early in the period. Flagstar benefited from the falling interest-rate environment, in which more customers were looking to refinance their home mortgages. The stock was no longer in the fund as of period's end.

        -- Select Comfort makes air mattresses and other sleep products. The company benefited from strong consumer demand, an impressive growth rate and its potential to expand into major new markets.

        -- United Online, which provides low-cost Internet access, was helped by the roll-out of its higher-speed dial-up connection, which is advertised as five times faster than regular dial-up. The new service generated additional revenue for United Online and improved its cash flow. By the end of the period, we had significantly reduced the fund's holdings in the company because of concerns about the sustainability of its earnings growth and better prices offered by its broadband competitors.

Q.     PLEASE HIGHLIGHT SIGNIFICANT WEIGHTINGS FROM THE PORTFOLIO.

A. At the end of the period, the fund owned significant positions in Avid Technology, Engineered Support Systems, SteriCycle and iShares Russell 2000(R) Growth Index Fund.(2)

        -- Avid Technology makes software for television stations to digitally remaster and edit content. As more digital television channels are mandated by the Federal Communications Commission, products such as Avid's are becoming a necessary upgrade. We were attracted

(2)There is no guarantee that these securities will continue to perform well or be held by the fund in the future.

            to the company's impressive earnings expansion and potential for future growth.

        -- Engineered Support Systems provides ground-support equipment, such as HVAC (heating, ventilating, and air conditioning) and water-delivery systems, to the U.S. military. We believe the company stands to benefit from ongoing U.S. operations in Iraq and Afghanistan, as well as in the many other countries where U.S. troops are based. We also note that any expansion of the U.S. force in Iraq would require additional ground-support gear.

        -- Stericycle helps health-care providers manage medical waste. The company has enjoyed strong growth from its work with hospitals and other large customers, as well as with smaller customers, such as dentists' offices. More complex disposal regulations have helped Stericycle benefit from health-care providers' need to eliminate waste effectively.

        -- The fund's largest holding at the close of the period, iShares Russell 2000 Growth Index Fund, is an exchange-traded fund (ETF). The iShares allowed the fund to gain exposure to the small-cap growth market without having to take on additional individual-stock risk. During the period, Small Cap Growth Fund had some fairly large cash inflows. We believed that a large cash position would have created a drag on the fund's performance in the period's rising market. Rather than put that cash to work in stocks that did not meet our criteria or stocks that had not yet been fully evaluated, the fund purchased the ETF shares as a short-term way to keep the fund more fully exposed to the market. Longer term, as prudent opportunities present themselves, we intend to redeploy the money held in iShares into stocks that meet our investment criteria.

Q. NOW THAT YOU'VE PROVIDED AN OVERVIEW OF THE FUND, DO YOU HAVE ANY CLOSING THOUGHTS FOR SHAREHOLDERS?

A. We see a number of reasons to be cautiously optimistic about the potential for further economic growth. Monetary and fiscal stimulus--in the form of continued-low interest rates and recent tax cuts--continue to boost business and consumer spending. We are seeing an increasing amount of positive data suggesting that the economic recovery may be for real and, we hope, lasting. The past few years have been difficult for the fund's shareholders, and we thank them for their patience. The fund's investment style historically has been ill-suited to a recessionary environment, which we have been in for some time. Furthermore, value stocks have outperformed growth stocks for the past several years, and we do not know when that trend will reverse itself. But no matter what stocks have in store for all of us, we urge you to work with your financial advisor to maintain a diversified portfolio of investments that can withstand all types of market conditions.

ANNUAL HOUSEHOLDING NOTICE

       To reduce expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectus and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICIES AND PROCEDURES

       A description of the fund's policies and procedures with respect to the voting of proxies relating to the fund's portfolio securities is available without charge, upon request, by calling 1-800-847-2424. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

                                               BY THE NUMBERS

YOUR FUND'S INVESTMENTS

September 30, 2003 (Unaudited)
THE FOLLOWING PAGES DETAIL YOUR FUND'S PORTFOLIO OF INVESTMENTS AT THE END OF THE REPORTING PERIOD.

                                                                          MARKET
DESCRIPTION                                                   SHARES       VALUE
COMMON STOCKS  93.5%
AEROSPACE & DEFENSE  1.2%
Engineered Support Systems, Inc. ...........................   17,500   $ 1,058,750
                                                                        -----------

AIRLINES  1.1%
Airtran Holdings, Inc. (a)..................................   55,000       921,250
                                                                        -----------

ALTERNATIVE CARRIERS  0.9%
PTEK Holdings, Inc. (a).....................................  100,000       815,000
                                                                        -----------

APPAREL & ACCESSORIES  0.5%
Quiksilver, Inc. (a)........................................   25,000       398,750
                                                                        -----------

APPAREL RETAIL  5.6%
Aeropostale, Inc. (a).......................................   25,000       676,250
AnnTaylor Stores Corp. (a)..................................   27,500       883,850
Chico's FAS, Inc. (a).......................................   15,000       459,600
JOS A Bank Clothiers, Inc. (a)..............................   15,000       659,550
Men's Wearhouse, Inc. (a)...................................   30,000       769,500
Pacific Sunwear of California, Inc. (a).....................   33,750       697,275
Urban Outfitters, Inc. (a)..................................   30,000       781,800
                                                                        -----------
                                                                          4,927,825
                                                                        -----------
APPLICATION SOFTWARE  5.8%
Ansys, Inc. (a).............................................   25,000       888,500
Evolving Systems, Inc. (a)..................................   50,000       587,500
Lexar Media, Inc. (a).......................................   40,000       681,600
Mantech International Corp., Class A (a)....................   35,000       870,800
Mentor Graphics Corp. (a)...................................   35,000       613,550
SS&C Technologies, Inc. ....................................   30,000       599,700
Verint Systems, Inc. (a)....................................   40,000       856,000
                                                                        -----------
                                                                          5,097,650
                                                                        -----------
BIOTECHNOLOGY  1.6%
Digene Corp. (a)............................................   15,000       612,900
Gen-Probe, Inc. (a).........................................    7,500       406,275
QLT, Inc. (Canada) (a)......................................   25,000       399,250
                                                                        -----------
                                                                          1,418,425
                                                                        -----------
BROADCASTING & CABLE TV  0.4%
Lodgenet Entertainment Corp. (a)............................   20,000       310,000
                                                                        -----------

See Notes to Financial Statements                                              7

YOUR FUND'S INVESTMENTS

September 30, 2003 (Unaudited)

                                                                          MARKET
DESCRIPTION                                                   SHARES       VALUE
CASINOS & GAMING  2.9%
Ameristar Casinos, Inc. (a).................................   35,000   $   876,400
GTECH Holdings Corp. (a)....................................   17,500       749,875
Kerzner International Ltd. (Bahamas)........................   25,000       889,500
                                                                        -----------
                                                                          2,515,775
                                                                        -----------
COMMUNICATIONS EQUIPMENT  3.1%
Inter-Tel, Inc. ............................................   35,000       859,250
Juniper Networks, Inc. (a)..................................   35,000       522,200
Plantronics, Inc. (a).......................................   35,000       835,450
Sierra Wireless, Inc. (Canada) (a)..........................   40,000       518,800
                                                                        -----------
                                                                          2,735,700
                                                                        -----------
COMPUTER STORAGE & PERIPHERALS  4.2%
Avid Technology, Inc. (a)...................................   30,000     1,585,200
Electronics for Imaging, Inc. (a)...........................   40,000       932,800
Storage Technology Corp. (a)................................   30,000       724,200
Synaptics, Inc. (a).........................................   40,000       430,400
                                                                        -----------
                                                                          3,672,600
                                                                        -----------
CONSTRUCTION & FARM MACHINERY  0.7%
Oshkosh Truck Corp. ........................................   15,000       594,150
                                                                        -----------

DATA PROCESSING & OUTSOURCING SERVICES  0.6%
Global Payments, Inc. ......................................   15,000       540,000
                                                                        -----------

DIVERSIFIED COMMERCIAL SERVICES  7.0%
Advisory Board Co. (a)......................................   17,500       795,375
Apollo Group, Inc. (a)......................................   15,000       998,700
Career Education Corp. (a)..................................   20,000       906,000
Charles River Associates, Inc. (a)..........................   30,000       855,900
Corporate Executive Board Co. (a)...........................   20,000       939,000
Education Management Corp. (a)..............................   10,000       576,700
Fair Issac Corp. ...........................................   10,000       589,600
ITT Educational Services, Inc. (a)..........................   10,000       479,200
                                                                        -----------
                                                                          6,140,475
                                                                        -----------
ELECTRONIC EQUIPMENT MANUFACTURERS  1.6%
Metrologic Instruments, Inc. (a)............................   25,000       899,750
Nam Tai Electronics, Inc. (Hong Kong).......................   20,000       542,600
                                                                        -----------
                                                                          1,442,350
                                                                        -----------
ELECTRONIC MANUFACTURING SERVICES  1.0%
Benchmark Electronics, Inc. (a).............................   20,000       845,400
                                                                        -----------

ENVIRONMENTAL SERVICES  1.3%
Stericycle, Inc. (a)........................................   25,000     1,179,250
                                                                        -----------

FOOD RETAIL  0.5%
7 Eleven, Inc. (a)..........................................   35,000       480,550
                                                                        -----------

 8                                             See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2003 (Unaudited)

                                                                          MARKET
DESCRIPTION                                                   SHARES       VALUE
FOOTWEAR  0.7%
K-Swiss, Inc., Class A......................................   17,500   $   629,825
                                                                        -----------

HEALTH CARE DISTRIBUTORS  1.2%
Henry Schein, Inc. (a)......................................    7,500       425,250
Odyssey Healthcare, Inc. (a)................................   20,000       596,400
                                                                        -----------
                                                                          1,021,650
                                                                        -----------
HEALTH CARE EQUIPMENT  3.5%
Advanced Medical Optics, Inc. (a)...........................   50,000       898,000
Cyberonics, Inc. (a)........................................   12,500       385,750
DJ Orthopedics, Inc. (a)....................................   30,000       418,500
Kyphon, Inc. (a)............................................   20,000       390,000
Wright Medical Group, Inc. (a)..............................   40,000     1,011,200
                                                                        -----------
                                                                          3,103,450
                                                                        -----------
HEALTH CARE FACILITIES  0.7%
Select Medical Corp. (a)....................................   20,000       576,000
                                                                        -----------

HEALTH CARE SERVICES  2.8%
DaVita, Inc. (a)............................................   20,000       637,150
Pediatrix Medical Group, Inc. (a)...........................   20,000       921,000
VistaCare, Inc., Class A (a)................................   30,000       939,000
                                                                        -----------
                                                                          2,497,150
                                                                        -----------
HEALTH CARE SUPPLIES  3.3%
Alaris Medical Systems, Inc. (a)............................   40,000       664,000
Fisher Scientific International, Inc. (a)...................   15,000       595,350
Mid Atlantic Medical Services, Inc. (a).....................   15,000       771,450
Sybron Dental Specialties, Inc. (a).........................   35,000       877,450
                                                                        -----------
                                                                          2,908,250
                                                                        -----------
HIGHWAYS & RAILTRACKS  0.9%
Pacer International, Inc. (a)...............................   40,000       797,200
                                                                        -----------

HOME FURNISHINGS  2.1%
Select Comfort Corp. (a)....................................   50,000     1,325,000
Tuesday Morning Corp. (a)...................................   20,000       556,600
                                                                        -----------
                                                                          1,881,600
                                                                        -----------
HOTELS  0.7%
Choice Hotels International, Inc. (a).......................   22,500       652,950
                                                                        -----------

HOUSEHOLD APPLIANCES  0.8%
Toro Co. ...................................................   15,000       675,000
                                                                        -----------

HOUSEHOLD PRODUCTS  0.9%
Helen of Troy Ltd (a).......................................   32,500       787,150
                                                                        -----------

See Notes to Financial Statements                                              9

YOUR FUND'S INVESTMENTS

September 30, 2003 (Unaudited)

                                                                          MARKET
DESCRIPTION                                                   SHARES       VALUE
INDUSTRIAL MACHINERY  0.9%
Graco, Inc. ................................................   20,000   $   751,000
                                                                        -----------

INTEGRATED TELECOMMUNICATION SERVICES  1.2%
Comtech Telecommunications (a)..............................   45,000     1,075,950
                                                                        -----------

INTERNET RETAIL  0.6%
NetFlix, Inc. (a)...........................................   15,000       504,150
                                                                        -----------

INTERNET SOFTWARE & SERVICES  8.7%
Cryptologic, Inc. (Canada)..................................   15,000       138,750
Digital Insight Corp. (a)...................................   50,000       995,000
Digital River, Inc. (a).....................................   20,000       547,000
j2 Global Communications, Inc. (a)..........................   25,000       945,750
Netease.com, Inc.--ADR (China) (a)..........................   17,500       976,850
Netegrity, Inc. (a).........................................   65,000       650,650
Open Text Corp. (Canada) (a)................................   15,000       511,950
Overture Services, Inc. (a).................................   25,000       662,250
SupportSoft, Inc. (a).......................................   50,000       559,500
United Online, Inc. (a).....................................   30,000     1,041,600
WebEx Communications, Inc. (a)..............................   30,000       569,700
                                                                        -----------
                                                                          7,599,000
                                                                        -----------
IT CONSULTING & OTHER SERVICES  2.3%
Anteon International Corp. (a)..............................   22,500       688,500
Cognizant Technology Solutions Corp., Class A (a)...........   17,500       638,225
Tyler Technologies, Inc. (a)................................  100,000       708,000
                                                                        -----------
                                                                          2,034,725
                                                                        -----------
LEISURE PRODUCTS  0.9%
Leapfrog Enterprises, Inc. (a)..............................   20,000       760,000
                                                                        -----------

LIFE & HEALTH INSURANCE  0.8%
Universal American Financial Corp. (a)......................   75,000       663,750
                                                                        -----------

MANAGED HEALTH CARE  1.1%
Amerigroup Corp. (a)........................................   22,500     1,004,175
                                                                        -----------

OFFICE ELECTRONICS  0.7%
Zebra Technologies Corp., Class A (a).......................   12,500       644,625
                                                                        -----------

OFFICE SERVICES & SUPPLIES  0.6%
United Stationers, Inc. (a).................................   15,000       565,200
                                                                        -----------

OIL & GAS EXPLORATION & PRODUCTION  2.3%
Cimarex Energy Co. (a)......................................   20,000       392,000
KCS Energy, Inc. (a)........................................   60,000       408,000

 10                                            See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2003 (Unaudited)

                                                                          MARKET
DESCRIPTION                                                   SHARES       VALUE
OIL & GAS EXPLORATION & PRODUCTION (CONTINUED)
Newfield Exploration Co. (a)................................   17,500   $   674,975
Patina Oil & Gas Corp. .....................................   15,000       543,600
                                                                        -----------
                                                                          2,018,575
                                                                        -----------
OIL & GAS REFINING & MARKETING  0.7%
Valero LP...................................................   15,000       655,500
                                                                        -----------

PHARMACEUTICALS  4.5%
Bradley Pharmaceuticals Inc., Class A (a)...................   35,000       953,750
Eon Labs, Inc. (a)..........................................   25,000       958,750
Inamed Corp. (a)............................................   20,000     1,469,000
Sepracor, Inc. (a)..........................................   20,000       550,800
                                                                        -----------
                                                                          3,932,300
                                                                        -----------
RESTAURANTS  0.6%
Red Robin Gourmet Burgers, Inc. (a).........................   20,000       509,200
                                                                        -----------

SEMICONDUCTOR EQUIPMENT  2.1%
ATMI, Inc. (a)..............................................   20,000       505,400
Cymer, Inc. (a).............................................   15,000       618,000
Integrated Circuit Systems, Inc. (a)........................   25,000       751,000
                                                                        -----------
                                                                          1,874,400
                                                                        -----------
SEMICONDUCTORS  4.0%
Cypress Semiconductor Corp. (a).............................   40,000       707,200
Globespan Virata, Inc. (a)..................................   80,000       577,600
Intersil Corp., Class A.....................................   15,000       357,000
Marvell Technology Group Ltd. (Bermuda) (a).................   20,000       755,000
Omnivision Technologies, Inc. (a)...........................   15,000       633,600
White Electronic Designs Corp. (a)..........................   45,000       483,750
                                                                        -----------
                                                                          3,514,150
                                                                        -----------
SPECIALTY STORES  1.1%
CSK Auto Corp. (a)..........................................   30,000       462,600
Guitar Center, Inc. (a).....................................   15,000       482,400
                                                                        -----------
                                                                            945,000
                                                                        -----------
SYSTEMS SOFTWARE  1.5%
Progress Software Corp. (a).................................   25,000       537,500
Stratasys, Inc. (a).........................................   17,500       745,850
                                                                        -----------
                                                                          1,283,350
                                                                        -----------
WATER UTILITIES  0.6%
Philadelphia Suburban Corp. ................................   20,000       481,600
                                                                        -----------

WIRELESS TELECOMMUNICATION SERVICES  0.7%
NII Holdings, Inc., Class B (a).............................   10,000       596,900
                                                                        -----------

See Notes to Financial Statements                                             11

YOUR FUND'S INVESTMENTS

September 30, 2003 (Unaudited)

                                                                          MARKET
DESCRIPTION                                                                VALUE
TOTAL COMMON STOCKS  93.5%...........................................   $82,037,675
                                                                        -----------

INVESTMENT COMPANY  3.0%
ishares Russell 2000 Index Fd........................................     2,629,500
                                                                        -----------

TOTAL LONG-TERM INVESTMENTS  96.5%
  (Cost $72,738,718).................................................    84,667,175

REPURCHASE AGREEMENT  3.5%
UBS Securities ($3,103,000 par collateralized by U.S. Government obligations in a pooled cash account, dated 09/30/03, to be sold on
  10/01/03 at $3,103,081) (Cost $3,103,000)..........................     3,103,000
                                                                        -----------

TOTAL INVESTMENTS  100.0%
  (Cost $75,841,718).................................................    87,770,175
LIABILITIES IN EXCESS OF OTHER ASSETS  0.0%..........................       (31,553)
                                                                        -----------

NET ASSETS  100.0%...................................................   $87,738,622
                                                                        ===========

(a) Non-income producing security as this stock currently does not declare dividends.

ADR--American Depositary Receipt

 12                                            See Notes to Financial Statements

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
September 30, 2003 (Unaudited)

ASSETS:
Total Investments (Cost $75,841,718)........................  $ 87,770,175
Receivables:
  Investments Sold..........................................     4,814,055
  Fund Shares Sold..........................................       442,081
  Dividends.................................................         2,450
  Interest..................................................            81
Other.......................................................        15,442
                                                              ------------
    Total Assets............................................    93,044,284
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................     4,914,841
  Fund Shares Repurchased...................................       115,332
  Distributor and Affiliates................................       102,200
  Investment Advisory Fee...................................        54,933
  Custodian Bank............................................        11,779
Accrued Expenses............................................        77,753
Trustees' Deferred Compensation and Retirement Plans........        28,824
                                                              ------------
    Total Liabilities.......................................     5,305,662
                                                              ------------
NET ASSETS..................................................  $ 87,738,622
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $139,795,052
Net Unrealized Appreciation.................................    11,928,457
Accumulated Net Investment Loss.............................      (649,883)
Accumulated Net Realized Loss...............................   (63,335,004)
                                                              ------------
NET ASSETS..................................................  $ 87,738,622
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $37,229,474 and 6,092,273 shares of
    beneficial interest issued and outstanding).............  $       6.11
    Maximum sales charge (5.75%* of offering price).........           .37
                                                              ------------
    Maximum offering price to public........................  $       6.48
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $34,967,909 and 5,838,538 shares of
    beneficial interest issued and outstanding).............  $       5.99
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $15,541,239 and 2,595,850 shares of
    beneficial interest issued and outstanding).............  $       5.99
                                                              ============

*   On sales of $100,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             13

Statement of Operations
For the Six Months Ended September 30, 2003 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $210)........  $    71,314
Interest....................................................       19,989
                                                              -----------
    Total Income............................................       91,303
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................      281,931
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $37,288, $137,939 and $65,192,
  respectively).............................................      240,419
Shareholder Services........................................      174,409
Custody.....................................................       10,929
Legal.......................................................        7,794
Trustees' Fees and Related Expenses.........................        7,226
Other.......................................................       81,469
                                                              -----------
    Total Expenses..........................................      804,177
    Investment Advisory Fee Reduction.......................       87,731
    Less Credits Earned on Cash Balances....................          234
                                                              -----------
    Net Expenses............................................      716,212
                                                              -----------
NET INVESTMENT LOSS.........................................  $  (624,909)
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................  $ 8,427,976
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    3,410,813
  End of the Period.........................................   11,928,457
                                                              -----------
Net Unrealized Appreciation During the Period...............    8,517,644
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $16,945,620
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $16,320,711
                                                              ===========

 14                                            See Notes to Financial Statements

Statements of Changes in Net Assets
(Unaudited)

                                                         SIX MONTHS ENDED       YEAR ENDED
                                                        SEPTEMBER 30, 2003    MARCH 31, 2003
                                                        ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Loss...................................     $   (624,909)      $  (1,128,220)
Net Realized Gain/Loss................................        8,427,976         (14,566,018)
Net Unrealized Appreciation/Depreciation During the
  Period..............................................        8,517,644          (7,115,010)
                                                           ------------       -------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES...       16,320,711         (22,809,248)
                                                           ------------       -------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold.............................       29,940,445         121,921,544
Cost of Shares Repurchased............................      (14,685,567)       (133,472,449)
                                                           ------------       -------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS....       15,254,878         (11,550,905)
                                                           ------------       -------------
TOTAL INCREASE/DECREASE IN NET ASSETS.................       31,575,589         (34,360,153)
NET ASSETS:
Beginning of the Period...............................       56,163,033          90,523,186
                                                           ------------       -------------
End of the Period (Including accumulated net
  investment loss of $649,883 and $24,974,
  respectively).......................................     $ 87,738,622       $  56,163,033
                                                           ============       =============

See Notes to Financial Statements                                             15

Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                       SIX MONTHS                               NOVEMBER 27, 2000
                                         ENDED         YEAR ENDED MARCH 31,       (COMMENCEMENT
CLASS A SHARES                        SEPTEMBER 30,    ---------------------    OF OPERATIONS) TO
                                        2003 (a)       2003 (a)       2002       MARCH 31, 2001
                                      -----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.............................    $ 4.73         $  6.32     $  7.40          $ 10.00
                                         ------         -------     -------          -------
  Net Investment Loss................      (.04)           (.06)       (.09)            (.04)
  Net Realized and Unrealized
    Gain/Loss........................      1.42           (1.53)       (.99)           (2.56)
                                         ------         -------     -------          -------
Total from Investment Operations.....      1.38           (1.59)      (1.08)           (2.60)
                                         ------         -------     -------          -------
NET ASSET VALUE, END OF THE PERIOD...    $ 6.11         $  4.73     $  6.32          $  7.40
                                         ======         =======     =======          =======

Total Return* (b)....................    29.18%**       -25.16%     -14.59%          -26.00%**
Net Assets at End of the Period (In
  millions)..........................    $ 37.2         $  23.7     $  41.4          $  43.0
Ratio of Expenses to Average Net
  Assets* (c)........................     1.60%           1.60%       1.60%            1.66%
Ratio of Net Investment Loss to
  Average Net Assets*................    (1.34%)         (1.20%)     (1.31%)          (1.06%)
Portfolio Turnover...................      142%**          232%        358%             132%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total returns would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net
  Assets (c).........................     1.84%           1.79%       1.72%            1.96%
Ratio of Net Investment Loss to
  Average Net Assets.................    (1.58%)         (1.39%)     (1.43%)          (1.36%)

**  Non-Annualized

(a) Based on average month-end shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .06% for the period ended March 31, 2001.

 16                                            See Notes to Financial Statements

Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                       SIX MONTHS                               NOVEMBER 27, 2000
                                          ENDED        YEAR ENDED MARCH 31,       (COMMENCEMENT
CLASS B SHARES                        SEPTEMBER 30,    ---------------------    OF OPERATIONS) TO
                                        2003 (a)       2003 (a)       2002       MARCH 31, 2001
                                      -----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.............................    $ 4.65         $  6.26     $  7.38          $ 10.00
                                         ------         -------     -------          -------
  Net Investment Loss................      (.06)           (.10)       (.12)            (.04)
  Net Realized and Unrealized
    Gain/Loss........................      1.40           (1.51)      (1.00)           (2.58)
                                         ------         -------     -------          -------
Total from Investment Operations.....      1.34           (1.61)      (1.12)           (2.62)
                                         ------         -------     -------          -------
NET ASSET VALUE, END OF THE PERIOD...    $ 5.99         $  4.65     $  6.26          $  7.38
                                         ======         =======     =======          =======

Total Return* (b)....................    28.82%**       -25.60%     -15.31%          -26.20%**
Net Assets at End of the Period (In
  millions)..........................    $ 35.0         $  21.8     $  31.8          $  28.3
Ratio of Expenses to Average Net
  Assets* (c)........................     2.35%           2.35%       2.35%            2.41%
Ratio of Net Investment Loss to
  Average Net Assets*................    (2.09%)         (1.95%)     (2.06%)          (1.85%)
Portfolio Turnover...................      142%**          232%        358%             132%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total returns would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net
  Assets (c).........................     2.59%           2.54%       2.47%            2.71%
Ratio of Net Investment Loss to
  Average Net Assets.................    (2.33%)         (2.14%)     (2.18%)          (2.15%)

**  Non-Annualized

(a) Based on average month-end shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .06% for the period ended March 31, 2001.

See Notes to Financial Statements                                             17

Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                       SIX MONTHS                               NOVEMBER 27, 2000
                                          ENDED        YEAR ENDED MARCH 31,       (COMMENCEMENT
CLASS C SHARES                        SEPTEMBER 30,    ---------------------    OF OPERATIONS) TO
                                        2003 (a)       2003 (a)       2002       MARCH 31, 2001
                                      -----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.............................    $ 4.65         $  6.25     $  7.38          $ 10.00
                                         ------         -------     -------          -------
  Net Investment Loss................      (.06)           (.10)       (.13)            (.04)
  Net Realized and Unrealized
    Gain/Loss........................      1.40           (1.50)      (1.00)           (2.58)
                                         ------         -------     -------          -------
Total from Investment Operations.....      1.34           (1.60)      (1.13)           (2.62)
                                         ------         -------     -------          -------
NET ASSET VALUE, END OF THE PERIOD...    $ 5.99         $  4.65     $  6.25          $  7.38
                                         ======         =======     =======          =======

Total Return* (b)....................    28.82%**       -25.60%     -15.31%          -26.20%**
Net Assets at End of the Period (In
  millions)..........................    $ 15.5         $  10.7     $  17.3          $  17.8
Ratio of Expenses to Average Net
  Assets* (c)........................     2.35%           2.35%       2.35%            2.41%
Ratio of Net Investment Loss to
  Average Net Assets*................    (2.09%)         (1.95%)     (2.06%)          (1.85%)
Portfolio Turnover...................      142%**          232%        358%             132%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total returns would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net
  Assets (c).........................     2.59%           2.54%       2.47%            2.71%
Ratio of Net Investment Loss to
  Average Net Assets.................    (2.33%)         (2.14%)     (2.18%)          (2.15%)

**  Non-Annualized

(a) Based on average month-end shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .06% for the period ended March 31, 2001.

 18                                            See Notes to Financial Statements

NOTES TO
FINANCIAL STATEMENTS

September 30, 2003 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Small Cap Growth Fund (the "Fund") is organized as a Delaware business trust, and is registered as a diversified open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek capital appreciation. The Fund invests primarily in common stocks and other equity securities of small companies that the Fund's investment adviser believes have above-average potential for capital appreciation. The Fund commenced investment operations on November 27, 2000, with three classes of common shares: Class A, Class B, and Class C.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their sales price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the bid and asked prices. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Investment Advisory Corp. (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSE Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and transfer agency costs which are unique to each class of shares.

NOTES TO
FINANCIAL STATEMENTS

September 30, 2003 (Unaudited)

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the Federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At March 31, 2003, the Fund had an accumulated capital loss carryforward for tax purposes of $68,158,530, which will expire between March 31, 2010 and March 31, 2011.

    At September 30, 2003, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $76,019,457
                                                              ===========
Gross tax unrealized appreciation...........................  $13,001,841
Gross tax unrealized depreciation...........................   (1,251,123)
                                                              -----------
Net tax unrealized appreciation on investments..............  $11,750,718
                                                              ===========

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends annually from net investment income and net realized gains, if any. Distribution from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

    Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the six months ended September 30, 2003, the Fund's custody fee was reduced by $234 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $500 million..........................................     .80%
Next $500 million...........................................     .75%
Over $1 billion.............................................     .70%

    For the six months ended September 30, 2003, the Adviser voluntarily waived $87,731 of its investment advisory fees. This waiver is voluntary in nature and can be discontinued at the Adviser's discretion.

    For the six months ended September 30, 2003, the Fund recognized expenses of approximately $1,100 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Fund, of which a trustee of the Fund is an affiliated person.

NOTES TO
FINANCIAL STATEMENTS

September 30, 2003 (Unaudited)

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Fund. The Adviser allocates the cost of such services to each fund. For the six months ended September 30, 2003, the Fund recognized expenses of approximately $14,600 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund which are reported as part of "Other" and "Legal" expenses, respectively, in the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended September 30, 2003, the Fund recognized expenses of approximately $141,000 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and, to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $13,524 are included in "Other" assets on the Statements of Assets and Liabilities at September 30, 2003. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended September 30, 2003, the Fund paid brokerage commissions to Morgan Stanely DW Inc. (Morgan Stanley), an affiliate of Van Kampen, totaling $3,347.

NOTES TO
FINANCIAL STATEMENTS

September 30, 2003 (Unaudited)

3. CAPITAL TRANSACTIONS

At September 30, 2003, capital aggregated $63,139,788, $51,143,029 and $25,512,235 for Classes A, B, and C, respectively. For the six months ended September 30, 2003, transactions were as follows:

                                                                SHARES         VALUE
Sales:
  Class A...................................................   3,088,853    $ 18,061,979
  Class B...................................................   1,488,016       8,681,020
  Class C...................................................     549,114       3,197,446
                                                              ----------    ------------
Total Sales.................................................   5,125,983    $ 29,940,445
                                                              ==========    ============
Repurchases:
  Class A...................................................  (2,006,353)   $(11,493,147)
  Class B...................................................    (332,362)     (1,809,450)
  Class C...................................................    (253,449)     (1,382,970)
                                                              ----------    ------------
Total Repurchases...........................................  (2,592,164)   $(14,685,567)
                                                              ==========    ============

    At March 31, 2003, capital aggregated $56,570,956, $44,271,459 and
$23,697,759 for Classes A, B and C, respectively. For the year ended March 31, 2003, transactions were as follows:

                                                                SHARES           VALUE
Sales:
  Class A...................................................   21,707,869    $ 112,488,220
  Class B...................................................    1,169,321        6,246,659
  Class C...................................................      611,349        3,186,665
                                                              -----------    -------------
Total Sales.................................................   23,488,539    $ 121,921,544
                                                              ===========    =============
Repurchases:
  Class A...................................................  (23,258,043)   $(120,020,985)
  Class B...................................................   (1,566,797)      (7,936,148)
  Class C...................................................   (1,077,766)      (5,515,316)
                                                              -----------    -------------
Total Repurchases...........................................  (25,902,606)   $(133,472,449)
                                                              ===========    =============

    Class B Shares and any dividend reinvestment plan Class B Shares received thereon, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. For the six months ended September 30, 2003 and the year ended March 31, 2003, no Class B Shares converted to Class A Shares. Class C Shares do not possess a conversion feature. Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC for Class B

NOTES TO
FINANCIAL STATEMENTS

September 30, 2003 (Unaudited)

and C Shares will be imposed on most redemptions made within five years of the purchase for Class B and one year of the purchase for Class C as detailed in the following schedule.

                                                                 CONTINGENT DEFERRED
                                                                     SALES CHARGE
                                                                   AS A PERCENTAGE
                                                                   OF DOLLAR AMOUNT
                                                                  SUBJECT TO CHARGE
                                                              --------------------------
YEAR OF REDEMPTION                                            CLASS B            CLASS C
First.......................................................   5.00%              1.00%
Second......................................................   4.00%               None
Third.......................................................   3.00%               None
Fourth......................................................   2.50%               None
Fifth.......................................................   1.50%               None
Sixth and Thereafter........................................    None               None

    For the six months ended September 30, 2003, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A shares of approximately $12,900 and CDSC on redeemed shares of approximately $35,000. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $109,888,453 and $96,410,026, respectively.

5. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and the maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to .25% of Class A average daily net assets and 1.00% each of Class B and Class C average daily net assets are accrued daily. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $1,086,746 and $33,160 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

    Included in these fees for the six months ended September 30, 2003, are payments retained by Van Kampen of approximately $112,300 and payments made to Morgan Stanley, an affiliate of the Adviser, of approximately $7,700.

           VAN KAMPEN INVESTMENTS

THE VAN KAMPEN
FAMILY OF FUNDS

Global/International

   Emerging Markets
   Emerging Markets Income
   European Value Equity
   Global Equity Allocation
   Global Franchise
   Global Value Equity
   International Advantage
   International Magnum

Growth

   Aggressive Growth
   American Value
   Emerging Growth
   Enterprise
   Equity Growth
   Focus Equity
   Growth
   Mid Cap Growth
   Pace
   Select Growth
   Small Cap Growth
   Small Cap Value
   Technology

Growth and Income

   Comstock
   Equity and Income
   Growth and Income
   Harbor
   Real Estate Securities
   Utility
   Value
   Value Opportunities

Income

   Corporate Bond
   Government Securities
   High Income Corporate Bond
   High Yield
   Limited Maturity Government
   U.S. Government

Tax Free

   California Insured Tax Free
   High Yield Municipal*
   Insured Tax Free Income
   Intermediate Term Municipal Income
   Municipal Income
   New York Tax Free Income
   Pennsylvania Tax Free Income
   Strategic Municipal Income

Capital Preservation

   Reserve
   Tax Free Money

Senior Loan

   Senior Loan Fund

For more complete information, including risk considerations, fees, sales charges and ongoing expenses, please contact your financial advisor for a prospectus. Please read it carefully before you invest or send money.

To view a current Van Kampen fund prospectus or to receive additional fund information, choose from one of the following:

- Visit our Web site at
  VANKAMPEN.COM.
  To view a prospectus
  select Literature,
  Download Fund Info.                                         (COMPUTER ICON)

- Call us at (800) 847-2424
  Telecommunications Device
  for the Deaf (TDD) users,
  call (800) 421-2833.                                           (PHONE ICON)

- E-mail us by visiting
  VANKAMPEN.COM and
  selecting Contact Us.
                                                            (MAIL ICON)

* Open to new investors for a limited time

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES
VAN KAMPEN SMALL CAP GROWTH FUND

BOARD OF TRUSTEES

DAVID C. ARCH
J. MILES BRANAGAN
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN INVESTMENT ADVISORY CORP.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, IL 60181-5555

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, IL 60181-5555

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

Van Kampen
Privacy Notice


The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you conduct with us, our affiliates, or third parties. We may also collect information you provide when using our Web site, and text files (also known as "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Investment Advisory Corp., Van Kampen Asset Management Inc., Van Kampen Advisors Inc., Van Kampen Management Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

                                                 Van Kampen Funds Inc.
                                                 1 Parkview Plaza, P.O. Box 5555
                                                 Oakbrook Terrace, IL 60181-5555
                                                 www.vankampen.com

                                     (VAN KAMPEN INVESTMENTS LOGO)

                                                 Copyright (C)2003 Van Kampen
                                                 Funds Inc. All rights reserved.
                                                 Member NASD/SIPC. 147, 247, 347
                                                 SCG SAR 11/03 12236K03-AP-11/03

Item 1. Report to Shareholders

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Value Opportunities Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of September 30, 2003.

       This material must be preceded or accompanied by a prospectus for the fund being offered.

       Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the fund will achieve its investment objective. The fund is subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and, therefore, the value of the fund shares may be less than what you paid for them. Accordingly, you can lose money investing in this fund. Please see the prospectus for more complete information on investment risks.

       NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Performance Summary

                               A SHARES                B SHARES                C SHARES
                           since 6/25/2001         since 6/25/2001         since 6/25/2001
---------------------------------------------------------------------------------------------
AVERAGE ANNUAL           W/O SALES    W/SALES    W/O SALES    W/SALES    W/O SALES    W/SALES
TOTAL RETURNS             CHARGES     CHARGES     CHARGES     CHARGES     CHARGES     CHARGES

Since Inception           -1.14%      -3.69%      -1.97%      -3.27%      -1.97%      -1.97%

1-year                    39.38       31.44       38.22       33.22       38.21       37.21

6-month                   28.55       21.09       27.94       22.94       27.94       26.94
---------------------------------------------------------------------------------------------

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, and fund shares, when redeemed, may be worth more or less than their original cost. The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and 1.00 percent for Class B and C shares. Figures shown above assume reinvestment of all dividends and capital gains.

The S&P/Barra 500 Value Index is generally representative of the U.S. Market for value stocks. The S&P 500 Stock Index is generally representative of the U.S. stock market. Indexes are unmanaged and do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2003

       Van Kampen Value Opportunities Fund is managed by the adviser's Multi-Cap Value team.(1) Current members include B. Robert Baker, Jr., Managing Director; Jason Leder, Executive Director; and Kevin Holt, Executive Director. The following discussion reflects the team's views on the fund's performance.

Q. BEFORE YOU DISCUSS HOW THE FUND PERFORMED, PLEASE DESCRIBE THE OVERALL MARKET ENVIRONMENT.

A. Most stocks performed very well during the past six months, benefiting from an improving economy along with increasing investor confidence.

        -- Early in the period, investors' spirits were buoyed by the end of major combat operations in Iraq. Uncertainty about the war's progress had been hampering stocks.

        -- Stocks also were helped by increasingly favorable economic news, a mid-year tax cut and continued low interest rates.

        -- In this very positive climate, the broad market, measured by the Standard & Poor's 500 Index, gained 17 percent.

        -- Value stocks generally outperformed growth stocks during the first three months of the period. During the next three months, however, growth modestly outperformed value.

Q.     HOW DID THE FUND PERFORM DURING THE REPORTING PERIOD?

A.     The fund outperformed its benchmark indexes.

        -- Van Kampen Value Opportunities Fund returned 28.55 percent for the six months that ended September 30, 2003. Performance figures are for Class A shares, and assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. If sales charges were included, performance would be lower. Past performance is no guarantee of future results.

        -- The fund's benchmarks, the Standard & Poor's 500/Barra Value Index and Standard & Poor's 500 Index, returned 21.86 percent and 18.46 percent, respectively.

       See Performance Summary for additional information and index definitions.

(1)Team members may change at any time without notice.
 2

Q.     WHAT HELPED PERFORMANCE DURING THE REPORTING PERIOD?

       In particular, the fund benefited from owning Louisiana-Pacific, Georgia-Pacific and Sprint FON Group, which all began the period with very low valuations that improved as time went on.(2).

        -- Louisiana-Pacific, which manufactures oriented strand board (OSB) and other home-building materials, benefited as the demand for home building increased faster than the supply of OSB. The company also reduced its debt load and went through a financial restructuring.

        -- Georgia-Pacific, which makes a variety of consumer paper and packaging products, also began to restructure. The company had been depressed because of its exposure to asbestos-related lawsuits. Investors gradually believed that the financial risk surrounding this litigation did not warrant such a low valuation for the company.

        -- Sprint, a leading provider of telecommunications services, also turned in strong results. Sprint's valuation was low in part because investors were concerned about the strength of the company's balance sheet--concerns we did not share to the same degree. As the economy accelerated, however, anticipation of improvement in Sprint's core long-distance business helped generate stronger stock performance.

TOP 10 HOLDINGS AS OF 9/30/03               TOP 10 INDUSTRIES AS OF 9/30/03
Sprint FON Group               5.3%         Pharmaceuticals                13.7%
Bristol-Myers Squibb           4.8          Oil & Gas Equipment & Services  8.2
Halliburton                    4.5          Integrated Telecom. Services    7.2
Schlumberger                   3.7          Oil & Gas Drilling              6.2
GlaxoSmithKline                3.6          Paper Products                  5.8
Boise Cascade                  3.3          Property & Casualty             5.4
Freddie Mac                    3.2          Diversified Banks               3.5
Delphi Automotive Systems      2.9          Thrifts & Mortgage Finance      3.4
Smurfit-Stone Container        2.8          Auto Parts & Equipment          2.8
Georgia-Pacific                2.6          Paper Packaging                 2.8

Subject to change daily. All percentages are as a percentage of long-term investments. For informational purposes only and should not be deemed as a recommendation to buy securities mentioned or securities in the industries shown above. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

(2)There is no guarantee that these stocks will continue to perform well or be held by the fund in the future.

Q.     WHAT FACTORS HINDERED PERFORMANCE?

A. Verizon, Schering-Plough and Transocean were among the fund's holdings that had an especially negative effect on the fund's results.

        -- Verizon, one of the nation's largest telecommunications service providers, was hurt by uncertainty surrounding a threatened strike from its customer-service representatives. Investors also had concerns about Verizon's loss of phone lines, caused in part by the weak economy of the past several years.

        -- Pharmaceuticals maker Schering-Plough disappointed because Clarinex, the company's flagship allergy drug and successor to Claritin, so far has failed to sell as rapidly as expected. Schering-Plough's shares were also hurt by the relative success of a competitor's hepatitis drug.

        -- Transocean, which specializes in offshore oil and gas drilling, also performed worse than expected. The company, along with many of its competitors, saw its already low valuation go even lower during the period.

Q.     PLEASE HIGHLIGHT SIGNIFICANT WEIGHTINGS FROM THE PORTFOLIO.

A. Three large holdings in the fund as of September 30, 2003, were Sprint, Bristol-Myers Squibb and Halliburton. In keeping with our value-investing philosophy, we believed that all three stocks had a lower valuation than they deserved.

        -- Sprint, which we discussed earlier as a strong performer for the fund, represented the fund's largest holding as of the end of the period. We believed that the company's long-distance earnings may improve if the economy continues to expand.

        -- Bristol-Myers Squibb, a large drug manufacturer, saw its valuation decline because of concerns that the company's drug pipeline lacks enough impressive new products. However, we noted Bristol-Myers' substantial research and development efforts and believed the company's shares were too heavily discounted.

        -- Halliburton, which provides oil and gas exploration and production services, continued to trade at a discount to its fair value, in our opinion. Litigation surrounding the company's exposure to asbestos claims has weighed down the stock. We believe, however, that this issue, once it's settled, could have a far more modest impact on the company's shares.

Q. NOW THAT YOU'VE PROVIDED AN OVERVIEW OF THE FUND, DO YOU HAVE ANY CLOSING THOUGHTS FOR SHAREHOLDERS?

A. As bottom-up investors, we are more concerned with company fundamentals and valuations than we are about what may happen to the economy or broad stock market. While we monitor the economy's changes, the focus of our efforts will remain on looking for companies whose business fundamentals are, we believe, attractive relative to their valuation.

ANNUAL HOUSEHOLDING NOTICE

       To reduce expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectus and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICIES AND PROCEDURES

       A description of the fund's policies and procedures with respect to the voting of proxies relating to the fund's portfolio securities is available without charge, upon request, by calling 1-800-847-2424. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

                         BY THE NUMBERS

YOUR FUND'S INVESTMENTS

September 30, 2003 (Unaudited)
THE FOLLOWING PAGES DETAIL YOUR FUND'S PORTFOLIO OF INVESTMENTS AT THE END OF THE REPORTING PERIOD.

                                                                          MARKET
DESCRIPTION                                                   SHARES       VALUE
COMMON STOCKS  83.0%
ADVERTISING  1.0%
Interpublic Group Cos., Inc. (a)............................   30,200   $   426,424
                                                                        -----------

APPAREL & ACCESSORIES  1.0%
Jones Apparel Group, Inc. ..................................   14,000       419,020
                                                                        -----------

AUTO PARTS & EQUIPMENT  2.4%
Delphi Automotive Systems Corp. ............................  110,200       997,310
                                                                        -----------

COMMUNICATIONS EQUIPMENT  0.8%
Andrew Corp. (a)............................................    4,670        57,394
Cisco Systems, Inc. (a).....................................      960        18,758
Comverse Technology, Inc. (a)...............................      770        11,519
Ericsson, Class B--ADR (Sweden) (a).........................    4,461        65,488
JDS Uniphase Corp. (a)......................................   13,510        48,636
Motorola, Inc. .............................................    1,150        13,766
Nokia Corp.--ADR (Finland)..................................    8,750       136,500
                                                                        -----------
                                                                            352,061
                                                                        -----------
COMPUTER HARDWARE  0.5%
Hewlett-Packard Co. ........................................   11,603       224,634
                                                                        -----------

COMPUTER STORAGE & PERIPHERALS  0.2%
Electronics for Imaging, Inc. (a)...........................    3,420        79,754
                                                                        -----------

CONSUMER FINANCE  0.1%
Capital One Financial Corp. ................................      700        39,928
                                                                        -----------

DATA PROCESSING & OUTSOURCING SERVICES  0.2%
SunGard Data Systems, Inc. (a)..............................    3,300        86,823
                                                                        -----------
DEPARTMENT STORES  2.0%
Federated Department Stores, Inc. ..........................   11,230       470,537
May Department Stores Co. ..................................   14,600       359,598
                                                                        -----------
                                                                            830,135
                                                                        -----------
DIVERSIFIED BANKS  2.9%
Bank of America Corp. ......................................    6,300       491,652
Wells Fargo & Co. ..........................................   14,000       721,000
                                                                        -----------
                                                                          1,212,652
                                                                        -----------

 6                                             See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2003 (Unaudited)

                                                                          MARKET
DESCRIPTION                                                   SHARES       VALUE
DIVERSIFIED CHEMICALS  0.9%
Dow Chemical Co. ...........................................   11,750   $   382,345
                                                                        -----------

ELECTRIC UTILITIES 1.6%
Public Service Enterprise Group, Inc. ......................    7,700       323,400
TXU Corp. ..................................................   15,630       368,243
                                                                        -----------
                                                                            691,643
                                                                        -----------
ELECTRONIC MANUFACTURING SERVICES  1.2%
Flextronics International Ltd. (Singapore) (a)..............   14,700       208,446
Jabil Circuit, Inc. (a).....................................    1,910        49,756
Kemet Corp. (a).............................................   18,920       241,041
                                                                        -----------
                                                                            499,243
                                                                        -----------
FOOD RETAIL  2.0%
Kroger Co. (a)..............................................   46,320       827,739
                                                                        -----------

FOREST PRODUCTS  1.8%
Louisiana-Pacific Corp. (a).................................   55,400       763,412
                                                                        -----------

HEALTH CARE EQUIPMENT  1.0%
Applera Corp.--Applied Biosystems Group.....................   19,100       426,121
                                                                        -----------

HEALTH CARE FACILITIES  2.1%
Tenet Healthcare Corp. (a)..................................   28,400       411,232
Triad Hospitals, Inc. (a)...................................   15,800       478,424
                                                                        -----------
                                                                            889,656
                                                                        -----------
HOTELS  1.1%
Royal Caribbean Cruises Ltd. ...............................   16,200       455,382
                                                                        -----------

HOUSEHOLD PRODUCTS  1.4%
Kimberly-Clark Corp. .......................................   11,500       590,180
                                                                        -----------

INDUSTRIAL MACHINERY  0.9%
Cognex Corp. ...............................................   14,910       391,984
                                                                        -----------

INTEGRATED OIL & GAS  1.3%
Total Fina Elf SA--ADR (France).............................    7,300       553,340
                                                                        -----------

INTEGRATED TELECOMMUNICATION SERVICES  6.0%
Amdocs Ltd. (Guernsey) (a)..................................    3,200        60,160
Sprint Corp.-FON Group......................................  122,630     1,851,713
Verizon Communications, Inc. ...............................   19,200       622,848
                                                                        -----------
                                                                          2,534,721
                                                                        -----------

See Notes to Financial Statements                                              7

YOUR FUND'S INVESTMENTS

September 30, 2003 (Unaudited)

                                                                          MARKET
DESCRIPTION                                                   SHARES       VALUE
INVESTMENT BANKING & BROKERAGE  0.4%
Goldman Sachs Group, Inc. ..................................      600   $    50,340
Merrill Lynch & Co., Inc. ..................................    2,400       128,472
                                                                        -----------
                                                                            178,812
                                                                        -----------
IT CONSULTING & OTHER SERVICES  0.3%
Affiliated Computer Services, Inc., Class A (a).............    2,300       111,987
                                                                        -----------

LIFE & HEALTH INSURANCE  1.3%
Stancorp Financial Group, Inc. .............................    5,700       327,465
Torchmark Corp. ............................................    5,800       235,712
                                                                        -----------
                                                                            563,177
                                                                        -----------
MOVIES & ENTERTAINMENT  1.3%
Walt Disney Co. ............................................   26,490       534,303
                                                                        -----------

MULTI-LINE INSURANCE  1.1%
Nationwide Financial Services, Inc. ........................   14,200       445,028
                                                                        -----------

OIL & GAS DRILLING  5.1%
Diamond Offshore Drilling, Inc. ............................   45,870       876,117
GlobalSantaFe Corp. ........................................   33,500       802,325
Transocean, Inc. (a)........................................   24,700       494,000
                                                                        -----------
                                                                          2,172,442
                                                                        -----------
OIL & GAS EQUIPMENT & SERVICES  6.8%
Halliburton Co. ............................................   65,620     1,591,285
Schlumberger Ltd. ..........................................   26,440     1,279,696
                                                                        -----------
                                                                          2,870,981
                                                                        -----------
OTHER DIVERSIFIED FINANCIAL SERVICES  1.2%
Citigroup, Inc. ............................................    9,500       432,345
Principal Financial Group, Inc. ............................    2,500        77,475
                                                                        -----------
                                                                            509,820
                                                                        -----------
PACKAGED FOODS  1.0%
Unilever NV (Netherlands)...................................    7,100       420,178
                                                                        -----------

PAPER PACKAGING  2.3%
Smurfit-Stone Container Corp. (a)...........................   64,400       964,712
                                                                        -----------

PAPER PRODUCTS  4.8%
Boise Cascade Corp. ........................................   41,400     1,142,640
Georgia-Pacific Corp. ......................................   37,100       899,304
                                                                        -----------
                                                                          2,041,944
                                                                        -----------
PHARMACEUTICALS  11.3%
Bristol-Myers Squibb Co. ...................................   65,600     1,683,296
GlaxoSmithKline PLC--ADR (United Kingdom)...................   29,700     1,259,280
Merck & Co., Inc. ..........................................    8,600       435,332
Pfizer, Inc. ...............................................   15,680       476,358

 8                                             See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2003 (Unaudited)

                                                                          MARKET
DESCRIPTION                                                   SHARES       VALUE
PHARMACEUTICALS (CONTINUED)
Roche Holdings, AG- ADR (Switzerland).......................    5,100   $   422,790
Wyeth.......................................................   10,830       499,263
                                                                        -----------
                                                                          4,776,319
                                                                        -----------
PROPERTY & CASUALTY  4.5%
Allstate Corp. .............................................    4,430       161,828
AMBAC Financial Group, Inc. ................................    2,500       160,000
Chubb Corp. ................................................    6,100       395,768
Cincinnati Financial Corp. .................................   12,300       491,508
RenaissanceRe Holdings Ltd. (Bermuda).......................   11,100       506,493
Travelers Property Casualty Corp., Class B..................   10,230       162,452
                                                                        -----------
                                                                          1,878,049
                                                                        -----------
RAILROADS  0.3%
Burlington Northern Santa Fe Corp. .........................    4,400       127,028
                                                                        -----------

REGIONAL BANKS  1.5%
PNC Financial Services Group, Inc. .........................   10,700       509,106
SunTrust Banks, Inc. .......................................    2,120       127,984
                                                                        -----------
                                                                            637,090
                                                                        -----------
RESTAURANTS  1.5%
McDonald's Corp. ...........................................   26,300       619,102
                                                                        -----------

SEMICONDUCTOR EQUIPMENT  0.1%
Credence Systems Corp. (a)..................................    3,500        40,250
                                                                        -----------

SPECIALTY CHEMICALS  0.9%
Rohm & Haas Co. ............................................   11,100       371,295
                                                                        -----------

STEEL  0.5%
United States Steel Corp. ..................................   11,000       202,180
                                                                        -----------

SYSTEMS SOFTWARE  0.3%
Check Point Software Technologies, Ltd. (Israel) (a)........    3,730        62,664
Microsoft Corp. ............................................    2,700        75,033
                                                                        -----------
                                                                            137,697
                                                                        -----------
THRIFTS & MORTGAGE FINANCE  2.8%
Fannie Mae..................................................      900        63,180
Freddie Mac.................................................   21,220     1,110,867
                                                                        -----------
                                                                          1,174,047
                                                                        -----------
TOBACCO  1.3%
Altria Group, Inc. .........................................   12,270       537,426
                                                                        -----------

See Notes to Financial Statements                                              9

YOUR FUND'S INVESTMENTS

September 30, 2003 (Unaudited)

                                                                          MARKET
DESCRIPTION                                                                VALUE
TOTAL LONG-TERM INVESTMENTS  83.0%
(Cost $31,724,861)...................................................   $34,988,374

REPURCHASE AGREEMENT  18.0%
State Street Bank & Trust Co. ($7,583,000 par collateralized by U.S.
  Government obligations in a pooled cash account, dated 09/30/03, to
  be sold on 10/01/03 at $7,583,185) (Cost $7,583,000)...............     7,583,000
                                                                        -----------

TOTAL INVESTMENTS  101.0%
  (Cost $39,307,861).................................................    42,571,374
LIABILITIES IN EXCESS OF OTHER ASSETS  (1.0%)........................      (403,342)
                                                                        -----------

NET ASSETS  100.0%...................................................   $42,168,032
                                                                        ===========

(a) Non-income producing security as this stock currently does not declare dividends.

ADR--American Depositary Receipt

 10                                            See Notes to Financial Statements

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
September 30, 2003 (Unaudited)

ASSETS:
Total Investments, including repurchase agreement of
  $7,583,000 (Cost $39,307,861).............................  $42,571,374
Receivables:
  Fund Shares Sold..........................................      593,765
  Dividends.................................................       65,433
  Interest..................................................          185
Other.......................................................       11,289
                                                              -----------
    Total Assets............................................   43,242,046
                                                              -----------
LIABILITIES:
Payables:
  Investments Purchased.....................................      882,638
  Distributor and Affiliates................................       44,765
  Fund Shares Repurchased...................................       25,814
  Investment Advisory Fee...................................       17,279
  Custodian Bank............................................        7,713
Accrued Expenses............................................       76,196
Trustees' Deferred Compensation and Retirement Plans........       19,609
                                                              -----------
    Total Liabilities.......................................    1,074,014
                                                              -----------
NET ASSETS..................................................  $42,168,032
                                                              ===========
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $43,368,513
Net Unrealized Appreciation.................................    3,263,513
Accumulated Undistributed Net Investment Income.............       37,813
Accumulated Net Realized Loss...............................   (4,501,807)
                                                              -----------
NET ASSETS..................................................  $42,168,032
                                                              ===========
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $14,447,734 and 1,506,715 shares of
    beneficial interest issued and outstanding).............  $      9.59
    Maximum sales charge (5.75%* of offering price).........          .59
                                                              -----------
    Maximum offering price to public........................  $     10.18
                                                              ===========
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $17,229,928 and 1,816,824 shares of
    beneficial interest issued and outstanding).............  $      9.48
                                                              ===========
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $10,490,370 and 1,106,285 shares of
    beneficial interest issued and outstanding).............  $      9.48
                                                              ===========

*   On sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             11

Statement of Operations
For the Six Months Ended September 30, 2003 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $2,741)......  $   307,530
Interest....................................................       18,248
                                                              -----------
    Total Income............................................      325,778
                                                              -----------
EXPENSES:
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $12,864, $78,854 and $41,213,
  respectively).............................................      132,931
Investment Advisory Fee.....................................      128,674
Shareholder Services........................................       51,291
Shareholder Reports.........................................       22,850
Trustees' Fees and Related Expenses.........................        7,144
Legal.......................................................        6,865
Custody.....................................................        6,535
Other.......................................................       43,885
                                                              -----------
    Total Expenses..........................................      400,175
    Investment Advisory Fee Reduction.......................       61,345
    Less Credits Earned on Cash Balances....................           10
                                                              -----------
    Net Expenses............................................      338,820
                                                              -----------
NET INVESTMENT LOSS.........................................  $   (13,042)
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................  $ 2,174,678
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   (2,322,347)
  End of the Period.........................................    3,263,513
                                                              -----------
Net Unrealized Appreciation During the Period...............    5,585,860
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $ 7,760,538
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $ 7,747,496
                                                              ===========

 12                                            See Notes to Financial Statements

Statements of Changes in Net Assets
(Unaudited)

                                                          SIX MONTHS ENDED       YEAR ENDED
                                                         SEPTEMBER 30, 2003    MARCH 31, 2003
                                                         ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income/Loss.............................     $   (13,042)        $     33,336
Net Realized Gain/Loss.................................       2,174,678           (6,066,851)
Net Unrealized Appreciation/Depreciation During the
  Period...............................................       5,585,860           (3,461,743)
                                                            -----------         ------------
Change in Net Assets from Operations...................       7,747,496           (9,495,258)
                                                            -----------         ------------

Distributions from Net Investment Income:
  Class A Shares.......................................             -0-              (33,516)
  Class B Shares.......................................             -0-                  -0-
  Class C Shares.......................................             -0-                  -0-
                                                            -----------         ------------
                                                                    -0-              (33,516)
                                                            -----------         ------------

Distributions from Net Realized Gain:
  Class A Shares.......................................             -0-              (48,753)
  Class B Shares.......................................             -0-              (88,911)
  Class C Shares.......................................             -0-              (33,915)
                                                            -----------         ------------
                                                                    -0-             (171,579)
                                                            -----------         ------------
Total Distributions....................................             -0-             (205,095)
                                                            -----------         ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES....       7,747,496           (9,700,353)
                                                            -----------         ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold..............................      10,760,699           13,990,591
Net Asset Value of Shares Issued Through Dividend
  Reinvestment.........................................             -0-              189,300
Cost of Shares Repurchased.............................      (3,386,504)         (10,943,923)
                                                            -----------         ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS.....       7,374,195            3,235,968
                                                            -----------         ------------
TOTAL INCREASE/DECREASE IN NET ASSETS..................      15,121,691           (6,464,385)
NET ASSETS:
Beginning of the Period................................      27,046,341           33,510,726
                                                            -----------         ------------
End of the Period (Including accumulated undistributed
  net investment income of $37,813 and $50,855,
  respectively)........................................     $42,168,032         $ 27,046,341
                                                            ===========         ============

See Notes to Financial Statements                                             13

Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                 SIX MONTHS        YEAR         JUNE 25, 2001
                                                    ENDED          ENDED        (COMMENCEMENT
                                                SEPTEMBER 30,    MARCH 31,    OF OPERATIONS) TO
                                                  2003 (a)       2003 (a)     MARCH 31, 2002 (a)
CLASS A SHARES                                  ------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.......    $ 7.46         $ 10.06           $10.00
                                                   ------         -------           ------
  Net Investment Income........................       .02             .05              .04
  Net Realized and Unrealized Gain/Loss........      2.11           (2.57)             .07
                                                   ------         -------           ------
Total from Investment Operations...............      2.13           (2.52)             .11
                                                   ------         -------           ------
Less:
  Distributions from Net Investment Income.....       -0-             .03              .05
  Distributions from Net Realized Gain.........       -0-             .05              -0-
                                                   ------         -------           ------
Total Distributions............................       -0-             .08              .05
                                                   ------         -------           ------
NET ASSET VALUE, END OF THE PERIOD.............    $ 9.59         $  7.46           $10.06
                                                   ======         =======           ======

Total Return** (b).............................    28.55%*        -25.09%            1.19%*
Net Assets at End of the Period (In
  millions)....................................    $ 14.4         $   7.4           $  8.2
Ratio of Expenses to Average Net Assets**
  (c)..........................................     1.45%           1.46%            1.45%
Ratio of Net Investment Income to Average Net
  Assets**.....................................      .45%            .67%             .46%
Portfolio Turnover.............................       48%*            70%              64%*
*  Non-Annualized
** If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets
     (c).......................................     1.80%           2.11%            2.96%
   Ratio of Net Investment Income/Loss to
     Average Net Assets........................      .10%            .02%           (1.05%)

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total return would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the year ended March 31, 2003.

 14                                            See Notes to Financial Statements

\
Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                 SIX MONTHS        YEAR         JUNE 25, 2001
                                                    ENDED          ENDED        (COMMENCEMENT
                                                SEPTEMBER 30,    MARCH 31,    OF OPERATIONS) TO
                                                  2003 (a)       2003 (a)     MARCH 31, 2002 (a)
CLASS B SHARES                                  ------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.......    $ 7.41         $ 10.05           $10.00
                                                   ------         -------           ------
  Net Investment Loss..........................     (.01)            (.01)            (.02)
  Net Realized and Unrealized Gain/Loss........      2.08           (2.58)             .09
                                                   ------         -------           ------
Total from Investment Operations...............      2.07           (2.59)             .07
                                                   ------         -------           ------
Less:
  Distributions from Net Investment Income.....       -0-             -0-              .02
  Distributions from Net Realized Gain.........       -0-             .05              -0-
                                                   ------         -------           ------
Total Distributions............................       -0-             .05              .02
                                                   ------         -------           ------
NET ASSET VALUE, END OF THE PERIOD.............    $ 9.48         $  7.41           $10.05
                                                   ======         =======           ======

Total Return** (b).............................    27.94%*        -25.75%            0.63%*
Net Assets at End of the Period (In
  millions)....................................    $ 17.2         $  13.6           $ 21.1
Ratio of Expenses to Average Net Assets**
  (c)..........................................     2.20%           2.21%            2.20%
Ratio of Net Investment Loss to Average Net
  Assets**.....................................    (.30%)           (.09%)           (.29%)
Portfolio Turnover.............................       48%*            70%              64%*
*  Non-Annualized
** If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets
     (c).......................................     2.55%           2.86%            3.71%
   Ratio of Net Investment Loss to Average Net
     Assets....................................    (.65%)           (.74%)          (1.80%)

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total return would be lower. These returns include combined Rule 12b-1 fees and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the year ended March 31, 2003.

See Notes to Financial Statements                                             15

Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                 SIX MONTHS        YEAR         JUNE 25, 2001
                                                    ENDED          ENDED        (COMMENCEMENT
                                                SEPTEMBER 30,    MARCH 31,    OF OPERATIONS) TO
                                                  2003 (a)       2003 (a)     MARCH 31, 2002 (a)
CLASS C SHARES                                  ------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.......    $ 7.41         $ 10.05           $10.00
                                                   ------         -------           ------
  Net Investment Loss..........................     (.01)             -0-             (.02)
  Net Realized and Unrealized Gain/Loss........      2.08           (2.59)             .09
                                                   ------         -------           ------
Total from Investment Operations...............      2.07           (2.59)             .07
                                                   ------         -------           ------
Less:
  Distributions from Net Investment Income.....       -0-             -0-              .02
  Distributions from Net Realized Gain.........       -0-             .05              -0-
                                                   ------         -------           ------
Total Distributions............................       -0-             .05              .02
                                                   ------         -------           ------
NET ASSET VALUE, END OF THE PERIOD.............    $ 9.48         $  7.41           $10.05
                                                   ======         =======           ======

Total Return** (b).............................    27.94%*        -25.75%           0.63%*
Net Assets at End of the Period (In
  millions)....................................    $ 10.5         $   6.1           $  4.3
Ratio of Expenses to Average Net Assets**
  (c)..........................................     2.20%           2.21%            2.20%
Ratio of Net Investment Loss to Average Net
  Assets**.....................................    (.30%)           (.09%)           (.26%)
Portfolio Turnover.............................       48%*            70%             64%*
*  Non-Annualized
** If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets
     (c).......................................     2.55%           2.86%            3.71%
   Ratio of Net Investment Loss to Average Net
     Assets....................................    (.65%)           (.74%)          (1.77%)

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total return would be lower. These returns include combined Rule 12b-1 fees and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the year ended March 31, 2003.

 16                                            See Notes to Financial Statements

NOTES TO
FINANCIAL STATEMENTS

(Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Value Opportunities Fund (the "Fund") is organized as a separate non-diversified series of the Van Kampen Equity Trust, a Delaware business trust, and is registered as a non-diversified, open-end investment management company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek capital growth and income. The Fund commenced investment operations on June 25, 2001 with three classes of common shares: Class A, Class B and Class C.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the bid and asked price. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management Inc. (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSE Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and transfer agency costs which are unique to each class of shares.

NOTES TO
FINANCIAL STATEMENTS

(Unaudited)

D. FEDERAL INCOME Taxes It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. At March 31, 2003, the Fund had an accumulated capital loss carry forward for tax purposes of $4,937,974, which will expire on March 31, 2011.

    At September 30, 2003, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $39,639,401
                                                              ===========
Gross tax unrealized appreciation...........................  $ 4,073,918
Gross tax unrealized depreciation...........................   (1,141,945)
                                                              -----------
Net tax unrealized appreciation on investments..............  $ 2,931,973
                                                              ===========

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

    The tax character of distributions paid during the year ended March 31, 2003 was as follows:

Distributions paid from:
  Ordinary Income...........................................  $205,095
  Long-term capital gain....................................       -0-
                                                              --------
                                                              $205,095
                                                              ========

    As of March 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $79,273

    Net realized gains and losses may differ for financial and tax reporting purposes as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the six months ended September 30, 2003, the Fund's custody fee was reduced by $10 as a result of credits earned on cash balances.

NOTES TO
FINANCIAL STATEMENTS

(Unaudited)

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $500 million..........................................     .75%
Next $500 million...........................................     .70%
Over $1 billion.............................................     .65%

    For the six months ended September 30, 2003, the Adviser voluntarily waived $61,345 of its investment advisory fees. This waiver is voluntary in nature and can be discontinued at the Adviser's discretion.

    For the six months ended September 30, 2003, the Fund recognized expenses of approximately $600 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Fund, of which a trustee of the Fund is an affiliated person.

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Fund. The Adviser allocates the cost of such services to each fund. For the six months ended September 30, 2003, the Fund recognized expenses of approximately $13,000 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, which are reported as part of "Accounting" and "Legal" expenses, respectively, in the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended September 30, 2003, the Fund recognized expenses of approximately $45,800, representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are officers of Van Kampen. The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $10,386 are included in "Other" assets on the Statement of Assets and Liabilities at September 30, 2003. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended September 30, 2003, the Fund paid brokerage commissions to Morgan Stanley DW Inc., an affiliate of the Adviser, totaling $894.

NOTES TO
FINANCIAL STATEMENTS

(Unaudited)

3. CAPITAL TRANSACTIONS

At September 30, 2003, capital aggregated $14,495,878, $18,799,510 and $10,073,125 for Classes A, B, and C, respectively. For the six months ended September 30, 2003, transactions were as follows:

                                                               SHARES         VALUE
Sales:
  Class A...................................................    614,751    $ 5,710,828
  Class B...................................................    195,594      1,788,868
  Class C...................................................    359,868      3,261,003
                                                              ---------    -----------
Total Sales.................................................  1,170,213    $10,760,699
                                                              =========    ===========
Dividend Reinvestment:
  Class A...................................................        -0-    $       -0-
  Class B...................................................        -0-            -0-
  Class C...................................................        -0-            -0-
                                                              ---------    -----------
Total Dividend Reinvestment.................................        -0-    $       -0-
                                                              =========    ===========
Repurchases:
  Class A...................................................   (101,231)   $  (909,005)
  Class B...................................................   (211,368)    (1,832,721)
  Class C...................................................    (71,394)      (644,778)
                                                              ---------    -----------
Total Repurchases...........................................   (383,993)   $(3,386,504)
                                                              =========    ===========

NOTES TO
FINANCIAL STATEMENTS

(Unaudited)

    At March 31, 2003, capital aggregated $9,694,055, $18,843,363 and $7,456,900 for Classes A, B, and C, respectively. For the year ended March 31, 2003, transactions were as follows:

                                                                SHARES         VALUE
Sales:
  Class A...................................................     696,623    $  5,987,283
  Class B...................................................     391,140       3,321,436
  Class C...................................................     567,306       4,681,872
                                                              ----------    ------------
Total Sales.................................................   1,655,069    $ 13,990,591
                                                              ==========    ============
Dividend Reinvestment:
  Class A...................................................       9,767    $     76,278
  Class B...................................................      11,288          87,710
  Class C...................................................       3,253          25,312
                                                              ----------    ------------
Total Dividend Reinvestment.................................      24,308    $    189,300
                                                              ==========    ============
Repurchases:
  Class A...................................................    (523,617)   $ (4,288,999)
  Class B...................................................    (670,288)     (5,284,021)
  Class C...................................................    (176,149)     (1,370,903)
                                                              ----------    ------------
Total Repurchases...........................................  (1,370,054)   $(10,943,923)
                                                              ==========    ============

    Class B Shares and any dividend reinvestment Class B Shares received on such shares, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. For the six months ended September 30, 2003 and the year ended March 31, 2003, no Class B Shares converted to Class A Shares. Class C Shares do not possess a conversion feature. Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC for Class B and Class C Shares will be imposed on most redemptions made within five years of the purchase for Class B Shares and one year of the purchase for Class C Shares as detailed in the following schedule.

                                                                 CONTINGENT DEFERRED
                                                                     SALES CHARGE
                                                                   AS A PERCENTAGE
                                                                   OF DOLLAR AMOUNT
                                                                  SUBJECT TO CHARGE
                                                              --------------------------
YEAR OF REDEMPTION                                            CLASS B            CLASS C
First.......................................................   5.00%              1.00%
Second......................................................   4.00%               None
Third.......................................................   3.00%               None
Fourth......................................................   2.50%               None
Fifth.......................................................   1.50%               None
Sixth and After.............................................    None               None

NOTES TO
FINANCIAL STATEMENTS

(Unaudited)

    For the six months ended September 30, 2003, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $15,200 and CDSC on redeemed shares of approximately $39,400. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $15,373,518 and $14,665,753, respectively.

5. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares, and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares, and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and the maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to 0.25% of Class A average daily net assets and 1.00% each for Class B and Class C average daily net assets are accrued daily. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $692,517 and $12,064 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

    Included in the fees for the six months ended September 30, 2003 are payments retained by Van Kampen of approximately $77,000 and payments made to Morgan Stanley DW Inc., an affiliate of the Adviser, of approximately $26,200.

                                               VAN KAMPEN INVESTMENTS

THE VAN KAMPEN
FAMILY OF FUNDS

Global/International

   Emerging Markets
   Emerging Markets Income
   European Value Equity
   Global Equity Allocation
   Global Franchise
   Global Value Equity
   International Advantage
   International Magnum

Growth

   Aggressive Growth
   American Value
   Emerging Growth
   Enterprise
   Equity Growth
   Focus Equity
   Growth
   Mid Cap Growth
   Pace
   Select Growth
   Small Cap Growth
   Small Cap Value
   Technology

Growth and Income

   Comstock
   Equity and Income
   Growth and Income
   Harbor
   Real Estate Securities
   Utility
   Value
   Value Opportunities

Income

   Corporate Bond
   Government Securities
   High Income Corporate Bond
   High Yield
   Limited Maturity Government
   U.S. Government

Tax Free

   California Insured Tax Free
   High Yield Municipal*
   Insured Tax Free Income
   Intermediate Term Municipal Income
   Municipal Income
   New York Tax Free Income
   Pennsylvania Tax Free Income
   Strategic Municipal Income

Capital Preservation

   Reserve
   Tax Free Money

Senior Loan

   Senior Loan Fund

For more complete information, including risk considerations, fees, sales charges and ongoing expenses, please contact your financial advisor for a prospectus. Please read it carefully before you invest or send money.

To view a current Van Kampen fund prospectus or to receive additional fund information, choose from one of the following:

- Visit our Web site at
  VANKAMPEN.COM.
  To view a prospectus
  select Literature,
  Download Fund Info.                                         (COMPUTER ICON)

- Call us at (800) 847-2424
  Telecommunications Device
  for the Deaf (TDD) users,
  call (800) 421-2833.                                           (PHONE ICON)

- E-mail us by visiting
  VANKAMPEN.COM and
  selecting Contact Us.
                                                            (MAIL ICON)

* Open to new investors for a limited time

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES
VAN KAMPEN VALUE OPPORTUNITIES FUND

BOARD OF TRUSTEES

DAVID C. ARCH
J. MILES BRANAGAN
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT INC.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1173
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

Van Kampen
Privacy Notice


The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you conduct with us, our affiliates, or third parties. We may also collect information you provide when using our Web site, and text files (also known as "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Investment Advisory Corp., Van Kampen Asset Management Inc., Van Kampen Advisors Inc., Van Kampen Management Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

                                                 Van Kampen Funds Inc.
                                                 1 Parkview Plaza, P.O. Box 5555
                                                 Oakbrook Terrace, IL 60181-5555
                                                 www.vankampen.com

                                     (VAN KAMPEN INVESTMENTS LOGO)

                                                 Copyright (C)2003 Van Kampen
                                                 Funds Inc. All rights reserved.
                                                 Member NASD/SIPC. 57, 157, 257
                                                 OPP SAR 11/03 12244K03-AP-11/03

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8.  [Reserved.]


Item 9. Controls and Procedures

The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10.  Exhibits.

(a)  Code of Ethics -- Not applicable for semi-annual reports.

(b) A separate certification for each Principal Executive Officer and Principal Financial Officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Equity Trust

By:/s/Ronald E. Robison
   ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 19, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 19, 2003

By: /s/ John L. Sullivan
    --------------------
Name: John L. Sullivan
Title: Principal Financial Officer
Date: November 19, 2003